UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21587

                            OLD MUTUAL ADVISOR FUNDS
               (Exact name of registrant as specified in charter)

           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                    (Address of principal executive offices)

                               Julian F. Sluyters
           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                     (Name and address of agent for service)

                                   Copies to:

         Jay G. Baris, Esq.                            Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP                 Old Mutual Capital, Inc.
    1177 Avenue of the Americas              4643 South Ulster Street, Suite 600
         New York, NY 10036                              Denver, CO 80237
           (212) 715-7515                                 (720) 200-7725

       Registrant's telephone number, including area code: 1-888-744-5050

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 24.7%
    ADVERTISING SERVICES -- 0.0%
      Getty Images*                               70      $          3
                                                          ------------
    Total Advertising Services                                       3
                                                          ------------
    AEROSPACE/DEFENSE -- 0.5%
      Boeing                                   1,530               122
      Rockwell Collins                         1,160                68
                                                          ------------
    Total Aerospace/Defense                                        190
                                                          ------------
    AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
      Alliant Techsystems*                       500                39
      Goodrich                                    80                 3
                                                          ------------
    Total Aerospace/Defense-Equipment                               42
                                                          ------------
    AGRICULTURAL CHEMICALS -- 0.4%
      Agrium                                   1,600                45
      Monsanto                                 2,160                95
                                                          ------------
    Total Agricultural Chemicals                                   140
                                                          ------------
    AGRICULTURAL OPERATIONS -- 0.1%
      Archer-Daniels-Midland                   1,108                42
      Tejon Ranch*                                15                 1
                                                          ------------
    Total Agricultural Operations                                   43
                                                          ------------
    AIRLINES -- 0.1%
      AMR*                                     1,300                37
      UAL*                                       100                 3
                                                          ------------
    Total Airlines                                                  40
                                                          ------------
    APPLICATIONS SOFTWARE -- 0.1%
      Citrix Systems*                            205                 6
      Microsoft                                   90                 3
      Nuance Communications*                     380                 4
      Satyam Computer Services ADR               230                 5
                                                          ------------
    Total Applications Software                                     18
                                                          ------------
    AUDIO/VIDEO PRODUCTS -- 0.1%
      Harman International                       240                25
                                                          ------------
    Total Audio/Video Products                                      25
                                                          ------------
    AUTO-CARS/LIGHT TRUCKS -- 0.0%
      General Motors                             173                 6
                                                          ------------
    Total Auto-Cars/Light Trucks                                     6
                                                          ------------
    BEVERAGES-NON-ALCOHOLIC -- 0.1%
      Coca-Cola Enterprises                    2,500                50
                                                          ------------
    Total Beverages-Non-Alcoholic                                   50
                                                          ------------
    BREWERY -- 0.1%
      Molson Coors Brewing, Cl B                 450                32
                                                          ------------
    Total Brewery                                                   32
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.1%
      Martin Marietta Materials                  250      $         22
                                                          ------------
    Total Building Products-Cement/Aggregate                        22
                                                          ------------
    BUILDING PRODUCTS-LIGHT FIXTURES -- 0.1%
      Genlyte Group*                             500                39
                                                          ------------
    Total Building Products-Light Fixtures                          39
                                                          ------------
    CASINO HOTELS -- 0.1%
      Harrah's Entertainment                     214                16
      MGM Mirage*                                850                37
                                                          ------------
    Total Casino Hotels                                             53
                                                          ------------
    CASINO SERVICES -- 0.1%
      International Game
      Technology                                 530                22
                                                          ------------
    Total Casino Services                                           22
                                                          ------------
    CELLULAR TELECOMMUNICATIONS -- 0.4%
      NII Holdings*                            2,362               154
                                                          ------------
    Total Cellular Telecommunications                              154
                                                          ------------
    CHEMICALS-DIVERSIFIED -- 0.1%
      E.I. du Pont de Nemours                    400                18
      Nova Chemicals                             900                27
                                                          ------------
    Total Chemicals-Diversified                                     45
                                                          ------------
    CHEMICALS-SPECIALTY -- 0.1%
      Ashland                                    600                36
      Hercules*                                  725                13
                                                          ------------
    Total Chemicals-Specialty                                       49
                                                          ------------
    COAL -- 0.1%
      Arch Coal                                   30                 1
      Consol Energy                              900                32
                                                          ------------
    Total Coal                                                      33
                                                          ------------
    COMMERCIAL BANKS-EASTERN US -- 0.0%
      North Fork Bancorporation                    6                --
                                                          ------------
    Total Commercial Banks-Eastern US                               --
                                                          ------------
    COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                       2,000                47
      Compass Bancshares                         600                34
                                                          ------------
    Total Commercial Banks-Southern US                              81
                                                          ------------
    COMMERCIAL SERVICES -- 0.0%
      ChoicePoint*                               165                 6
                                                          ------------
    Total Commercial Services                                        6
                                                          ------------
    COMPUTER SERVICES -- 0.3%
      Ceridian*                                1,150                27
      Cognizant Technology
         Solutions, Cl A*                      1,200                90
      Unisys*                                    320                 2
                                                          ------------
    Total Computer Services                                        119
                                                          ------------


1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------

    COMPUTERS -- 0.8%
      Apple Computer*                          1,300      $        106
      Hewlett-Packard                          3,829               148
      International Business
      Machines                                   390                36
                                                          ------------
    Total Computers                                                290
                                                          ------------
    COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      NCR*                                       712                30
                                                          ------------
    Total Computers-Integrated Systems                              30
                                                          ------------
    COMPUTERS-MEMORY DEVICES -- 0.2%
      Network Appliance*                         590                22
      Seagate Technology                       1,600                36
                                                          ------------
    Total Computers-Memory Devices                                  58
                                                          ------------
    COMPUTERS-PERIPHERAL EQUIPMENT -- 0.0%
      Logitech International*                     40                 1
                                                          ------------
    Total Computers-Peripheral Equipment                             1
                                                          ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.0%
      Kimberly-Clark                             110                 7
                                                          ------------
    Total Consumer Products-Miscellaneous                            7
                                                          ------------
    CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air                                 700                42
                                                          ------------
    Total Containers-Paper/Plastic                                  42
                                                          ------------
    CRUISE LINES -- 0.1%
      Carnival                                   503                25
                                                         ------------
    Total Cruise Lines                                              25
                                                          ------------
    DATA PROCESSING/MANAGEMENT -- 0.0%
      Dun & Bradstreet*                           60                 5
      Fair Isaac                                  40                 1
      MasterCard, Cl A                            20                 1
      NAVTEQ*                                     20                 1
                                                          ------------
    Total Data Processing/Management                                 8
                                                          ------------
    DIAGNOSTIC EQUIPMENT -- 0.0%
      Gen-Probe*                                 233                11
                                                          ------------
    Total Diagnostic Equipment                                      11
                                                          ------------
    DIALYSIS CENTERS -- 0.0%
      DaVita*                                     70                 4
                                                          ------------
    Total Dialysis Centers                                           4
                                                          ------------
    DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                                  170                14
                                                          ------------
    Total Disposable Medical Products                               14
                                                          ------------
    DISTRIBUTION/WHOLESALE -- 0.2%
      Fastenal                                   470                19
      Pool                                       540                22
                                                          ------------
    Total Distribution/Wholesale                                    41
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
-------------------------------------------------------------------------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
      3M                                         100      $          8
      Dover                                       85                 4
      Honeywell International                    471                20
      Illinois Tool Works                        598                29
      Trinity Industries                          35                 1
      Tyco International                       1,166                34
                                                          ------------
    Total Diversified Manufacturing Operations                      96
                                                          ------------
    E-COMMERCE/SERVICES -- 0.0%
      Expedia*                                   340                 5
                                                          ------------
    Total E-Commerce/Services                                        5
                                                          ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
      Emerson Electric                           259                22
                                                          ------------
    Total Electric Products-Miscellaneous                           22
                                                          ------------
    ELECTRIC-GENERATION -- 0.1%
      AES*                                     1,494                33
                                                          ------------
    Total Electric-Generation                                       33
                                                          ------------
    ELECTRIC-INTEGRATED -- 0.8%
      Alliant Energy                           1,350                52
      Centerpoint Energy                       3,700                57
      Dominion Resources                         200                16
      Duke Energy                                988                31
      Entergy                                    367                32
      OGE Energy                               1,000                39
      PPL                                      1,600                55
      Public Service Enterprise
      Group                                       12                 1
                                                          ------------
    Total Electric-Integrated                                      283
                                                          ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.0%
      Flextronics International*                 305                 4
                                                          ------------
    Total Electronic Components-Miscellaneous                        4
                                                          ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.7%
      Broadcom, Cl A*                          2,090                63
      Freescale Semiconductor, Cl
      B*                                         397                16
      International Rectifier*                    50                 2
      MEMC Electronic Materials*                 500                18
      Micron Technology*                       1,482                21
      Nvidia*                                  2,840                99
      PMC-Sierra*                                280                 2
      QLogic*                                    110                 2
      Semtech*                                   310                 4
      Silicon Laboratories*                      640                21
                                                          ------------
    Total Electronic Components-Semiconductors                     248
                                                          ------------
    ELECTRONIC FORMS -- 0.3%
      Adobe Systems*                           2,680               102
                                                          ------------
    Total Electronic Forms                                         102
                                                          ------------
    ELECTRONIC PARTS DISTRIBUTION -- 0.0%
      Avnet*                                     280                 7
                                                          ------------
    Total Electronic Parts Distribution                              7
                                                          ------------


2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    ENGINEERING/R&D SERVICES -- 0.1%
      Fluor                                      250      $         20
                                                          ------------
    Total Engineering/R&D Services                                  20
                                                          ------------
    ENTERPRISE SOFTWARE/SERVICES -- 0.2%
      BMC Software*                            1,100                33
      Lawson Software*                           970                 7
      Sybase*                                  1,500                37
                                                          ------------
    Total Enterprise Software/Services                              77
                                                          ------------
    ENTERTAINMENT SOFTWARE -- 0.1%
      Activision*                              1,440                22
      Electronic Arts*                            60                 3
                                                          ------------
    Total Entertainment Software                                    25
                                                          ------------
    FIDUCIARY BANKS -- 0.1%
      Northern Trust                             750                44
                                                          ------------
    Total Fiduciary Banks                                           44
                                                          ------------
    FINANCE-CONSUMER LOANS -- 0.2%
      First Marblehead                            70                 5
      SLM                                      1,551                75
                                                          ------------
    Total Finance-Consumer Loans                                    80
                                                          ------------
    FINANCE-CREDIT CARD -- 0.1%
      Capital One Financial                      326                26
                                                          ------------
    Total Finance-Credit Card                                       26
                                                          ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
      Citigroup                                  709                36
      Greenhill                                   40                 3
      JPMorgan Chase                           2,065                98
      Merrill Lynch                              841                73
      TD Ameritrade Holding                      920                15
                                                          ------------
    Total Finance-Investment Banker/Broker                         225
                                                          ------------
    FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
      Fannie Mae                               1,216                72
                                                          ------------
    Total Finance-Mortgage Loan/Banker                              72
                                                          ------------
    FINANCE-OTHER SERVICES -- 0.1%
      Asset Acceptance Capital*                  240                 4
      CBOT Holdings, Cl A*                       120                18
      Nasdaq Stock Market*                       710                25
                                                          ------------
    Total Finance-Other Services                                    47
                                                          ------------
    FINANCIAL GUARANTEE INSURANCE -- 0.1%
      AMBAC Financial Group                      270                22
      MGIC Investment                            250                15
                                                          ------------
    Total Financial Guarantee Insurance                             37
                                                          ------------
    FOOD-DAIRY PRODUCTS -- 0.1%
      Dean Foods*                              1,150                48
                                                          ------------
    Total Food-Dairy Products                                       48
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.0%
      ConAgra Foods                              513      $         13
                                                          ------------
    Total Food-Miscellaneous/Diversified                            13
                                                          ------------
    FORESTRY -- 0.1%
      Plum Creek Timber                        1,400                50
                                                          ------------
    Total Forestry                                                  50
                                                          ------------
    GAS-DISTRIBUTION -- 0.1%
      Energen                                  1,050                45
      Peoples Energy                              60                 2
      WGL Holdings                                60                 2
                                                          ------------
    Total Gas-Distribution                                          49
                                                          ------------
    GOLD MINING -- 0.1%
      Goldcorp                                   800                21
                                                          ------------
    Total Gold Mining                                               21
                                                          ------------
    GOLF -- 0.0%
      Callaway Golf                              200                 3
                                                          ------------
    Total Golf                                                       3
                                                          ------------
    HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                                310                22
                                                          ------------
    Total Hazardous Waste Disposal                                  22
                                                          ------------
    HEALTH CARE COST CONTAINMENT -- 0.2%
      McKesson                                 1,198                60
                                                          ------------
    Total Health Care Cost Containment                              60
                                                          ------------
    HOTELS & MOTELS -- 0.1%
      InterContinental Hotels ADR                240                 5
      Marriott International, Cl A               933                39
                                                          ------------
    Total Hotels & Motels                                           44
                                                          ------------
    HUMAN RESOURCES -- 0.4%
      Hewitt Associates, Cl A*                 1,700                42
      Manpower                                   350                24
      Monster Worldwide*                       1,970                80
                                                          ------------
    Total Human Resources                                          146
                                                          ------------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                        175                 3
                                                          ------------
    Total Identification Systems/Development                         3
                                                          ------------
    INDEPENDENT POWER PRODUCER -- 0.0%
      Mirant*                                     80                 2
      Reliant Energy*                            435                 6
                                                          ------------
    Total Independent Power Producer                                 8
                                                          ------------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Cognex                                      90                 2
                                                          ------------
    Total Industrial Automation/Robot                                2
                                                          ------------
    INDUSTRIAL GASES -- 0.2%
      Air Products & Chemicals                    50                 4


3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    INDUSTRIAL GASES -- CONTINUED
      Praxair                                  1,400      $         84
                                                          ------------
    Total Industrial Gases                                          88
                                                          ------------
    INSTRUMENTS-SCIENTIFIC -- 0.1%
      PerkinElmer                              1,700                36
                                                          ------------
    Total Instruments-Scientific                                    36
                                                          ------------
    INSURANCE BROKERS -- 0.2%
      AON                                        705                24
      Brown & Brown                            1,800                53
                                                          ------------
    Total Insurance Brokers                                         77
                                                          ------------
    INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                                    75                 3
                                                          ------------
    Total Internet Infrastructure Equipment                          3
                                                          ------------
    INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      F5 Networks*                               270                18
                                                          ------------
    Total Internet Infrastructure Software                          18
                                                          ------------
    INTERNET SECURITY -- 0.0%
      Checkfree*                                 260                10
      Symantec*                                  135                 3
                                                          ------------
    Total Internet Security                                         13
                                                          ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.1%
      Legg Mason                                 210                19
                                                          ------------
    Total Investment Management/Advisory Services                   19
                                                          ------------
    LIFE/HEALTH INSURANCE -- 0.1%
      Cigna                                      450                53
      Prudential Financial                         1                --
                                                          ------------
    Total Life/Health Insurance                                     53
                                                          ------------
    MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
      Kennametal                                 700                43
                                                          ------------
    Total Machine Tools & Related Products                          43
                                                          ------------
    MACHINERY-CONSTRUCTION & MINING -- 0.2%
      Caterpillar                                923                56
      Terex*                                     550                28
                                                          ------------
    Total Machinery-Construction & Mining                           84
                                                          ------------
    MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*                  105                 4
                                                          ------------
    Total Machinery-Print Trade                                      4
                                                          ------------
    MEDICAL INFORMATION SYSTEMS -- 0.0%
      Eclipsys*                                  170                 4
      IMS Health                                 260                 7
                                                          ------------
    Total Medical Information Systems                               11
                                                          ------------
    MEDICAL INSTRUMENTS -- 0.1%
      St. Jude Medical*                        1,570                54
                                                          ------------
    Total Medical Instruments                                       54
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    MEDICAL LABS & TESTING SERVICES -- 0.1%
      Covance*                                   320      $         19
      Laboratory Corp of America
         Holdings*                               500                34
                                                          ------------
    Total Medical Labs & Testing Services                           53
                                                          ------------
    MEDICAL PRODUCTS -- 0.2%
      Baxter International                       469                22
      Becton Dickinson                            20                 1
      Henry Schein*                              450                22
      Johnson & Johnson                          299                20
                                                          ------------
    Total Medical Products                                          65
                                                          ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
      Amgen*                                     810                62
      Celgene*                                   535                29
      Genzyme*                                 1,150                78
      Invitrogen*                                 90                 5
      Medimmune*                                  70                 2
      PDL BioPharma*                             823                17
                                                          ------------
    Total Medical-Biomedical/Genetic                               193
                                                           ------------
    MEDICAL-DRUGS -- 0.4%
      Allergan                                   340                39
      Angiotech Pharmaceuticals*                 400                 4
      Bristol-Myers Squibb                       985                24
      Forest Laboratories*                       630                31
      Pfizer                                   1,428                38
      Schering-Plough                            495                11
      Wyeth                                      317                16
                                                          ------------
    Total Medical-Drugs                                            163
                                                           ------------
    MEDICAL-GENERIC DRUGS -- 0.0%
      Barr Pharmaceuticals*                       60                 3
                                                          ------------
    Total Medical-Generic Drugs                                      3
                                                          ------------
    MEDICAL-HMO -- 0.3%
      Humana*                                    210                13
      UnitedHealth Group                       1,098                53
      WellPoint*                                 528                40
                                                          ------------
    Total Medical-HMO                                              106
                                                          ------------
    MEDICAL-HOSPITALS -- 0.0%
      HCA                                         23                 1
                                                          ------------
    Total Medical-Hospitals                                          1
                                                          ------------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
      Lincare Holdings*                          245                 8
                                                          ------------
    Total Medical-Outpatient/Home Medical                            8
                                                          ------------
    MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.3%
      AmerisourceBergen                          751                35
      Cardinal Health                            960                63
                                                          ------------
    Total Medical-Wholesale Drug Distributors                       98
                                                          ------------
    METAL PROCESSORS & FABRICATORS -- 0.2%
      Commercial Metals                        1,700                45

4                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    METAL PROCESSORS & FABRICATORS -- CONTINUED
      Precision Castparts                        430      $         29
                                                          ------------
    Total Metal Processors & Fabricators                            74
                                                          ------------
    METAL-COPPER -- 0.1%
      Phelps Dodge                               300                30
                                                          ------------
    Total Metal-Copper                                              30
                                                          ------------
    METAL-DIVERSIFIED -- 0.2%
      Freeport-McMoRan Copper &
         Gold, Cl B                            1,088                66
                                                          ------------
    Total Metal-Diversified                                         66
                                                          ------------
    MISCELLANEOUS MANUFACTURING -- 0.0%
      Aptargroup                                  70                 4
                                                          ------------
    Total Miscellaneous Manufacturing                                4
                                                          ------------
    MULTI-LINE INSURANCE -- 0.6%
      Allstate                                   505                31
      American International Group             1,050                71
      Cincinnati Financial                     1,050                48
      Hartford Financial Services
         Group                                   235                20
      Loews                                      481                19
      XL Capital, Cl A                           360                25
                                                          ------------
    Total Multi-Line Insurance                                     214
                                                          ------------
    MULTIMEDIA -- 0.1%
      Walt Disney                              1,536                48
                                                          ------------
    Total Multimedia                                                48
                                                          ------------
    NETWORKING PRODUCTS -- 0.0%
      Netgear*                                    40                 1
                                                          ------------
    Total Networking Products                                        1
                                                          ------------
    NON-FERROUS METALS -- 0.1%
      Cameco                                   1,430                50
      USEC                                       330                 4
                                                          ------------
    Total Non-Ferrous Metals                                        54
                                                          ------------
    NON-HAZARDOUS WASTE DISPOSAL -- 0.0%
      Allied Waste Industries*                   350                 4
                                                          ------------
    Total Non-Hazardous Waste Disposal                               4
                                                          ------------
    OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Pitney Bowes                               150                 7
                                                          ------------
    Total Office Automation & Equipment                              7
                                                          ------------
    OFFICE SUPPLIES & FORMS -- 0.1%
      Avery Dennison                             700                44
                                                          ------------
    Total Office Supplies & Forms                                   44
                                                          ------------
    OIL & GAS DRILLING -- 0.1%
      Diamond Offshore Drilling                  130                 9
      Nabors Industries*                       1,000                31
      Pride International*                        80                 2
      Rowan                                       80                 3


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    OIL & GAS DRILLING -- CONTINUED
      Todco*                                      90      $          3
                                                          ------------
    Total Oil & Gas Drilling                                        48
                                                          ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.4%
      Denbury Resources*                         320                 9
      Mariner Energy*                            120                 2
      Newfield Exploration*                      700                29
      Pogo Producing                              45                 2
      Southwestern Energy*                     2,180                78
      Ultra Petroleum*                           280                15
                                                          ------------
    Total Oil Companies-Exploration & Production                   135
                                                          ------------
    OIL COMPANIES-INTEGRATED -- 0.8%
      BP ADR                                     243                16
      Chevron                                    120                 8
      ConocoPhillips                             522                32
      Exxon Mobil                              1,630               116
      Hess                                       700                30
      Marathon Oil                               423                37
      Occidental Petroleum                       774                36
                                                          ------------
    Total Oil Companies-Integrated                                 275
                                                          ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
      Grant Prideco*                             300                11
      National Oilwell Varco*                    350                21
                                                          ------------
    Total Oil Field Machinery & Equipment                           32
                                                          ------------
    OIL REFINING & MARKETING -- 0.2%
      Frontier Oil                               700                21
      Tesoro                                     600                38
                                                          ------------
    Total Oil Refining & Marketing                                  59
                                                          ------------
    OIL-FIELD SERVICES -- 0.1%
      Hanover Compressor*                        200                 4
      Helix Energy Solutions*                    750                24
      Tidewater                                   60                 3
                                                          ------------
    Total Oil-Field Services                                        31
                                                          ------------
    PAPER & RELATED PRODUCTS -- 0.0%
      Abitibi-Consolidated                     1,680                 4
      Smurfit-Stone Container*                   535                 6
                                                          ------------
    Total Paper & Related Products                                  10
                                                          ------------
    PHARMACY SERVICES -- 0.1%
      Medco Health Solutions                     821                44
                                                          ------------
    Total Pharmacy Services                                         44
                                                          ------------
    PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*                   600                27
                                                          ------------
    Total Physical Practice Management                              27
                                                          ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.0%
      Psychiatric Solutions*                     310                10
                                                          ------------
    Total Physical Therapy/Rehabilitation Centers                   10
                                                          ------------
    PIPELINES -- 0.3%
      El Paso                                    450                 6

5                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    PIPELINES -- CONTINUED
      National Fuel Gas                        1,150      $         43
      Questar                                    550                45
                                                          ------------
    Total Pipelines                                                 94
                                                          ------------
    PLATINUM -- 0.0%
      Stillwater Mining*                         270                 3
                                                          ------------
    Total Platinum                                                   3
                                                          ------------
    POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
      American Power Conversion                  851                26
                                                          ------------
    Total Power Conversion/Supply Equipment                         26
                                                          ------------
    PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                        140                 5
                                                          ------------
    Total Printing-Commercial                                        5
                                                          ------------
    PROPERTY/CASUALTY INSURANCE -- 0.5%
      Arch Capital Group*                        750                48
      Safeco                                     950                55
      St. Paul Travelers                         230                12
      WR Berkley                               1,650                61
                                                          ------------
    Total Property/Casualty Insurance                              176
                                                          ------------
    PUBLISHING-BOOKS -- 0.0%
      Scholastic*                                110                 3
                                                          ------------
    Total Publishing-Books                                           3
                                                          ------------
    PUBLISHING-NEWSPAPERS -- 0.0%
      Gannett                                    217                13
                                                          ------------
    Total Publishing-Newspapers                                     13
                                                          ------------
    QUARRYING -- 0.2%
      Vulcan Materials                         1,062                86
                                                          ------------
    Total Quarrying                                                 86
                                                          ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      CB Richard Ellis Group, Cl
      A*                                       2,360                71
                                                          ------------
    Total Real Estate Management/Services                           71
                                                          ------------
    REINSURANCE -- 0.2%
      Allied World Assurance
         Holdings                                110                 4
      Aspen Insurance Holdings                   235                 6
      Axis Capital Holdings                      110                 4
      Everest Re Group                            20                 2
      Montpelier Re Holdings                     310                 5
      PartnerRe                                  600                42
                                                          ------------
    Total Reinsurance                                               63
                                                          ------------
    REITS-APARTMENTS -- 0.1%
      Apartment Investment &
         Management, Cl A                        800                46
                                                          ------------
    Total REITs-Apartments                                          46
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    REITS-HOTELS -- 0.0%
      Host Hotels & Resorts                      115      $          3
                                                          ------------
    Total REITs-Hotels                                               3
                                                          ------------
    REITS-OFFICE PROPERTY -- 0.2%
      Boston Properties                          700                75
                                                          ------------
    Total REITs-Office Property                                     75
                                                          ------------
    REITS-REGIONAL MALLS -- 0.1%
      CBL & Associates Properties              1,000                44
                                                          ------------
    Total REITs-Regional Malls                                      44
                                                          ------------
    REITS-STORAGE -- 0.1%
      Public Storage                             419                38
                                                          ------------
    Total REITs-Storage                                             38
                                                          ------------
    RENTAL AUTO/EQUIPMENT -- 0.0%
      Avis Budget Group                          130                 3
                                                          ------------
    Total Rental Auto/Equipment                                      3
                                                          ------------
    RETAIL-APPAREL/SHOE -- 0.2%
      Claire's Stores                          1,400                39
      Gap                                         90                 2
      Urban Outfitters*                          910                16
                                                          ------------
    Total Retail-Apparel/Shoe                                       57
                                                          ------------
    RETAIL-BUILDING PRODUCTS -- 0.2%
      Lowe's                                   2,780                84
                                                          ------------
    Total Retail-Building Products                                  84
                                                          ------------
    RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                            620                32
                                                          ------------
    Total Retail-Computer Equipment                                 32
                                                          ------------
    RETAIL-CONSUMER ELECTRONICS -- 0.2%
      Best Buy                                 1,336                74
                                                          ------------
    Total Retail-Consumer Electronics                               74
                                                          ------------
    RETAIL-DISCOUNT -- 0.3%
      Costco Wholesale                         1,158                62
      Dollar General                             751                10
      Target                                     790                47
      Wal-Mart Stores                             17                 1
                                                          ------------
    Total Retail-Discount                                          120
                                                          ------------
    RETAIL-DRUG STORE -- 0.3%
      CVS                                      3,450               108
                                                          ------------
    Total Retail-Drug Store                                        108
                                                          ------------
    RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      Saks*                                    2,600                50
                                                          ------------
    Total Retail-Major Department Store                             50
                                                          ------------
    RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                                   75                 4
                                                          ------------
    Total Retail-Office Supplies                                     4
                                                          ------------


6                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    RETAIL-REGIONAL DEPARTMENT STORE -- 0.3%
      Dillards, Cl A                             800      $         24
      Kohl's*                                  1,100                78
                                                          ------------
    Total Retail-Regional Department Store                         102
                                                          ------------
    RETAIL-RESTAURANTS -- 0.3%
      Cheesecake Factory*                        110                 3
      Panera Bread, Cl A*                        270                17
      Starbucks*                               2,060                78
                                                          ------------
    Total Retail-Restaurants                                        98
                                                          ------------
    RETAIL-SPORTING GOODS -- 0.0%
      Dick's Sporting Goods*                     340                17
                                                          ------------
    Total Retail-Sporting Goods                                     17
                                                          ------------
    RETIREMENT/AGED CARE -- 0.0%
      Sunrise Senior Living*                     200                 6
                                                          ------------
    Total Retirement/Aged Care                                       6
                                                          ------------
    S&L/THRIFTS-EASTERN US -- 0.0%
      NewAlliance Bancshares                     270                 4
                                                          ------------
    Total S&L/Thrifts-Eastern US                                     4
                                                          ------------
    S&L/THRIFTS-WESTERN US -- 0.2%
      Washington Federal                       1,840                43
      Washington Mutual                          391                16
                                                          ------------
    Total S&L/Thrifts-Western US                                    59
                                                          ------------
    SCHOOLS -- 0.1%
      ITT Educational Services*                  320                22
                                                          ------------
    Total Schools                                                   22
                                                          ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.1%
      Cypress Semiconductor*                     200                 3
      Integrated Device
      Technology*                              1,670                27
                                                          ------------
    Total Semiconductor Components-Integrated
         Circuits                                                   30
                                                          ------------
    STEEL-PRODUCERS -- 0.1%
      Nucor                                      400                23
                                                          ------------
    Total Steel-Producers                                           23
                                                          ------------
    STEEL-SPECIALTY -- 0.0%
      Allegheny Technologies                     157                12
                                                          ------------
    Total Steel-Specialty                                           12
                                                          ------------
    SUPER-REGIONAL BANKS-US -- 0.3%
      Bank of America                          1,297                70
      Wachovia                                    16                 1
      Wells Fargo                              1,012                36
                                                          ------------
    Total Super-Regional Banks-US                                  107
                                                          ------------
    TELECOMMUNICATIONS EQUIPMENT -- 0.3%
      Comverse Technology*                     4,061                88
      Plantronics                                240                 5
                                                          ------------
    Total Telecommunications Equipment                              93
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.3%
      Corning*                                 4,460      $         91
                                                          ------------
    Total Telecommunications Equipment-Fiber
    Optics                                                           91
                                                          ------------
    TELECOMMUNICATIONS SERVICES -- 0.2%
      Amdocs*                                  1,435                56
      Time Warner
         Telecommunications, Cl A*             1,300                26
                                                          ------------
    Total Telecommunications Services                              82
                                                          ------------
    TELEPHONE-INTEGRATED -- 0.3%
      AT&T                                        76                 2
      BellSouth                                  591                27
      Sprint Nextel                            1,321                25
      Verizon Communications                     994                37
                                                          ------------
    Total Telephone-Integrated                                      91
                                                          ------------
    THERAPEUTICS -- 0.3%
      CV Therapeutics*                           225                 3
      Gilead Sciences*                         1,630               112
      Medicines*                                 210                 6
                                                          ------------
    Total Therapeutics                                             121
                                                          ------------
    TOBACCO -- 0.4%
      Altria Group                             1,081                88
      Imperial Tobacco ADR                       506                36
      UST                                        405                22
                                                          ------------
    Total Tobacco                                                  146
                                                          ------------
    TOOLS-HAND HELD -- 0.1%
      Stanley Works                              430                20
                                                          ------------
    Total Tools-Hand Held                                           20
                                                          ------------
    TOYS -- 0.1%
      Mattel                                     842                19
                                                          ------------
    Total Toys                                                      19
                                                          ------------
    TRANSPORT-EQUIPMENT & LEASING -- 0.0%
      GATX                                        55                 2
                                                          ------------
    Total Transport-Equipment & Leasing                              2
                                                          ------------
    TRANSPORT-RAIL -- 0.3%
      Burlington Northern Santa Fe               293                23
      Canadian Pacific Railway                   800                45
      CSX                                      1,200                43
                                                          ------------
    Total Transport-Rail                                           111
                                                          ------------
    TRANSPORT-SERVICES -- 0.2%
      FedEx                                      368                42
      UTI Worldwide                              850                22
                                                          ------------
    Total Transport-Services                                        64
                                                          ------------
    VETERINARY DIAGNOSTICS -- 0.0%
      VCA Antech*                                460                15
                                                          ------------
    Total Veterinary Diagnostics                                    15
                                                          ------------


7                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



                                        SHARES/FACE
DESCRIPTION                             AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    VITAMINS & NUTRITION PRODUCTS -- 0.1%
      Herbalife*                                 510      $         19
                                                          ------------
    Total Vitamins & Nutrition Products                             19
                                                          ------------
    WEB PORTALS/ISP -- 0.4%
      Google, Cl A*                              197                94
      Yahoo!*                                  1,750                46
                                                          ------------
    Total Web Portals/ISP                                          140
                                                          ------------
    WIRELESS EQUIPMENT -- 0.6%
      American Tower, Cl A*                    3,400               124
      Nokia ADR                                1,774                35
      Powerwave Technologies*                    220                 1
      Qualcomm                                 1,750                64
                                                          ------------
    Total Wireless Equipment                                       224
                                                          ------------
Total Common Stock
  (Cost $7,982)                                                  9,071
                                                          ------------

CORPORATE BONDS -- 19.5%
    Abbott Laboratories
      5.600%, 05/15/11                    $       20               20
    Advanta Capital Trust, Ser B,
       Callable: 12/28/06 @ 104.50
      8.990%, 12/17/26                            45                46
    Ahern Rentals,
       Callable: 08/15/09 @ 104.63
      9.250%, 08/15/13                            40                41
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                            30                33
    Allied Waste North America,
      Ser B
      8.500%, 12/01/08                            90                95
    America Movil
      6.375%, 03/01/35                            10                10
    American General Finance, Ser
      G MTN
      5.375%, 09/01/09                            50                50
    Ameriprise Financial
      5.350%, 11/15/10                            45                45
    Amerisourcebergen
      5.875%, 09/15/15                            70                69
    Amgen
      4.000%, 11/18/09                            20                19
    AOL Time Warner
      7.700%, 05/01/32                            30                34
      6.875%, 05/01/12                            75                80
    Appalachian Power
      5.550%, 04/01/11                            65                65
    AT&T Wireless
      8.750%, 03/01/31                            45                59
      7.875%, 03/01/11                            60                66
    Avnet
      6.625%, 09/15/16                           100               103
    Bank of America
      5.375%, 08/15/11                           140               141
    Bank One
      5.900%, 11/15/11                            40                41
      5.250%, 01/30/13                            80                80
    Baxter
      5.900%, 09/01/16                            30                31


                                            FACE
DESCRIPTION                             AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    BCPLU Crystal US Holdings
      144A,
       Callable: 06/15/09 @ 104.81
      9.625%, 06/15/14                    $       30      $         33
    Beazer Homes USA,
       Callable: 04/15/07 @ 104.19
      8.375%, 04/15/12                            40                41
    Canadian National Railway
      5.800%, 06/01/16                            65                68
    Canadian Natural Resources
      6.000%, 08/15/16                           100               101
    Carnival
      3.750%, 11/15/07                            35                34
    Cascades,
       Callable: 2/15/08 @ 103.63
      7.250%, 02/15/13                            30                29
    Caterpillar
      6.050%, 08/15/36                            15                16
    Caterpillar Financial Services
      5.050%, 12/01/10                            75                75
    Chesapeake Energy,
       Callable: 6/15/09 @ 103.75
      7.500%, 06/15/14                            55                56
    Chesapeake Energy
      6.500%, 08/15/17                            90                85
    ChevronTexaco
      3.500%, 09/17/07                           120               118
    Chubb
      4.934%, 11/16/07                           100               100
    Cisco Systems
      5.500%, 02/22/16                            90                91
      5.250%, 02/22/11                            30                30
    Clayton Williams Energy,
       Callable: 08/1/09 @ 103.88
      7.750%, 08/01/13                            40                37
    Columbus Southern Power, Ser C
      5.500%, 03/01/13                            40                40
    Comcast
      7.625%, 02/15/08                            20                21
      5.900%, 03/15/16                            85                86
      5.300%, 01/15/14                            25                24
    ConocoPhillips Canada
      5.625%, 10/15/16                            75                76
    CRH America
      6.000%, 09/30/16                            15                15
    DaimlerChrysler
      4.750%, 01/15/08                            30                30
    Deluxe, Ser B
      3.500%, 10/01/07                            80                78
    Deutsche Telekom
      8.000%, 06/15/10                            60                66
    Drummond 144A,
       Callable: 02/15/11 @ 103.69
      7.375%, 02/15/16                            50                48
    E*Trade Financial,
       Callable: 12/1/10 @ 103.94
      7.875%, 12/01/15                            60                63
    Echostar DBS 144A
      7.125%, 02/01/16                           120               117
    Energy Transfer Partners
      6.125%, 02/15/17                            85                86
    ERP Operating
      5.125%, 03/15/16                            45                44


8                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



                                            FACE
DESCRIPTION                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Federal Express
      5.500%, 08/15/09                    $       30      $         30
    Ford Motor Credit
      7.375%, 10/28/09                           120               117
    FPL Group Capital
      5.625%, 09/01/11                            30                30
      5.551%, 02/16/08                            25                25
    FTI Consulting, 144A,
       Callable: 10/01/11 @ 103.88
      7.750%, 10/01/16                           150               153
    General Cable,
       Callable: 11/15/07 @ 104.75
      9.500%, 11/15/10                            55                59
    General Electric Capital, MTN,
       Callable: 01/22/09 @ 100.00
      5.720%, 08/22/11                            75                76
    General Electric Capital, Ser
      A MTN
      4.375%, 03/03/12                            50                48
    General Motors Acceptance
      7.000%, 02/01/12                            35                35
    Gregg Appliances,
       Callable: 02/01/09 @ 104.50
      9.000%, 02/01/13                            65                60
    Hartford Financial Services
      Group
      5.663%, 11/16/08                            35                35
    HCA
      6.375%, 01/15/15                            25                20
    Hewlett-Packard
      5.750%, 12/15/06                            50                50
    Hines Nurseries,
       Callable: 10/1/07 @ 105.13
      10.250%, 10/01/11                           45                41
    HSBC Finance
      5.500%, 01/19/16                            75                75
      4.750%, 04/15/10                            30                30
    Hudbay Mining,
       Callable: 1/15/09 @ 104.81
      9.625%, 01/15/12                            30                33
    Intelsat (A),
       Callable: 12/28/06 @ 101.00
      10.484%, 01/15/12                           28                28
    Interline Brands,
       Callable: 6/15/10 @ 104.06
      8.125%, 06/15/14                           100               102
    J.C. Penney,
       Callable: 04/01/07 @ 102.84
      8.125%, 04/01/27                            30                31
    John Deere Capital MTN
      5.400%, 04/07/10                            30                30
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                            25                25
    K. Hovnanian Enterprises,
       Callable: 04/01/07 @ 104.44
      8.875%, 04/01/12                            70                70
    K. Hovnanian Enterprises
      6.250%, 01/15/16                            30                27
    Lockheed Martin
      7.200%, 05/01/36                            20                24
    Masco
      6.125%, 10/03/16                           105               105
    Merrill Lynch
      5.450%, 07/15/14                            80                80


                                            FACE
DESCRIPTION                             AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Metlife
      5.375%, 12/15/12                    $       30      $         30
       5.000%, 06/15/15                           95                92
    MGM Mirage
      6.625%, 07/15/15                            35                33
      5.875%, 02/27/14                            35                32
    Midamerican Energy Holdings
      144A
      5.875%, 10/01/12                           125               128
    Morgan Stanley
      4.000%, 01/15/10                            75                72
    Motorola
      8.000%, 11/01/11                            25                28
    Neenah Paper,
       Callable: 11/15/09 @ 103.69
      7.375%, 11/15/14                            38                36
    Nextel Communications, Ser E,
       Callable: 10/31/08 @
      103.44
       6.875%, 10/31/13                           90                92
    Norampac,
       Callable: 06/01/08 @ 103.38
      6.750%, 06/01/13                            50                48
    Northwest Pipeline
      7.000%, 06/15/16                           100               104
    Omnicare,
       Callable: 12/15/09 @ 103.38
      6.750%, 12/15/13                           115               113
    Pemex Project
      8.500%, 02/15/08                           105               109
    PNC Funding
      4.200%, 03/10/08                            85                84
    Prologis Trust
      7.100%, 04/15/08                            20                20
    Prudential Financial MTN
      3.750%, 05/01/08                            25                24
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                            20                20
    PSE&G Power
      7.750%, 04/15/11                            75                82
      6.950%, 06/01/12                            35                37
    PSI Energy
      6.050%, 06/15/16                            20                21
    Puget Sound Energy
      6.274%, 03/15/37                            20                21
    PXRE, Callable: 2/1/07 @
      104.18
      8.850%, 02/15/27                            25                29
    Quebecor World Capital 144A,
       Callable: 03/15/11 @ 104.38
      8.750%, 03/15/16                           100                96
    Qwest
      8.875%, 03/15/12                            70                77
    Qwest 144A
      7.500%, 10/01/14                            30                31
    Residential Capital 144A (A),
       Callable: 04/17/07 @ 100.00
      7.337%, 04/17/09                            80                80
    Rogers Cable
      6.750%, 03/15/15                            20                20
    Rogers Wireless,
       Callable: 12/15/08 @ 104.00
      8.000%, 12/15/12                            20                21
    SBC Communications
      5.100%, 09/15/14                            95                93


9                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



                                            FACE
DESCRIPTION                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Schering-Plough
      6.750%, 12/01/33                    $       50      $         56
    Shell International
      5.625%, 06/27/11                            65                67
    SLM
      5.450%, 04/25/11                            80                81
    Stater Brothers Holdings,
       Callable: 06/15/08 @ 104.06
      8.125%, 06/15/12                            35                35
    Station Casinos,
       Callable: 08/15/11 @ 102.91
      7.750%, 08/15/16                            60                62
    STATS ChipPAC,
       Callable: 11/15/08 @ 103.38
      6.750%, 11/15/11                            20                19
    Telecom Italia Capital
      4.000%, 11/15/08                            65                63
    TFM Sa De Cv,
       Callable: 05/01/09 @ 104.69
      9.375%, 05/01/12                            25                27
    Town Sports International,
       Callable: 04/15/07 @ 104.81
      9.625%, 04/15/11                            13                14
    Toys R Us
      7.875%, 04/15/13                            30                25
    Union Pacific
      3.875%, 02/15/09                           150               146
    Universal City Florida (A),
       Callable: 12/28/06 @ 103.00
      10.239%, 05/01/10                           20                21
    Uno Restaurant 144A,
       Callable: 02/15/08 @ 110.00
      10.000%, 02/15/11                           25                20
    Verizon Global
      4.000%, 01/15/08                            30                30
    Verizon Wireless Capital
      5.375%, 12/15/06                            55                55
    Verso Paper Holdings 144A,
       Callable: 08/01/11 @ 105.69
      11.375%, 08/01/16                           80                81
    Wachovia MTN
      5.700%, 08/01/13                           100               102
    Wal-mart Stores
      4.550%, 05/01/13                            35                34
    Washington Mutual Financial
      6.875%, 05/15/11                            25                27
    Weatherford International
      6.500%, 08/01/36                            15                15
    Wellpoint
      3.750%, 12/14/07                            30                29
    Weyerhaeuser
      5.950%, 11/01/08                            10                10
    Wyeth
      5.500%, 02/01/14                            35                35
    Xcel Energy
      7.000%, 12/01/10                           105               111
    Xerox Capital Trust I,
       Callable: 02/01/07 @ 102.45
      8.000%, 02/01/27                            75                77
                                                          ------------
Total Corporate Bonds
  (Cost $7,184)                                                  7,190
                                                          ------------


                                            FACE
DESCRIPTION                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 20.7% Federal Home Loan
    Mortgage
      Corporation
      6.500%, 04/01/35                    $        6      $          6
      6.000%, 08/01/36                           114               115
      6.000%, 08/01/29                            24                24
      6.000%, 09/01/36                           389               392
      5.875%, 03/21/11                            40                41
      5.500%, 09/01/17                            24                24
      5.500%, 09/01/19                            36                36
      5.500%, 07/01/20                            52                52
      5.500%, 08/01/20                           147               148
      5.500%, 09/01/21                           269               269
      5.500%, 10/01/34                            75                75
      5.500%, 01/01/35                           159               158
      5.500%, 02/01/35                           196               194
      5.500%, 03/01/35                            61                60
      5.500%, 06/01/35                           313               310
      5.250%, 02/24/11                           165               165
       5.250%, 11/03/09 (B)                      340               341
      5.000%, 10/16/09                           130               130
      5.000%, 07/01/19                           116               115
      5.000%, 05/01/20                           330               325
      5.000%, 07/01/20                           119               117
       5.000%, 12/01/20                           46                45
      5.000%, 09/01/21                            39                39
    Federal National Mortgage
      Association
      6.500%, 03/01/35                           140               143
      6.500%, 05/01/36                           176               180
      6.500%, 05/01/36                           448               457
      6.250%, 02/01/11                           250               261
      6.000%, 01/01/29                            45                46
      6.000%, 07/01/36                           301               302
      6.000%, 07/01/36                           169               170
      6.000%, 07/01/36                           183               185
      6.000%, 08/01/36                           153               153
      6.000%, 08/01/36                            98                99
      6.000%, 09/01/36                           238               239
      6.000%, 10/01/36                             5                 5
      5.500%, 03/01/20                            69                69
      5.500%, 04/01/21                            85                85
      5.500%, 06/01/35                           203               201
      5.500%, 07/01/35                           152               151
      5.500%, 09/01/35                            39                38
      5.500%, 12/01/35                           582               575
      5.500%, 01/01/36                            65                65
      5.500%, 02/01/36                           204               202
      5.500%, 04/01/36                           129               128
      5.125%, 01/02/14                            40                40
      5.000%, 04/01/19                            47                46
      5.000%, 10/01/19                            38                38
      5.000%, 06/01/20                           167               165
      5.000%, 09/01/20                             9                 9
      5.000%, 03/01/21                            89                88
      5.000%, 08/01/34                           121               120
      4.500%, 09/01/35                           189               177
                                                         ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $7,625)                                                 7,618
                                                         ------------


10                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



                                       FACE AMOUNT (000)
DESCRIPTION                                /SHARES         VALUE (000)
--------------------------------------------------------------------------------


U.S. TREASURY OBLIGATIONS -- 14.7%
    U.S. Treasury Bond
      5.375%, 02/15/31                    $      435      $        472
      4.875%, 05/31/08                           130               130
      4.875%, 07/31/11                           445               450
      4.500%, 02/15/36                           285               275
      3.375%, 09/15/09                           370               358
    U.S. Treasury Note
      4.875%, 08/15/09                            50                50
      4.875%, 08/15/16                         1,085             1,109
      4.625%, 08/31/11                           400               401
      3.875%, 07/31/07                           175               174
      3.875%, 07/15/10                         1,610             1,572
      2.875%, 11/30/06                           400               399
                                                          ------------
Total U.S. Treasury Obligations
  (Cost $5,377)                                                  5,390
                                                          ------------

FOREIGN COMMON STOCK -- 7.1%
    AUSTRALIA -- 0.5%
      BHP Billiton                             4,448                95
      Commonwealth Bank of
         Australia                               150                 6
      CSL                                        205                 9
      QBE Insurance Group                        650                12
      Rio Tinto                                  328                20
      Santos                                   5,181                42
      Telstra                                  1,700                 5
      Woolworths                                 200                 3
                                                          ------------
    Total Australia                                                192
                                                          ------------
    AUSTRIA -- 0.1%
      Andritz                                    100                18
      Telekom Austria                            200                 5
                                                          ------------
    Total Austria                                                   23
                                                          ------------
    BELGIUM -- 0.2%
      Dexia                                      625                17
      Fortis                                   1,723                72
                                                          ------------
    Total Belgium                                                   89
                                                          ------------
    CANADA -- 0.3%
      Bank of Nova Scotia                        600                27
      EnCana                                     200                10
      Gerdau Ameristeel                          300                 3
      IPSCO                                       90                 8
      Metro, Cl A                                100                 3
      Petro-Canada                               100                 4
      TELUS                                      700                40
                                                          ------------
    Total Canada                                                    95
                                                          ------------
    DENMARK -- 0.1%
      Auriga Industries, Cl B                    200                 5
      Jyske Bank*                                400                24
                                                          ------------
    Total Denmark                                                   29
                                                          ------------
    FINLAND -- 0.0%
      Rautaruukki                                400                13
                                                          ------------
    Total Finland                                                   13
                                                          ------------


DESCRIPTION                                SHARES          VALUE (000)
--------------------------------------------------------------------------------
    FRANCE -- 0.7%
      Air France                               1,638      $         58
      BNP Paribas                                585                64
      Bouygues                                   438                25
      CNP Assurances                             190                20
      Compagnie Generale des
         Etablissements
         Michelin,    Cl B                       277                23
      France Telecom                             100                 3
      Societe Generale                           290                48
      Total                                      176                12
      Vivendi                                     83                 3
                                                          ------------
    Total France                                                   256
                                                          ------------
    GERMANY -- 0.6%
      Allianz SE                                 140                26
      BASF                                       104                 9
      Deutsche Bank                               14                 2
      Deutsche Lufthansa                       2,986                69
      E.ON                                        54                 6
      Freenet.de                                  54                 2
      Heidelberger Druckmaschinen                861                39
      MAN                                         94                 8
      Muenchener
         Rueckversicherungs                       85                14
      Salzgitter                                 517                56
      ThyssenKrupp                               233                 9
                                                          ------------
    Total Germany                                                  240
                                                          ------------
    GREECE -- 0.0%
      Intracom Holdings                          200                 1
                                                          ------------
    Total Greece                                                     1
                                                          ------------
    HONG KONG -- 0.1%
      CLP Holdings                               500                 3
      Vtech Holdings                           3,326                17
                                                          ------------
    Total Hong Kong                                                 20
                                                          ------------
    ITALY -- 0.1%
      ENI                                      1,500                45
      IFIL - Investments                         101                 1
      Milano Assicurazioni                       745                 6
                                                          ------------
    Total Italy                                                     52
                                                          ------------
    JAPAN -- 1.3%
      All Nippon Airways                       2,000                 8
      Bosch                                    1,015                 6
      Canon                                      700                37
      Central Japan Railway                        7                75
      Chiba Bank                               2,000                18
      Daito Trust Construction                   100                 5
      Fujikura                                 3,000                32
      Fujitsu Frontech                           100                 1
      KDDI                                         3                19
      Komatsu                                  2,000                36
      Nippon Steel                               700                 3
      Nissan Diesel Motor                      8,000                25
      Nissin Kogyo                               300                 7
      Ricoh Leasing                              100                 2
      Santen Pharmaceutical                      250                 7
      Sumisho Lease                              700                42


11                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)


DESCRIPTION                                 SHARES          VALUE (000)
-------------------------------------------------------------------------------
    JAPAN -- CONTINUED
      Sumitomo Trust & Banking                 2,000      $         21
      Suzuki Motor                             1,600                45
      Tokyo Electron                             400                30
      Toyota Boshoku                           2,700                59
      Yamazen                                  1,000                 7
                                                          ------------
    Total Japan                                                    485
                                                          ------------
    NETHERLANDS -- 0.7%
      ABN AMRO Holding                           260                 8
      Aegon                                    3,267                60
      Boskalis Westminster                       102                 7
      Heineken                                 1,504                68
      ING Groep                                  480                21
      Royal Dutch Shell, Cl A                  2,398                83
      Royal KPN*                               1,082                15
                                                          ------------
    Total Netherlands                                              262
                                                          ------------
    NEW ZEALAND -- 0.3%
      Air New Zealand                         52,426                51
      Fletcher Building                        5,885                38
      Sky Network Television                   5,576                21
                                                          ------------
    Total New Zealand                                              110
                                                          ------------
    NORWAY -- 0.1%
      Statoil ASA                                900                23
                                                          ------------
    Total Norway                                                    23
                                                          ------------
    PORTUGAL -- 0.1%
      Banco Comercial Portugues                6,004                20
                                                          ------------
    Total Portugal                                                  20
                                                          ------------
    SPAIN -- 0.3%
      Banco Bilbao Vizcaya
         Argentaria                              950                23
      Banco Santander Central
         Hispano                               4,619                80
      Telefonica                                 312                 6
                                                          ------------
    Total Spain                                                    109
                                                          ------------
    SWEDEN -- 0.3%
      JM                                       2,000                39
      Nordea Bank                              4,500                62
      TeliaSonera                              2,400                18
                                                          ------------
    Total Sweden                                                   119
                                                          ------------
    SWITZERLAND -- 0.2%
      Credit Suisse Group                        541                32
      Syngenta                                    49                 8
      UBS                                        120                 7
      Zurich Financial Services                   80                20
                                                          ------------
    Total Switzerland                                               67
                                                          ------------
    UNITED KINGDOM -- 1.1%
      Antofagasta                              6,190                60
      Ashtead Group                            4,590                13
      AstraZeneca                                649                38
      Aviva                                      632                 9
      Barclays                                   900                12


                                         SHARES/FACE
DESCRIPTION                              AMOUNT (000)       VALUE (000)
-----------------------------------------------------------------
    UNITED KINGDOM -- CONTINUED
      BHP Billiton                               393      $          8
      British Airways*                         5,006                44
      British American Tobacco                   300                 8
      British Energy Group*                      366                 3
      BT Group                                 4,122                22
      Drax Group                                 831                13
      Gallaher Group                             169                 3
      HBOS                                       280                 6
      HSBC Holdings                              600                11
      Imperial Tobacco Group                     123                 4
      International Power                      2,100                13
      Lloyds TSB Group                           200                 2
      Marks & Spencer Group                      439                 5
      NETeller*                                  209                 1
      Next                                       153                 5
      Rio Tinto                                  400                22
      Royal Bank of Scotland Group               815                30
      Royal Dutch Shell, Cl B                    578                21
      Shire                                      400                 7
      Standard Chartered                         400                11
      Tesco                                    1,600                12
      Unilever*                                  277                 7
      Vodafone Group                           1,837                 5
      Wolseley                                   458                11
                                                          ------------
    Total United Kingdom                                           406
                                                          ------------
Total Foreign Common Stock
  (Cost $2,131)                                                  2,611
                                                          ------------

FOREIGN BONDS -- 2.1%
    Canada (CAD)
      5.750%, 06/01/33                            20                22
      5.250%, 06/01/13                            90                86
    Citigroup (JPY)
      2.400%, 10/31/25                         6,000                49
    Deutschland Republic (EUR)
      5.000%, 07/04/12                            60                81
      3.750%, 07/04/13                           124               160
      3.750%, 01/04/15                            35                45
       3.500%, 01/04/16                           20                25
    Netherlands Government (EUR)
      4.250%, 07/15/13                            66                87
    United Kingdom Gilt (GBP)
      4.000%, 09/07/16                           120               220
                                                          ------------
Total Foreign Bonds
  (Cost $757)                                                      775
                                                          ------------

ASSET-BACKED SECURITY -- 0.0%
      HOME EQUITY LOANS -- 0.0%
    Residential Asset Mortgage
      Program, Ser
      2004-RS12,       Cl AI2
      3.767%, 02/25/27                    $       12                12
                                                          ------------
Total Asset-Backed Security
  (Cost $12)                                                       12
                                                          ------------


12                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)




                                         FACE AMOUNT
DESCRIPTION                              (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGES -- 0.8%
    Citigroup Commercial
      Mortgage, Ser 2004-C2, Cl A3
      4.380%, 10/15/41                    $      145      $        141
    JP Morgan Chase CMO,
      Ser 2005-LDP1, Cl A2
      4.625%, 03/15/46                           112               110
    JP Morgan Chase Commercial
      Mortgage, Ser
      2004-CBX,         Cl A4
      4.529%, 01/12/37                            55                53
                                                          ------------
Total Commercial Mortgages
  (Cost $308)                                                      304
                                                          ------------

INVESTMENT COMPANIES -- 0.2%
    INDEX FUND-LARGE CAP -- 0.1%
      SPDR Trust, Ser 1                          150                20
                                                          ------------
    Total Index Fund-Large Cap                                     20
                                                          ------------
    INDEX FUND-MIDCAP -- 0.1%
      iShares Russell Midcap
         Value Index Fund                        200                29
                                                          ------------
    Total Index Fund-Midcap                                         29
                                                          ------------
Total Investment Companies
  (Cost $44)                                                        49
                                                          ------------

FOREIGN PREFERRED STOCK -- 0.0%
    GERMANY -- 0.0%
      Porsche                                      4                 4
                                                          ------------
Total Foreign Preferred Stock
  (Cost $3)                                                          4
                                                          ------------

MORTGAGE RELATED -- 5.1%
    Banc of America Mortgage CMO,
      Ser 2004-8, Cl 3A1
      5.250%, 10/25/19                    $      107               106
    Bear Stearns ARM CMO,
      Ser 2005-11, Cl 2A1
      4.509%, 12/25/35                           262               259
    Bear Stearns CMO,
      Ser 2004-PWR5, Cl A4
      4.831%, 07/11/42                            85                83
    Bear Stearns CMO,
      Ser 2006-PW13, Cl A4
      5.540%, 09/11/41                           180               183
    Bear Stearns CMO,
      Ser 2006-T22, Cl A2
      5.634%, 04/12/38                           140               142
    Bear Stearns Commercial
      Mortgage, Ser 2005-T20, Cl
      A2
      5.127%, 10/12/42                           150               150
    Chase Mortgage Finance CMO,
      Ser 2004-S1, Cl A3
      5.500%, 02/25/19                            96                96
    Chase Mortgage Finance CMO,
      Ser 2006-A1, Cl 4a1
      6.072%, 09/25/36                           363               364


                                            FACE
DESCRIPTION                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

MORTGAGE RELATED -- CONTINUED
    Countrywide Home Loans CMO,
      Ser 2005-HYB8, Cl 2A1
      5.376%, 12/20/35                    $      117      $        117
    JP Morgan Mortgage Trust CMO,
      Ser 2006-A,  Cl 3A2
      6.000%, 06/25/36                            22                22
    Prime Mortgage Trust CMO,
      Ser 2005-2, Cl 1A3
      5.250%, 07/25/20                           180               179
    Wells Fargo Mortgage Backed
      Security, Ser 2006-11, Cl A8
      6.000%, 09/25/36                           178               178
                                                          ------------
Total Mortgage Related
  (Cost $1,873)                                                  1,879
                                                          ------------

REPURCHASE AGREEMENT -- 5.0%
  Deutsche Bank, 5.24%, dated
    10/31/06, to be repurchased
    on 11/01/06, repurchase price
    $1,850,885 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $553,000 to
    $1,343,000, rates from 4.000%
    to 5.250%, maturity from
    09/02/08 to 08/01/12; total
    market value $1,888,294) (C)               1,851             1,851
                                                          ------------
Total Repurchase Agreement
  (Cost $1,851)                                                  1,851
                                                          ------------

Total Investments -- 99.9% +
  (Cost $35,147)                                                36,754
                                                          ------------

Other Assets and Liabilities, Net -- 0.1%                           39
                                                          ------------

Total Net Assets -- 100.0%                                $     36,793
                                                          ============

*    Non-income producing security.
(A) Floating Rate Security -- The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006.
(B)  -- Security purchased on a when-issued basis.
(C)  -- Tri-party repurchase agreement
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2006, the value of these securities amounted to $973 (000), representing 2.6% of the net assets of the Fund.
ADR  -- American Depositary Receipt
ARM  -- Adjustable Rate Mortgage
CAD  -- Canadian Dollar
Cl   -- Class
CMO  -- Collateralized Mortgage Obligation
EUR  -- Euro
GBP  -- British Pound
HMO  -- Health Maintenance Organization
ISP  -- Internet Service Provider
JPY  -- Japanese Yen
MTN  -- Medium Term Note


13                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



R&D  -- Research and Development
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipt Cost figures are shown with "000's" omitted. Amounts designated as "--"are either $0 or have been rounded to $0.

+ At October 31, 2006, the tax basis cost of the Fund's investments was $35,146,571, and the unrealized appreciation and depreciation were $1,889,450 and $(282,510), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.






















14                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2006 (Unaudited)



As of October 31, 2006, the Fund had the following forward foreign currency contracts outstanding:
--------------------------------------------------------------------------------

                                                                                         Unrealized
   Settlement                                                                           Appreciation/
      Date               Currency to Deliver                Currency to Receive        (Depreciation)
------------------ ------- ---------------------- ------ -----------------------  ----------------------
12/13/2006          GBP                   66,035   AUD                  166,963                  $3,105
12/13/2006          EUR                   15,019   CAD                   21,314                    (199)
12/13/2006          USD                   29,588   CAD                   32,893                    (245)
12/13/2006          USD                   77,711   DKK                  454,888                     362
12/13/2006          AUD                   34,890   EUR                   20,511                    (741)
12/13/2006          DKK                  127,263   EUR                   17,058                     (22)
12/13/2006          GBP                   64,192   EUR                   95,190                    (716)
12/13/2006          NOK                  374,006   EUR                   45,235                     490
12/13/2006          USD                1,577,439   EUR                1,236,945                   4,823
12/13/2006          USD                  261,247   GBP                  138,354                   2,739
12/13/2006          EUR                  362,925   JPY               53,712,831                  (2,045)
12/13/2006          USD                  306,417   JPY               35,605,634                     (32)
12/13/2006          EUR                   10,751   NOK                   89,897                      38
12/13/2006          USD                   54,677   NOK                  354,743                    (258)
12/13/2006          USD                   29,971   NZD                   45,738                     572
12/13/2006          EUR                   72,915   SEK                  676,393                     703
12/13/2006          EUR                   15,000   USD                   19,127                     (61)
12/13/2006          AUD                  122,657   USD                   91,747                  (3,096)
12/13/2006          SEK                  455,124   USD                   62,650                    (582)
12/13/2006          EUR                   20,468   USD                   26,052                    (130)
                                                                                             ----------
                                                                                 TOTAL       $    4,705
                                                                                             ===========


AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- U.S. Dollar








15                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 48.4%
    ADVERTISING SERVICES -- 0.0%
      Getty Images*                              550      $         24
      Inventiv Health*                         1,050                30
                                                          ------------
    Total Advertising Services                                      54
                                                          ------------
    AEROSPACE/DEFENSE -- 1.0%
      Boeing                                   9,040               722
      Empresa Brasileira de
      Aeronautica ADR                          2,000                83
      Rockwell Collins                         5,695               331
      Teledyne Technologies*                     690                29
                                                          ------------
    Total Aerospace/Defense                                      1,165
                                                          ------------
    AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
      Alliant Techsystems*                     2,000               154
      BE Aerospace*                            5,460               138
      Curtiss-Wright                           1,650                56
      DRS Technologies                           700                31
      Goodrich                                   740                33
                                                          ------------
    Total Aerospace/Defense-Equipment                              412
                                                          ------------
    AGRICULTURAL CHEMICALS -- 0.5%
      Agrium                                   5,100               143
      CF Industries Holdings                   2,600                51
      Monsanto                                10,605               469
                                                          ------------
    Total Agricultural Chemicals                                   663
                                                          ------------
    AGRICULTURAL OPERATIONS -- 0.3%
      Archer-Daniels-Midland                   7,440               286
      Tejon Ranch*                             1,295                63
                                                          ------------
    Total Agricultural Operations                                  349
                                                          ------------
    AIRLINES -- 0.2%
      AMR*                                     4,400               124
      Republic Airways Holdings*               1,830                33
      UAL*                                       750                27
                                                          ------------
    Total Airlines                                                 184
                                                          ------------
    APPLICATIONS SOFTWARE -- 0.2%
      American Reprographics*                  1,175                42
      Citrix Systems*                          1,340                39
      Microsoft                                  683                20
      Nuance Communications*                   7,680                89
      Satyam Computer Services ADR             3,100                68
                                                          ------------
    Total Applications Software                                    258
                                                          ------------
    AUDIO/VIDEO PRODUCTS -- 0.1%
      Harman International                       910                93
                                                          ------------
    Total Audio/Video Products                                      93
                                                          ------------
    AUTO-CARS/LIGHT TRUCKS -- 0.1%
      General Motors                           2,435                85
                                                          ------------
    Total Auto-Cars/Light Trucks                                    85
                                                          ------------


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 0.0%
      Force Protection*                          896      $          7
                                                          ------------
    Total Auto-Medium & Heavy Duty Trucks                            7
                                                          ------------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
      Amerigon*                                1,825                16
                                                          ------------
    Total Auto/Truck Parts & Equipment-Original                     16
                                                          ------------
    B2B/E-COMMERCE -- 0.0%
      webMethods*                              2,200                17
                                                          ------------
    Total B2B/E-Commerce                                            17
                                                          ------------
    BEVERAGES-NON-ALCOHOLIC -- 0.1%
      Coca-Cola Enterprises                    8,600               172
                                                          ------------
    Total Beverages-Non-Alcoholic                                  172
                                                          ------------
    BREWERY -- 0.2%
      Cia Cervecerias Unidas ADR               2,900                80
      Grupo Modelo ADR, Cl C                     900                44
      Molson Coors Brewing, Cl B               2,100               149
                                                          ------------
    Total Brewery                                                  273
                                                          ------------
    BROADCAST SERVICES/PROGRAMMING -- 0.2%
      Grupo Televisa ADR                       7,000               173
      Nexstar Broadcasting
         Group,    Cl A*                      13,225                50
                                                          ------------
    Total Broadcast Services/Programming                           223
                                                          ------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.1%
      Eagle Materials                            250                 9
      Martin Marietta Materials                  990                87
                                                          ------------
    Total Building Products-Cement/Aggregate                        96
                                                          ------------
    BUILDING PRODUCTION-AIR & HEATING -- 0.0%
      AAON                                     1,250                29
                                                          ------------
    Total Building Production-Air & Heating                         29
                                                          ------------
    BUILDING PRODUCTS-LIGHT FIXTURES -- 0.2%
      Genlyte Group*                           2,550               197
                                                          ------------
    Total Building Products-Light Fixtures                         197
                                                          ------------
    BUILDING-HEAVY CONSTRUCTION -- 0.0%
      Chicago Bridge & Iron                      850                21
      Washington Group
         International*                          600                34
                                                          ------------
    Total Building-Heavy Construction                               55
                                                          ------------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.0%
      Williams Scotsman
         International*                        1,820                43
                                                          ------------
    Total Building-Mobile Home/Manufactured
    Housing                                                         43
                                                          ------------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
      Levitt, Cl A                             2,930                38
      Orleans Homebuilders                       900                10
                                                          ------------
    Total Building-Residential/Commercial                           48
                                                          ------------


1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    CABLE TV -- 0.1%
      Mediacom
         Communications,
         Cl A*                                13,360      $        112
                                                          ------------
    Total Cable TV                                                 112
                                                          ------------
    CASINO HOTELS -- 0.2%
      Harrah's Entertainment                     795                59
      MGM Mirage*                              4,175               180
                                                          ------------
    Total Casino Hotels                                            239
                                                          ------------
    CASINO SERVICES -- 0.1%
      International Game
      Technology                               2,150                91
                                                          ------------
    Total Casino Services                                           91
                                                          ------------
    CELLULAR TELECOMMUNICATIONS -- 0.7%
      America Movil, Ser L ADR                 1,000                43
      NII Holdings*                           10,915               710
      Turkcell Iletism ADR                     9,014               130
                                                          ------------
    Total Cellular Telecommunications                              883
                                                          ------------
    CHEMICALS-DIVERSIFIED -- 0.2%
      E.I. du Pont de Nemours                  2,800               128
      Nova Chemicals                           3,150                93
      Olin                                     2,425                42
                                                          ------------
    Total Chemicals-Diversified                                    263
                                                          ------------
    CHEMICALS-SPECIALTY -- 0.2%
      Ashland                                  2,300               136
      Hercules*                                4,248                77
      Terra Industries*                        4,500                42
                                                          ------------
    Total Chemicals-Specialty                                      255
                                                          ------------
    CIRCUIT BOARDS -- 0.0%
      Park Electrochemical                     1,120                34
                                                          ------------
    Total Circuit Boards                                            34
                                                          ------------
    COAL -- 0.1%
      Arch Coal                                  240                 8
      Consol Energy                            3,300               117
                                                          ------------
    Total Coal                                                     125
                                                          ------------
    COMMERCIAL BANKS NON-US -- 0.1%
      Banco Bradesco ADR                       1,100                39
      ICICI Bank ADR                           2,500                88
                                                          ------------
    Total Commercial Banks Non-US                                  127
                                                          ------------
    COMMERCIAL BANKS-CENTRAL US -- 0.2%
      Bank Mutual                              4,450                54
      First Busey                              1,100                25
      Heartland Financial USA                  1,000                29
      Irwin Financial                          1,700                38
      Oak Hill Financial                         600                16
      Old Second Bancorp                       1,000                30
                                                          ------------
    Total Commercial Banks-Central US                              192
                                                          ------------
    COMMERCIAL BANKS-EASTERN US -- 0.1%
      Independent Bank                         1,550                52
      North Fork Bancorporation                   36                 1
      Signature Bank*                            750                23


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    COMMERCIAL BANKS-EASTERN US -- CONTINUED
      Yardville National Bancorp                 850      $         34
                                                          ------------
    Total Commercial Banks-Eastern US                              110
                                                          ------------
    COMMERCIAL BANKS-SOUTHERN US -- 0.3%
      Colonial BancGroup                       6,800               162
      Compass Bancshares                       3,300               186
      Eurobancshares*                          1,450                14
      Oriental Financial Group                 1,850                22
                                                          ------------
    Total Commercial Banks-Southern US                             384
                                                          ------------
    COMMERCIAL BANKS-WESTERN US -- 0.2%
      Americanwest Bancorporation              1,350                28
      Centennial Bank Holdings*                2,350                23
      Community Bancorp*                         570                16
      Glacier Bancorp                            750                26
      ITLA Capital                               850                49
      Silver State Bancorp*                      950                23
      Sterling Financial                       1,350                45
      SVB Financial Group*                     1,090                50
                                                          ------------
    Total Commercial Banks-Western US                              260
                                                          ------------
    COMMERCIAL SERVICES -- 0.2%
      Arbitron                                 1,100                46
      ChoicePoint*                             1,020                37
      CoStar Group*                              750                36
      Exlservice Holdings*                       500                10
      PeopleSupport*                           1,494                29
      Providence Service*                      1,800                50
                                                          ------------
    Total Commercial Services                                      208
                                                          ------------
    COMMERCIAL SERVICES-FINANCE -- 0.0%
      Wright Express*                          1,245                34
                                                          ------------
    Total Commercial Services-Finance                               34
                                                          ------------
    COMPUTER AIDED DESIGN -- 0.0%
      Parametric Technology*                   1,600                31
                                                          ------------
    Total Computer Aided Design                                     31
                                                          ------------
    COMPUTER SERVICES -- 0.5%
      Ceridian*                                4,200                99
      Cognizant Technology
         Solutions, Cl A*                      5,715               430
      Kanbay International*                      859                25
      Manhattan Associates*                       10                --
      Perot Systems, Cl A*                     4,060                60
      Unisys*                                  1,990                13
                                                          ------------
    Total Computer Services                                        627
                                                          ------------
    COMPUTERS -- 1.4%
      Apple Computer*                          6,335               514
      Hewlett-Packard                         21,417               830
      International Business
      Machines                                 2,904               268
      Rackable Systems*                        1,600                49
                                                          ------------
    Total Computers                                              1,661
                                                          ------------
    COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      Kronos*                                    400                14
      NCR*                                     3,708               154
                                                          ------------
    Total Computers-Integrated Systems                             168
                                                          ------------



2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
   COMPUTERS-MEMORY DEVICES -- 0.2%
      Hutchinson Technology*                     900      $         21
      Network Appliance*                       2,130                78
      Seagate Technology                       5,200               117
      Simpletech*                              4,200                36
                                                          ------------
    Total Computers-Memory Devices                                 252
                                                          ------------
    COMPUTERS-PERIPHERAL EQUIPMENT -- 0.0%
      Logitech International*                    380                10
                                                          ------------
    Total Computers-Peripheral Equipment                            10
                                                          ------------
    CONSULTING SERVICES -- 0.1%
      Corporate Executive Board                  900                81
      Forrester Research*                        550                17
      Huron Consulting Group*                    500                20
      LECG*                                    1,875                37
                                                          ------------
    Total Consulting Services                                      155
                                                          ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
      Central Garden & Pet*                    1,050                52
      Kimberly-Clark                              74                 5
                                                          ------------
    Total Consumer Products-Miscellaneous                           57
                                                          ------------
    CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air                               2,650               158
                                                          ------------
    Total Containers-Paper/Plastic                                 158
                                                          ------------
    COSMETICS & TOILETRIES -- 0.0%
      Avon Products                              702                21
      Elizabeth Arden*                         1,400                25
                                                          ------------
    Total Cosmetics & Toiletries                                    46
                                                          ------------
    CRUISE LINES -- 0.2%
      Carnival                                 3,715               181
                                                          ------------
    Total Cruise Lines                                             181
                                                          ------------
    DATA PROCESSING/MANAGEMENT -- 0.1%
      Dun & Bradstreet*                          425                33
      Fair Isaac                                 310                11
      MasterCard, Cl A                           140                10
      MoneyGram International                    570                20
      NAVTEQ*                                    160                 5
                                                          ------------
    Total Data Processing/Management                                79
                                                          ------------
    DIAGNOSTIC EQUIPMENT -- 0.0%
      Gen-Probe*                                 840                40
                                                          ------------
    Total Diagnostic Equipment                                      40
                                                          ------------
    DIAGNOSTIC KITS -- 0.1%
      Inverness Medical
      Innovations*                               900                34
      Quidel*                                  2,825                44
                                                          ------------
    Total Diagnostic Kits                                           78
                                                          ------------
    DIALYSIS CENTERS -- 0.0%
      DaVita*                                    490                27
      Dialysis Corporation of
         America*                              1,530                21
                                                          ------------
    Total Dialysis Centers                                          48
                                                          ------------


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                                  620      $         51
                                                          ------------
    Total Disposable Medical Products                               51
                                                          ------------
    DISTRIBUTION/WHOLESALE -- 0.3%
      Beacon Roofing Supply*                   1,200                24
      Bell Microproducts*                      7,400                50
      Fastenal                                 1,910                77
      Pool                                     2,030                83
                                                          ------------
    Total Distribution/Wholesale                                   234
                                                          ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
      3M                                         900                71
      Dover                                      560                27
      ESCO Technologies*                       1,486                64
      Honeywell International                  3,569               150
      Illinois Tool Works                      4,376               210
      Trinity Industries                         225                 8
      Tyco International                       7,666               226
                                                          ------------
    Total Diversified Manufacturing Operations                     756
                                                          ------------
    DIVERSIFIED MINERALS -- 0.1%
      Cia Vale do Rio Doce ADR                 2,400                61
                                                          ------------
    Total Diversified Minerals                                      61
                                                          ------------
    DIVERSIFIED OPERATIONS-- 0.0%
      Resource America, Cl A                   1,450                33
                                                          ------------
    Total Diversified Operations                                    33
                                                          ------------
    DRUG DELIVERY SYSTEMS -- 0.0%
      Conor Medsystems*                          420                10
      Noven Pharmacuticals*                      700                16
                                                          ------------
    Total Drug Delivery Systems                                     26
                                                          ------------
    E-Commerce/Products -- 0.0%
      Submarino GDR 144A                         900                37
                                                          ------------
    Total E-Commerce/Products                                       37
                                                          ------------
    E-Commerce/Services -- 0.0%
      Expedia*                                 1,930                31
                                                          ------------
    Total E-Commerce/Services                                       31
                                                          ------------
    E-Marketing/Information -- 0.0%
      Digitas*                                 2,250                24
                                                          ------------
    Total E-Marketing/Information                                   24
                                                          ------------
    E-Services/Consulting -- 0.0%
      Keynote Systems*                         2,930                32
                                                          ------------
    Total E-Services/Consulting                                     32
                                                          ------------
    EDUCATIONAL SOFTWARE -- 0.0%
      Blackboard*                              1,500                42
                                                          ------------
    Total Educational Software                                      42
                                                          ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
      Emerson Electric                         1,482               125
                                                          ------------
    Total Electric Products-Miscellaneous                          125
                                                          ------------


3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    ELECTRIC-GENERATION -- 0.2%
      AES*                                    10,101      $        222
                                                          ------------
    Total Electric-Generation                                      222
                                                          ------------
    ELECTRIC-INTEGRATED -- 1.1%
      Alliant Energy                           4,800               184
      Centerpoint Energy                      12,600               195
      Dominion Resources                       1,700               138
      Duke Energy                              6,564               208
      Entergy                                  2,833               243
      OGE Energy                               3,600               139
      PPL                                      5,500               190
      Public Service Enterprise
      Group                                       52                 3
                                                          ------------
    Total Electric-Integrated                                    1,300
                                                          ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.1%
      Flextronics International*               2,005                23
      Hon Hai Precision GDR 144A               7,415                96
      International DisplayWorks*              6,660                43
                                                          ------------
    Total Electronic Components-Miscellaneous                      162
                                                          ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.3%
      Actel*                                   1,450                24
      Broadcom, Cl A*                         10,225               310
      Diodes*                                    450                20
      Freescale Semiconductor, Cl
      B*                                       5,009               197
      International Rectifier*                   350                13
      MEMC Electronic Materials*               2,000                71
      Micron Technology*                       6,329                91
      Microsemi*                                 600                12
      Nvidia*                                 12,340               430
      PMC-Sierra*                              1,770                12
      QLogic*                                    690                14
      Samsung Electronics GDR 144A               400               129
      Semtech*                                 1,870                24
      Silicon Laboratories*                    2,240                73
      Skyworks Solutions*                      4,920                33
                                                          ------------
    Total Electronic Components-Semiconductors                   1,453
                                                          ------------
    ELECTRONIC DESIGN AUTOMATION -- 0.1%
      Synplicity*                             10,170                67
                                                          ------------
    Total Electronic Design Automation                              67
                                                          ------------
    ELECTRONIC FORMS -- 0.4%
      Adobe Systems*                          12,610               482
                                                          ------------
    Total Electronic Forms                                         482
                                                          ------------
    ELECTRONIC MEASURING INSTRUMENTS -- 0.0%
      Analogic                                   550                31
                                                          ------------
    Total Electronic Measuring Instruments                          31
                                                          ------------
    ELECTRONIC PARTS DISTRIBUTION -- 0.0%
      Avnet*                                   1,800                43
                                                          ------------
    Total Electronic Parts Distribution                             43
                                                          ------------
    ENGINEERING/R&D SERVICES -- 0.1%
      Fluor                                      883                69
      Shaw Group*                              1,300                35
      Stanley*                                 1,100                19


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    ENGINEERING/R&D SERVICES -- CONTINUED
      URS*                                     1,050      $         42
                                                          ------------
    Total Engineering/R&D Services                                 165
                                                          ------------
    ENTERPRISE SOFTWARE/SERVICES -- 0.4%
      BMC Software*                            3,900               118
      Concur Technologies*                     1,125                18
      Lawson Software*                        11,670                89
      Open Text*                               2,050                37
      Packeteer*                               2,530                28
      Sybase*                                  6,100               149
                                                          ------------
    Total Enterprise Software/Services                             439
                                                          ------------
    ENTERTAINMENT SOFTWARE -- 0.1%
      Activision*                              5,480                85
      Electronic Arts*                           400                21
      THQ*                                     1,600                48
                                                          ------------
    Total Entertainment Software                                   154
                                                          ------------
    FIDUCIARY BANKS -- 0.1%
      Northern Trust                           2,900               170
                                                          ------------
    Total Fiduciary Banks                                          170
                                                          ------------
    FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                                  1,900                62
                                                          ------------
    Total Filtration/Separation Products                            62
                                                          ------------
    FINANCE-CONSUMER LOANS -- 0.5%
      Encore Capital Group*                    3,160                44
      First Marblehead                         1,190                80
      Nelnet, Cl A*                              600                18
      Portfolio Recovery
      Associates*                                810                38
      SLM                                      8,952               436
                                                          ------------
    Total Finance-Consumer Loans                                   616
                                                          ------------
    FINANCE-CREDIT CARD -- 0.1%
      Capital One Financial                    2,048               162
                                                          ------------
    Total Finance-Credit Card                                      162
                                                          ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 1.2%
      Citigroup                                4,788               240
      Greenhill                                  605                41
      JPMorgan Chase                          13,644               647
      Merrill Lynch                            4,968               435
      TD Ameritrade Holding                    3,900                64
                                                          ------------
    Total Finance-Investment Banker/Broker                       1,427
                                                          ------------
    FINANCE-MORTGAGE LOAN/BANKER -- 0.4%
      Fannie Mae                               8,163               484
                                                          ------------
    Total Finance-Mortgage Loan/Banker                             484
                                                          ------------
    FINANCE-OTHER SERVICES -- 0.3%
      Asset Acceptance Capital*                5,350                95
      CBOT Holdings, Cl A*                       480                71
      GFI Group*                                 400                23
      International Securities
         Exchange                                450                23


4                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    FINANCE-OTHER SERVICES -- CONTINUED
      Nasdaq Stock Market*                     2,670      $         96
                                                          ------------
    Total Finance-Other Services                                   308
                                                          ------------
    FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                    1,080                90
      MGIC Investment                          1,939               114
                                                          ------------
    Total Financial Guarantee Insurance                            204
                                                          ------------
    FOOD-DAIRY PRODUCTS -- 0.1%
      Dean Foods*                              4,200               176
                                                          ------------
    Total Food-Dairy Products                                      176
                                                          ------------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                            3,765                98
                                                          ------------
    Total Food-Miscellaneous/Diversified                            98
                                                          ------------
    FOOD-RETAIL -- 0.0%
      Great Atlantic & Pacific Tea               500                14
                                                          ------------
    Total Food-Retail                                               14
                                                          ------------
    FORESTRY -- 0.2%
      Plum Creek Timber                        5,100               183
                                                          ------------
    Total Forestry                                                 183
                                                          ------------
    GAMBLING (NON-HOTEL) -- 0.1%
      Pinnacle Entertainment*                  1,900                57
                                                          ------------
    Total Gambling (Non-Hotel)                                      57
                                                          ------------
    GAS-DISTRIBUTION -- 0.2%
      Energen                                  3,600               154
      Peoples Energy                             420                19
      WGL Holdings                               470                15
                                                          ------------
    Total Gas-Distribution                                         188
                                                          ------------
    GOLD MINING -- 0.2%
      Goldcorp                                 2,700                71
      Randgold Resources ADR*                  6,600               150
                                                          ------------
    Total Gold Mining                                              221
                                                          ------------
    GOLF -- 0.0%
      Callaway Golf                            1,045                14
                                                          ------------
    Total Golf                                                      14
                                                          ------------
    HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                              1,160                82
                                                          ------------
    Total Hazardous Waste Disposal                                  82
                                                          ------------
    HEALTH CARE COST CONTAINMENT -- 0.2%
      McKesson                                 4,439               222
                                                          ------------
    Total Health Care Cost Containment                             222
                                                          ------------
    HOTELS & MOTELS -- 0.2%
      InterContinental Hotels ADR              1,280                25
      Marriott International, Cl A             3,863               161
      Starwood Hotels & Resorts
         Worldwide                               370                22
                                                          ------------
    Total Hotels & Motels                                          208
                                                          ------------


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    HUMAN RESOURCES -- 0.7%
      Hewitt Associates, Cl A*                 5,900      $        148
      Hudson Highland Group*                   2,200                26
      Kenexa*                                  1,274                41
      Labor Ready*                               900                16
      Manpower                                 1,500               101
      Monster Worldwide*                       8,865               359
                                                          ------------
    Total Human Resources                                          691
                                                          ------------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                      1,030                15
                                                          ------------
    Total Identification Systems/Development                        15
                                                          ------------
    IMPORT/EXPORT -- 0.0%
      Castle Brands*                           1,475                10
                                                          ------------
    Total Import/Export                                             10
                                                          ------------
    INDEPENDENT POWER PRODUCER -- 0.0%
      Mirant*                                    580                17
      Reliant Energy*                          2,520                32
                                                          ------------
    Total Independent Power Producer                                49
                                                          ------------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Cognex                                     660                15
                                                          ------------
    Total Industrial Automation/Robot                               15
                                                          ------------
    INDUSTRIAL GASES -- 0.4%
      Air Products & Chemicals                   295                20
      Praxair                                  6,800               410
                                                          ------------
    Total Industrial Gases                                         430
                                                          ------------
    INSTRUMENTS-CONTROL -- 0.1%
      Watts Industries, Cl A                   2,050                76
                                                          ------------
    Total Instruments-Control                                       76
                                                          ------------
    INSTRUMENTS-SCIENTIFIC -- 0.1%
      PerkinElmer                              5,900               126
                                                          ------------
    Total Instruments-Scientific                                   126
                                                          ------------
    INSURANCE BROKERS -- 0.3%
      AON                                      4,653               162
      Brown & Brown                            6,500               190
                                                          ------------
    Total Insurance Brokers                                        352
                                                          ------------
    INTERNET APPLICATION SOFTWARE -- 0.1%
      DealerTrack Holdings*                    1,291                33
      Vocus*                                   1,650                27
                                                          ------------
    Total Internet Application Software                             60
                                                          ------------
    INTERNET CONNECTIVE SERVICES -- 0.0%
      Cogent Communications Group*             2,522                36
      Redback Networks*                        1,100                17
                                                          ------------
    Total Internet Connective Services                              53
                                                          ------------
    INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                                   495                18
                                                          ------------
    Total Internet Infrastructure Equipment                         18
                                                          ------------

5                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------

    INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      F5 Networks*                             1,020      $         68
      Opsware*                                 1,900                17
      Radware*                                 3,200                47
                                                          ------------
    Total Internet Infrastructure Software                         132
                                                          ------------
    INTERNET SECURITY -- 0.1%
      Checkfree*                                 940                37
      Ipass*                                   4,090                22
      Symantec*                                  866                17
                                                          ------------
    Total Internet Security                                         76
                                                          ------------
    INTIMATE APPAREL -- 0.0%
      Tefron                                   1,027                11
                                                          ------------
    Total Intimate Apparel                                          11
                                                          ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.1%
      Affiliated Managers Group*                 950                95
      Legg Mason                                 800                72
                                                          ------------
    Total Investment Management/Advisory Services                  167
                                                          ------------
    LASERS-SYSTEMS/COMPONENTS -- 0.1%
      Electro Scientific
      Industries*                              2,810                56
                                                          ------------
    Total Lasers-Systems/Components                                 56
                                                          ------------
    LIFE/HEALTH INSURANCE -- 0.2%
      China Life Insurance ADR                   700                59
      Cigna                                    1,600               187
      KMG America*                             5,070                39
                                                          ------------
    Total Life/Health Insurance                                    285
                                                          ------------
    MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
      Kennametal                               2,700               167
                                                          ------------
    Total Machine Tools & Related Products                         167
                                                          ------------
    MACHINERY-CONSTRUCTION & MINING -- 0.4%
      Caterpillar                              6,238               379
      JLG Industries                           1,000                28
      Terex*                                   2,000               103
                                                          ------------
    Total Machinery-Construction & Mining                          510
                                                          ------------
    MACHINERY-ELECTRIC -- 0.0%
      Franklin Electric                          950                51
                                                          ------------
    Total Machinery-Electric                                        51
                                                          ------------
    MACHINERY-GENERAL INDUSTRY -- 0.0%
      Gardner Denver*                            400                14
      Manitowoc Company                          850                47
                                                          ------------
    Total Machinery-General Industry                                61
                                                          ------------
    MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*                  740                28
                                                          ------------
    Total Machinery-Print Trade                                     28
                                                          ------------
    MEDICAL IMAGING SYSTEMS -- 0.0%
      Vital Images*                              600                19
                                                          ------------
    Total Medical Imaging Systems                                   19
                                                          ------------


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    MEDICAL INFORMATION SYSTEMS -- 0.1%
      Allscripts Healthcare
      Solutions*                               1,200      $         28
      Eclipsys*                                  940                20
      IMS Health                               1,745                49
      Per-Se Technologies*                     1,500                37
      Phase Forward*                           1,525                21
                                                          ------------
    Total Medical Information Systems                              155
                                                          ------------
    MEDICAL INSTRUMENTS -- 0.4%
      Cambridge Heart*                        15,010                44
      Datascope                                1,150                41
      Conceptus*                               2,450                48
      Natus Medical*                           3,790                63
      St. Jude Medical*                        7,735               266
      Symmetry Medical*                        2,500                39
                                                          ------------
    Total Medical Instruments                                      501
                                                          ------------
    MEDICAL LABS & TESTING SERVICES -- 0.2%
      Covance*                                 1,220                71
      Laboratory Corp of America
         Holdings*                             2,000               137
                                                          ------------
    Total Medical Labs & Testing Services                          208
                                                          ------------
    MEDICAL PRODUCTS -- 0.5%
      Baxter International                     3,492               160
      Becton Dickinson                           115                 8
      Haemonetics*                               550                25
      Henry Schein*                            1,770                88
      Johnson & Johnson                        3,677               248
      PSS World Medical*                       1,250                25
      Syneron Medical*                           800                21
      Vital Signs                                700                40
      West Pharmaceutical Services               650                27
                                                          ------------
    Total Medical Products                                         642
                                                          ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 0.9%
      Amgen*                                   4,000               304
      Barrier Therapeutics*                   10,050                71
      Cambrex                                  1,560                36
      Celgene*                                 2,070               110
      Enzon Pharmaceuticals*                   1,630                14
      Genzyme*                                 6,015               406
      Integra LifeSciences*                      900                33
      Invitrogen Holding*                        590                34
      Keryx Biopharmaceuticals*                2,050                29
      Medimmune*                                 460                15
      Nektar Therapeutics*                     1,200                17
      Orchid Cellmark*                         2,800                 9
      PDL BioPharma*                           3,390                72
                                                          ------------
    Total Medical-Biomedical/Genetic                             1,150
                                                          ------------
    MEDICAL-DRUGS -- 1.0%
      Adams Respiratory
         Therapeutics*                         2,300                99
      Allergan                                 1,550               179
      Angiotech Pharmaceuticals*               6,570                62
      Bristol-Myers Squibb                     7,339               182
      Dr. Reddy's Laboratories ADR             4,000                67
      Forest Laboratories*                     3,525               173
      Pfizer                                   9,531               254
      Santarus*                                4,225                32
      Schering-Plough                          3,412                76


6                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    MEDICAL-DRUGS -- CONTINUED
      Wyeth                                    2,198      $        112
                                                          ------------
    Total Medical-Drugs                                          1,236
                                                          ------------
    MEDICAL-GENERIC DRUGS -- 0.2%
      Barr Pharmaceuticals*                      420                22
      Perrigo                                  3,090                55
      Teva Pharmaceutical
         Industries ADR                        5,000               165
      Zentiva GDR                                800                46
                                                          ------------
    Total Medical-Generic Drugs                                    288
                                                          ------------
    MEDICAL-HMO -- 0.5%
      Humana*                                    331                20
      UnitedHealth Group                       5,441               265
      WellPoint*                               3,626               277
                                                          ------------
    Total Medical-HMO                                              562
                                                          ------------
    MEDICAL-HOSPITALS -- 0.0%
      HCA                                        177                 9
      United Surgical Partners*                  500                12
                                                          ------------
    Total Medical-Hospitals                                         21
                                                          ------------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Lincare Holdings*                        1,590                54
      Radiation Therapy Services*              2,125                63
                                                          ------------
    Total Medical-Outpatient/Home Medical                          117
                                                          ------------
    MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.5%
      AmerisourceBergen                        3,296               155
      Cardinal Health                          6,507               426
                                                          ------------
    Total Medical-Wholesale Drug Distributors                      581
                                                          ------------
    METAL PROCESSORS & FABRICATORS -- 0.2%
      Commercial Metals                        5,800               155
      Ladish*                                    837                26
      Precision Castparts                      1,750               119
                                                          ------------
    Total Metal Processors & Fabricators                           300
                                                          ------------
    METAL-COPPER -- 0.1%
      Phelps Dodge                             1,120               112
                                                          ------------
    Total Metal-Copper                                             112
                                                          ------------
    METAL-DIVERSIFIED -- 0.3%
      Freeport-McMoRan Copper &
         Gold, Cl B                            5,778               349
                                                          ------------
    Total Metal-Diversified                                        349
                                                          ------------
    MISCELLANEOUS MANUFACTURING -- 0.0%
      Aptargroup                                 430                24
                                                          ------------
    Total Miscellaneous Manufacturing                               24
                                                          ------------
    MULTI-LINE INSURANCE -- 1.0%
      Allstate                                 3,661               225
      American International Group             5,980               402
      Cincinnati Financial                     3,800               173


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    MULTI-LINE INSURANCE -- CONTINUED
      Hartford Financial Services
         Group                                 1,708      $        149
      Loews                                    2,813               109
      XL Capital, Cl A                         2,716               192
                                                          ------------
    Total Multi-Line Insurance                                   1,250
                                                          ------------
    MULTIMEDIA -- 0.3%
      Entravision
         Communications,    Cl A*              3,650                27
      Gemstar-TV Guide
         International*                       13,910                48
      Walt Disney                             10,561               332
                                                          ------------
    Total Multimedia                                               407
                                                          ------------
    NETWORKING PRODUCTS -- 0.2%
      Acme Packet*                             1,106                19
      Atheros Communications*                  1,500                32
      Foundry Networks*                        2,750                35
      Netgear*                                 3,720               100
                                                          ------------
    Total Networking Products                                      186
                                                          ------------
    NON-FERROUS METALS -- 0.2%
      Cameco                                   6,630               233
      USEC                                     2,030                23
                                                          ------------
    Total Non-Ferrous Metals                                       256
                                                          ------------
    NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      Allied Waste Industries*                 2,270                28
      WCA Waste*                               6,410                41
                                                          ------------
    Total Non-Hazardous Waste Disposal                              69
                                                          ------------
    Office Automation & Equipment -- 0.0%
      Pitney Bowes                             1,010                47
                                                          ------------
    Total Office Automation & Equipment                             47
                                                          ------------
    OFFICE SUPPLIES & FORMS -- 0.2%
      Avery Dennison                           2,900               183
                                                          ------------
    Total Office Supplies & Forms                                  183
                                                          ------------
    OIL & GAS DRILLING -- 0.2%
      Atlas America*                             900                43
      Diamond Offshore Drilling                  340                23
      Nabors Industries*                       3,600               111
      Pioneer Drilling*                        1,350                18
      Pride International*                       600                17
      Rowan                                      620                21
      Todco*                                   1,410                48
                                                          ------------
    Total Oil & Gas Drilling                                       281
                                                          ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.6%
      ATP Oil & Gas*                             375                16
      Berry Petroleum, Cl A                      475                14
      Cabot Oil And Gas                          400                21
      Comstock Resources*                        800                22
      Denbury Resources*                       1,300                37
      Forest Oil*                                450                15
      Mariner Energy*                            650                13
      Newfield Exploration*                    2,700               110
      Pogo Producing                             325                15
      Southwestern Energy*                    10,105               359


7                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Stone Energy*                            1,015      $         40
      Ultra Petroleum*                         1,100                59
                                                          ------------
    Total Oil Companies-Exploration & Production                   721
                                                          ------------
    OIL COMPANIES-INTEGRATED -- 1.8%
      BP ADR                                   1,396                94
      Chevron                                  1,317                88
      ConocoPhillips                           3,849               232
      Exxon Mobil                             10,943               782
      Hess                                     2,700               114
      LUKOIL ADR                                 800                65
      Marathon Oil                             2,717               235
      Occidental Petroleum                     5,432               255
      PetroChina ADR*                            300                33
      Petroleo Brasileiro ADR                  2,200               195
      Surgutneftegaz ADR                       1,000                63
                                                          ------------
    Total Oil Companies-Integrated                               2,156
                                                          ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
      Dresser-Rand Group*                      1,600                35
      Grant Prideco*                           1,100                41
      Lone Star Technologies*                    700                34
      Metretek Technologies*                   1,300                17
      National Oilwell Varco*                  1,295                78
                                                          ------------
    Total Oil Field Machinery & Equipment                          205
                                                          ------------
    OIL REFINING & MARKETING -- 0.2%
      Frontier Oil                             2,700                79
      Tesoro                                   2,400               154
                                                          ------------
    Total Oil Refining & Marketing                                 233
                                                          ------------
    OIL-FIELD SERVICES -- 0.4%
      Hanover Compressor*                      1,160                22
      Helix Energy Solutions*                  2,700                87
      Hercules Offshore*                       1,400                50
      Hornbeck Offshore Services*              1,100                40
      Key Energy Services*                     1,300                18
      Seacor Holdings*                           450                40
      Superior Energy Services*                1,750                55
      Tetra Technologies*                        650                17
      Tidewater                                  430                21
      W-H Energy Services*                     1,405                66
                                                          ------------
    Total Oil-Field Services                                       416
                                                          ------------
    PAPER & RELATED PRODUCTS -- 0.3%
      Abitibi-Consolidated                    36,230                90
      Bowater                                  1,870                39
      Caraustar Industries*                    6,130                67
      Klabin ADR                               1,400                30
      Neenah Paper                             1,590                59
      Smurfit-Stone Container*                 3,480                37
                                                          ------------
    Total Paper & Related Products                                 322
                                                          ------------
    PHARMACY SERVICES -- 0.3%
      Express Scripts*                           947                60
      Medco Health Solutions*                  5,514               295
                                                          ------------
    Total Pharmacy Services                                        355
                                                          ------------

Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*                 2,600      $        117
                                                          ------------
    Total Physical Practice Management                             117
                                                          ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.1%
      Psychiatric Solutions*                   2,080                69
                                                          ------------
    Total Physical Therapy/Rehabilitation Centers                   69
                                                          ------------
    PIPELINES -- 0.3%
      El Paso                                  2,670                36
      National Fuel Gas                        4,250               159
      Questar                                  1,850               151
                                                          ------------
    Total Pipelines                                                346
                                                          ------------
    PLATINUM -- 0.0%
      Stillwater Mining*                       1,700                18
                                                          ------------
    Total Platinum                                                  18
                                                          ------------
    POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
      American Power Conversion                5,953               180
      Delta Electronics GDR                    5,040                71
                                                          ------------
    Total Power Conversion/Supply Equipment                        251
                                                          ------------
    PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                        950                32
                                                          ------------
    Total Printing-Commercial                                       32
                                                          ------------
    PROPERTY/CASUALTY INSURANCE -- 0.6%
      Arch Capital Group*                      3,000               193
      Progressive                              5,627               136
      Safeco                                   3,250               189
      WR Berkley                               5,800               214
                                                          ------------
    Total Property/Casualty Insurance                              732
                                                          ------------
    PUBLISHING-BOOKS -- 0.1%
      Courier                                  1,100                43
      Scholastic*                              3,765               118
                                                          ------------
    Total Publishing-Books                                         161
                                                          ------------
    PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                                  1,709               101
                                                          ------------
    Total Publishing-Newspapers                                    101
                                                          ------------
    PUBLISHING-PERIODICALS -- 0.0%
      Playboy Enterprises, Cl B*               3,910                41
                                                          ------------
    Total Publishing-Periodicals                                    41
                                                          ------------
    QUARRYING -- 0.4%
      Vulcan Materials                         6,239               508
                                                          ------------
    Total Quarrying                                                508
                                                          ------------
    RADIO -- 0.1%
      Radio One, Cl D*                         5,695                39
      Spanish Broadcasting
         System, Cl A*                         7,955                37
                                                          ------------
    Total Radio                                                     76
                                                          ------------


8                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      CB Richard Ellis Group, Cl
      A*                                       8,170      $        245
      Trammell Crow*                             750                37
                                                          ------------
    Total Real Estate Management/Services                          282
                                                          ------------
    REINSURANCE -- 0.5%
      Allied World Assurance
         Holdings                                760                32
      Aspen Insurance Holdings                 4,165               103
      Axis Capital Holdings                      810                27
      Endurance Specialty Holdings             1,950                70
      Everest Re Group                           170                17
      Montpelier Re Holdings                   5,380                95
      PartnerRe                                2,550               178
      Platinum Underwriters
      Holdings                                 1,950                58
                                                          ------------
    Total Reinsurance                                              580
                                                          ------------
    REITS-APARTMENTS -- 0.4%
      Apartment Investment &
         Management, Cl A                      3,400               195
      Archstone-Smith Trust                    1,288                78
      AvalonBay Communities                      520                68
      BRE Properties, Cl A                       321                21
      Camden Property Trust                      450                36
      Equity Residential                       1,383                76
      GMH Communities Trust                    1,551                22
      United Dominion Realty Trust             1,344                43
                                                          ------------
    Total REITs-Apartments                                         539
                                                          ------------
    REITS-DIVERSIFIED -- 0.1%
      Digital Realty Trust                       881                29
      PS Business Parks                          358                24
      Vornado Realty Trust                       756                90
                                                          ------------
    Total REITs-Diversified                                        143
                                                          ------------
    REITS-HOTELS -- 0.2%
      Ashford Hospitality Trust                4,230                54
      Host Hotels & Resorts                    3,498                81
      LaSalle Hotel Properties                   549                23
      Sunstone Hotel Investors                   682                20
                                                          ------------
    Total REITs-Hotels                                             178
                                                          ------------
    REITS-MANUFACTURED HOMES -- 0.0%
      Equity Lifestyle Properties                306                15
                                                          ------------
    Total REITs-Manufactured Homes                                  15
                                                          ------------
    REITS-MORTGAGE -- 0.0%
      Fieldstone Investment                    1,050                 8
                                                          ------------
    Total REITs-Mortgage                                             8
                                                          ------------
    REITS-OFFICE PROPERTY -- 0.5%
      Alexandria Real Estate
      Equities                                   465                47
      American Financial Realty
      Trust                                    3,660                43
      BioMed Realty Trust                        776                25
      Boston Properties                        3,385               361
      Columbia Equity Trust                      835                14
      Corporate Office Properties
         Trust                                   776                37
      Douglas Emmett*                            500                12
      Mack-Cali Realty                           571                30


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    REITS-OFFICE PROPERTY -- CONTINUED
      SL Green Realty                            341      $         41
                                                          ------------
    Total REITs-Office Property                                    610
                                                          ------------
    REITS-REGIONAL MALLS -- 0.3%
      CBL & Associates Properties              4,200               184
      General Growth Properties                1,015                53
      Simon Property Group                     1,471               143
      Taubman Centers                            519                24
                                                          ------------
    Total REITs-Regional Malls                                     404
                                                          ------------
    REITS-SHOPPING CENTERS -- 0.2%
      Acadia Realty Trust                        894                23
      Developers Diversified
      Realty                                     768                47
      Federal Realty Investment
      Trust                                      200                16
      Kimco Realty                             1,370                61
      Regency Centers                            686                49
                                                          ------------
    Total REITs-Shopping Centers                                   196
                                                          ------------
    REITS-STORAGE -- 0.3%
      Public Storage                           3,438               308
      U-Store-It Trust                           896                20
                                                          ------------
    Total REITs-Storage                                            328
                                                          ------------
    REITS-WAREHOUSE/INDUSTRIAL -- 0.1%
      EastGroup Properties                       404                22
      Prologis                                 1,392                88
                                                          ------------
    Total REITs-Warehouse/Industrial                               110
                                                          ------------
    RENTAL AUTO/EQUIPMENT -- 0.0%
      Avis Budget Group                          730                14
      H&E Equipment Services*                  1,500                40
                                                          ------------
    Total Rental Auto/Equipment                                     54
                                                          ------------
    RETAIL-APPAREL/SHOE -- 0.4%
      Aeropostale*                             1,400                41
      Ann Taylor Stores*                         750                33
      Charlotte Russe, Cl A*                     900                25
      Christopher & Banks                      1,400                38
      Claire's Stores                          4,900               139
      Footstar*                                7,700                38
      Gap                                        600                12
      Children's Place Retail
         Stores*                                 950                67
      New York*                                1,200                16
      Tween Brands*                              400                17
      Urban Outfitters*                        3,445                60
                                                          ------------
    Total Retail-Apparel/Shoe                                      486
                                                          ------------
    RETAIL-ARTS & CRAFTS -- 0.0%
      AC Moore Arts & Crafts*                    775                17
                                                          ------------
    Total Retail-Arts & Crafts                                      17
                                                          ------------
    RETAIL-BUILDING PRODUCTS -- 0.3%
      Lowe's                                  13,585               409
                                                          ------------
    Total Retail-Building Products                                 409
                                                          ------------
    RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                          2,350               120
                                                          ------------
    Total Retail-Computer Equipment                                120
                                                          ------------


9                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                Shares          Value (000)
--------------------------------------------------------------------------------
    RETAIL-CONSUMER ELECTRONICS -- 0.3%
      Best Buy                                 6,819      $        377
                                                          ------------
    Total Retail-Consumer Electronics                              377
                                                          ------------
    RETAIL-DISCOUNT -- 0.6%
      Citi Trends*                               600                23
      Costco Wholesale                         7,766               415
      Dollar General                           5,039                71
      Target                                   3,850               228
      Wal-Mart Stores                            106                 5
                                                          ------------
    Total Retail-Discount                                          742
                                                          ------------
    RETAIL-DRUG STORE -- 0.4%
      CVS                                     16,540               519
                                                          ------------
    Total Retail-Drug Store                                        519
                                                          ------------
    RETAIL-HYPERMARKETS -- 0.1%
      Wal-Mart de Mexico ADR, Cl V             2,700                94
                                                          ------------
    Total Retail-Hypermarkets                                       94
                                                          ------------
    RETAIL-JEWELRY -- 0.0%
      Movado Group                             1,700                44
                                                          ------------
    Total Retail-Jewelry                                            44
                                                          ------------
    RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      Saks                                     9,000               174
                                                          ------------
    Total Retail-Major Department Store                            174
                                                          ------------
    RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                                  545                26
                                                          ------------
    Total Retail-Office Supplies                                    26
                                                          ------------
    RETAIL-PROPANE DISTRIBUTION -- 0.1%
      Star Gas Partners*                      28,430                72
                                                          ------------
    Total Retail-Propane Distribution                               72
                                                          ------------
    RETAIL-REGIONAL DEPARTMENT STORE -- 0.4%
      Dillards, Cl A                           3,200                97
      Kohl's*                                  5,145               363
                                                          ------------
    Total Retail-Regional Department Store                         460
                                                          ------------
    RETAIL-RESTAURANTS -- 0.4%
      Cheesecake Factory*                       680                 19
      Chipotle Mexican Grill, Cl
      A*                                         350                21
      Panera Bread, Cl A*                        990                61
      Starbucks*                              10,075               381
                                                          ------------
    Total Retail-Restaurants                                       482
                                                          ------------
    RETAIL-SPORTING GOODS -- 0.1%
      Dick's Sporting Goods*                   1,890                94
      Hibbett Sporting Goods*                  1,400                41
      Zumiez*                                    650                21
                                                          ------------
    Total Retail-Sporting Goods                                    156
                                                          ------------
    RETAIL-VIDEO RENTAL -- 0.1%
      Blockbuster, Cl A*                      18,685                73
                                                          ------------
    Total Retail-Video Rental                                       73
                                                          ------------

Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    RETIREMENT/AGED CARE -- 0.0%
      Sunrise Senior Living*                   1,300      $         41
                                                          ------------
    Total Retirement/Aged Care                                      41
                                                          ------------
    S&L/THRIFTS-CENTRAL US -- 0.1%
      Citizens First Bancorp                     950                28
      Franklin Bank*                           1,500                30
      MAF Bancorp                              1,400                60
                                                          ------------
    Total S&L/Thrifts-Central US                                   118
                                                          ------------
    S&L/THRIFTS-EASTERN US -- 0.3%
      Brookline Bancorp                        1,950                26
      Clifton Savings Bancorp                  1,600                19
      Dime Community Bancshares                3,050                43
      Flushing Financial                       2,500                44
      Investors Bancorp*                       3,150                47
      KNBT Bancorp                             2,750                47
      NewAlliance Bancshares                   4,540                70
      Northwest Bancorp                        1,000                27
      Partners Trust Financial
      Group                                      800                 9
      Provident Financial Services             1,250                23
      Provident New York Bancorp               3,850                54
                                                          ------------
    Total S&L/Thrifts-Eastern US                                   409
                                                          ------------
    S&L/THRIFTS-SOUTHERN US -- 0.0%
      BankUnited Financial, Cl A               1,550                42
                                                          ------------
    Total S&L/Thrifts-Southern US                                   42
                                                          ------------
    S&L/THRIFTS-WESTERN US -- 0.4%
      PFF Bancorp                              1,500                46
      Provident Financial Holdings             1,450                44
      Washington Federal                       6,140               142
      Washington Mutual                        4,698               199
                                                          ------------
    Total S&L/Thrifts-Western US                                   431
                                                          ------------
    SATELLITE TELECOM -- 0.0%
      Loral Space &
      Communications*                          1,570                46
                                                          ------------
    Total Satellite Telecom                                         46
                                                          ------------
    SCHOOLS -- 0.1%
      Devry*                                     646                16
      ITT Educational Services*                1,865               128
      Strayer Education                          275                31
                                                          ------------
    Total Schools                                                  175
                                                          ------------
    SEISMIC DATA COLLECTION -- 0.0%
      Seitel*                                  8,000                28
                                                          ------------
    Total Seismic Data Collection                                   28
                                                          ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
      Anadigics*                               2,925                24
      Chipmos Technologies*                    5,600                33
      Cypress Semiconductor*                   3,580                60
      Integrated Device
      Technology*                              8,610               136
      Standard Microsystems*                   1,000                31
      United Microelectronics ADR             34,909               106
                                                          ------------
    Total Semiconductor Components-Integrated
         Circuits                                                  390
                                                          ------------


10                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT -- 0.1%
      Brooks Automation*                       3,310      $         47
      Cabot Microelectronics*                  1,390                40
      Credence Systems*                        5,930                19
      Mattson Technology*                      2,400                23
                                                          ------------
    Total Semiconductor Equipment                                  129
                                                          ------------
    SOFTWARE TOOLS -- 0.0%
      Borland Software*                        3,920                22
                                                          ------------
    Total Software Tools                                            22
                                                          ------------
    STEEL PIPE & TUBE -- 0.0%
      Mueller Water Products, Cl A             2,300                37
                                                          ------------
    Total Steel Pipe & Tube                                         37
                                                          ------------
    STEEL-PRODUCERS -- 0.1%
      Evraz Group GDR  144A                      600                15
      Nucor                                    1,300                76
                                                          ------------
    Total Steel-Producers                                           91
                                                          ------------
    STEEL-SPECIALTY -- 0.1%
      Allegheny Technologies                   1,320               104
                                                          ------------
    Total Steel-Specialty                                          104
                                                          ------------
    SUPER-REGIONAL BANKS-US -- 0.5%
      Bank of America                          7,421               400
      Wachovia                                 1,284                71
      Wells Fargo                              4,708               171
                                                          ------------
    Total Super-Regional Banks-US                                  642
                                                          ------------
    TELECOMMUNICATIONS EQUIPMENT -- 0.4%
      CommScope*                                 300                 9
      Comverse Technology*                    18,880               411
      Plantronics                              3,970                84
                                                          ------------
    Total Telecommunications Equipment                             504
                                                          ------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.4%
      Corning*                                21,900               447
                                                          ------------
    Total Telecommunications Equipment-Fiber
    Optics                                                         447
                                                          ------------
    TELECOMMUNICATIONS SERVICES -- 0.4%
      Amdocs*                                  6,080               236
      Cbeyond*                                 1,275                39
      Global Crossing*                         1,600                39
      Iowa Telecommunications
         Services                                475                 9
      Time Warner
         Telecommunications, Cl A*             6,030               120
      Mastec*                                  3,300                36
                                                          ------------
    Total Telecommunications Services                              479
                                                          ------------
    TELEPHONE-INTEGRATED -- 0.6%
      BellSouth                                3,890               175
      General Communication, Cl A*             2,250                30
      IDT, Cl B*                               2,860                37
      Philippine Long Distance
         Telephone ADR                         1,400                67
      Sprint Nextel                            9,665               181


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    TELEPHONE-INTEGRATED -- CONTINUED
      Verizon Communications                   7,426      $        275
                                                          ------------
    Total Telephone-Integrated                                     765
                                                          ------------
    TELEVISION -- 0.1%
      Sinclair Broadcast Group,
      Cl A                                    12,055               109
                                                          ------------
    Total Television                                               109
                                                          ------------
    THERAPEUTICS -- 0.5%
      CV Therapeutics*                         1,400                18
      Gilead Sciences*                         8,410               580
      Medicines*                               1,420                37
      Theravance*                                800                25
                                                          ------------
    Total Therapeutics                                             660
                                                          ------------
    TOBACCO -- 0.9%
      Altria Group                             7,471               608
      Imperial Tobacco ADR                     3,931               280
      UST                                      2,954               158
                                                          ------------
    Total Tobacco                                                1,046
                                                          ------------
    TOOLS-HAND HELD -- 0.1%
      Stanley Works                            3,330               159
                                                          ------------
    Total Tools-Hand Held                                          159
                                                          ------------
    TOYS -- 0.1%
      Mattel                                   5,984               135
                                                          ------------
    Total Toys                                                     135
                                                          ------------
    TRANSACTIONAL SOFTWARE -- 0.0%
      VeriFone Holdings*                       1,300                38
                                                          ------------
    Total Transactional Software                                    38
                                                          ------------
    TRANSPORT-EQUIPMENT & LEASING -- 0.1%
      GATX                                     1,270                55
      Greenbrier                                 950                36
                                                          ------------
    Total Transport-Equipment & Leasing                             91
                                                          ------------
    TRANSPORT-MARINE -- 0.0%
      American Commercial Lines*                 700                45
                                                          ------------
    Total Transport-Marine                                          45
                                                          ------------
    TRANSPORT-RAIL -- 0.4%
      Burlington Northern Santa Fe             2,148               167
      Canadian Pacific Railway                 2,800               158
      CSX                                      4,200               150
                                                          ------------
    Total Transport-Rail                                           475
                                                          ------------
    TRANSPORT-SERVICES -- 0.2%
      FedEx                                    1,692               194
      UTI Worldwide                            3,150                81
                                                          ------------
    Total Transport-Services                                       275
                                                          ------------
    TRANSPORT-TRUCK -- 0.1%
      Forward Air                              1,200                39
      Heartland Express                        2,250                36
      Knight Transportation                    1,800                33


11                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------

    TRANSPORT-TRUCK -- CONTINUED
      Landstar Systems                           750      $         35
                                                          ------------
    Total Transport-Truck                                          143
                                                          ------------
    VETERINARY DIAGNOSTICS -- 0.0%
      VCA Antech*                              1,680                54
                                                          ------------
    Total Veterinary Diagnostics                                    54
                                                          ------------
    VITAMINS & NUTRITION PRODUCTS -- 0.1%
      Herbalife*                               2,065                76
                                                          ------------
    Total Vitamins & Nutrition Products                             76
                                                          ------------
    WATER -- 0.1%
      California Water Service
      Group                                    1,300                51
      Consolidated Water                       1,500                42
                                                          ------------
    Total Water                                                     93
                                                          ------------
    WEB HOSTING/DESIGN -- 0.0%
      Equinix*                                   375                26
      Website Pros*                            1,575                17
                                                          ------------
    Total Web Hosting/Design                                        43
                                                          ------------
    WEB PORTALS/ISP -- 0.6%
      Google, Cl A*                              959               457
      Yahoo!*                                  8,675               228
                                                          ------------
    Total Web Portals/ISP                                          685
                                                          ------------
    WIRE & CABLE PRODUCTS -- 0.0%
      General Cable*                             736                28
      Superior Essex*                            450                17
                                                          ------------
    Total Wire & Cable Products                                     45
                                                          ------------
    WIRELESS EQUIPMENT -- 1.0%
      American Tower, Cl A*                   15,835               571
      Nokia ADR                               12,433               247
      Powerwave Technologies*                  3,800                25
      Qualcomm                                 9,435               342
                                                          ------------
    Total Wireless Equipment                                     1,185
                                                          ------------
Total Common Stock
  (Cost $53,006)                                                59,411
                                                          ------------

FOREIGN COMMON STOCK -- 13.3%
    AUSTRALIA -- 1.2%
      BHP Billiton                             1,936                41
      Commonwealth Bank of
         Australia                             2,769               102
      Leighton Holdings                        5,193                85
      MacArthur Coal                             900                 3
      Oxiana                                  48,475               126
      Qantas Airways                          96,339               316
      QBE Insurance Group                      5,405               103
      Rio Tinto                                2,351               143
      Santos                                  35,488               291
      Zinifex                                 20,931               248
                                                          ------------
    Total Australia                                              1,458
                                                          ------------
    AUSTRIA -- 0.1%
      Andritz                                    200                36


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    AUSTRIA -- CONTINUED
      Telekom Austria                            500      $         12
      Wiener Staedtische
         Versicherung                            972                63
                                                          ------------
    Total Austria                                                  111
                                                          ------------
    BELGIUM -- 0.4%
      Belgacom                                   200                 8
      Delhaize Group                             159                13
      Dexia                                    8,102               218
      Fortis                                   5,574               234
                                                          ------------
    Total Belgium                                                  473
                                                          ------------
    BERMUDA -- 0.0%
      Catlin Group                             1,606                15
                                                          ------------
    Total Bermuda                                                   15
                                                          ------------
    CANADA -- 0.2%
      EnCana                                   1,000                48
      Gerdau Ameristeel                          500                 5
      IPSCO                                      669                62
      Teck Cominco, Cl B                         600                44
      TELUS                                    2,200               126
                                                          ------------
    Total Canada                                                   285
                                                          ------------
    CHINA -- 0.1%
      FU JI Food and Catering
         Services Holdings                    11,000                19
      Great Wall Motor                        20,000                17
      Industrial & Commercial
         Bank of China*                      106,000                47
      Shanghai Zhenhua Port
         Machinery                            25,000                24
                                                          ------------
    Total China                                                    107
                                                          ------------
    DENMARK -- 0.1%
      DSV A/S                                     37                 7
      Jyske Bank*                              1,900               113
      Sydbank A/S                              1,150                45
                                                          ------------
    Total Denmark                                                  165
                                                          ------------
    FINLAND -- 0.1%
      Metso                                    1,505                65
      Rautaruukki                                800                27
                                                          ------------
    Total Finland                                                   92
                                                          ------------
    FRANCE -- 1.0%
      Air France                               8,442               301
      BNP Paribas                              3,998               439
      CNP Assurances                             845                89
      France Telecom                             600                15
      Lafarge                                     70                 9
      Societe Generale                           215                36
      Total                                      924                62
      Vivendi                                  5,750               218
                                                          ------------
    Total France                                                 1,169
                                                          ------------
    GERMANY -- 0.8%
      Allianz SE                                 967               180
      Balda                                      129                 1
      BASF                                       211                19


12                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
  GERMANY -- CONTINUED
      Commerzbank                                230      $          8
      Deutsche Boerse                            834               135
      Deutsche Lufthansa                       2,286                53
      E.ON                                       155                19
      Heidelberger Druckmaschinen              1,634                74
      MAN                                      2,738               244
      Salzgitter                               1,713               184
      ThyssenKrupp                             1,360                50
                                                          ------------
    Total Germany                                                  967
                                                          ------------
    HONG KONG -- 0.4%
      ASM Pacific Technology                   1,948                10
      China Resources Enterprise              24,000                56
      CNOOC                                  158,000               133
      Esprit Holdings                          5,000                48
      Hong Kong Exchanges and
         Clearing                             10,000                79
      Lee & Man Paper
      Manufacturing                           18,000                36
      Orient Overseas
      International                            2,200                10
      Shanghai Real Estate                   130,000                33
      Television Broadcasts                    6,000                34
      Vtech Holdings                           3,326                17
                                                          ------------
    Total Hong Kong                                                456
                                                          ------------
    INDONESIA -- 0.2%
      Astra International                     42,000                62
      Bakrie and Brothers*                 2,531,000                43
      Bank Niaga                             576,000                55
      Bank Rakyat Indonesia                  114,000                61
      Ramayana Lestari Sentosa               660,000                61
                                                          ------------
    Total Indonesia                                                282
                                                          ------------
    ITALY -- 0.6%
      ENI                                     15,980               484
      Fondiaria-Sai                            3,694               164
      Milano Assicurazioni                     8,780                68
                                                          ------------
    Total Italy                                                    716
                                                          ------------
    JAPAN -- 2.1%
      ABILIT                                     900                 4
      All Nippon Airways                      13,000                51
      Bosch                                    1,034                 6
      Brother Industries                       2,000                25
      Canon                                    9,600               513
      Central Japan Railway                       39               420
      Century Leasing System                     900                12
      Chiba Bank                               2,000                18
      Fuji Heavy Industries                   17,000                98
      Fujikura                                 8,000                85
      Fujitsu Frontech                           200                 2
      Haseko*                                  1,500                 5
      Nippon Oil                              10,000                75
      Nissan Diesel Motor                     12,000                38
      Pacific Metals                           3,000                26
      Pioneer                                  2,500                40
      SBI Holdings                                93                34
      Seiko                                    5,000                35
      Shin-Etsu Chemical                         700                46
      Sumisho Lease                              700                42
      Sumitomo Metal Mining                   26,000               342
      Suzuki Motor                             8,100               229
      Tokyo Electron                           1,900               142


Description                                 Shares         Value (000)
--------------------------------------------------------------------------------
    JAPAN -- CONTINUED
      Toshiba TEC                              2,000      $         10
      Towa Real Estate
         Development*                          6,000                35
      Toyota Boshoku                           4,400                95
      Yamaha Motor                             4,700               128
      Yamato Kogyo                             2,300                51
      Yamazen                                  2,000                13
                                                          ------------
    Total Japan                                                  2,620
                                                          ------------
    MALAYSIA -- 0.0%
      Transmile Group                          8,000                28
                                                          ------------
    Total Malaysia                                                  28
                                                          ------------
    MEXICO -- 0.1%
      Corp GEO SA de CV, Ser B*               24,000               111
                                                          ------------
    Total Mexico                                                   111
                                                          ------------
    NETHERLANDS -- 1.0%
      ABN AMRO Holding                           135                 4
      Aegon                                    4,106                76
      Akzo Nobel                                  73                 4
      Heineken                                 1,281                58
      ING Groep                               11,609               514
      Royal Dutch Shell, Cl A                 15,783               549
      Royal KPN*                                 300                 4
                                                          ------------
    Total Netherlands                                            1,209
                                                          ------------
    NEW ZEALAND -- 0.2%
      Air New Zealand                        142,647               139
      Telecom Corp of New Zealand             32,264               100
                                                          ------------
    Total New Zealand                                              239
                                                          ------------
    NORWAY -- 0.1%
      Statoil ASA                              4,800               122
                                                          ------------
    Total Norway                                                   122
                                                          ------------
    PHILIPPINES -- 0.1%
      Ayala                                    4,400                43
      Jollibee Foods                          53,000                42
      Universal Robina                       132,000                57
                                                          ------------
    Total Philippines                                              142
                                                          ------------
    Russia -- 0.1%
      Evraz Group                              2,600                67
                                                          ------------
    Total Russia                                                    67
                                                          ------------
    SINGAPORE -- 0.1%
      Singapore Airlines                       8,000                78
      Singapore Telecommunications            46,550                79
      United Test and Assembly
         Center*                               8,000                 4
                                                          ------------
    Total Singapore                                                161
                                                          ------------
    SOUTH AFRICA -- 0.0%
      Standard Bank Group                      3,200                38
                                                          ------------
    Total South Africa                                              38
                                                          ------------
    SOUTH KOREA -- 0.4%
      Daegu Bank                               6,800               112

13                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



Description                                 Shares         Value (000)
-------------------------------------------------------------------------------
    SOUTH KOREA -- CONTINUED
      Hanmi Pharm                              1,000      $        112
      Korea Investment Holdings                1,010                48
      Korean Reinsurance                       5,652                64
      MegaStudy                                  350                43
      NHN*                                       240                24
      Shinsegae                                  140                81
                                                          ------------
    Total South Korea                                              484
                                                          ------------
    SPAIN -- 1.1%
      Acciona                                    611               108
      ACS Actividades Cons y Serv              1,002                50
      Banco Bilbao Vizcaya
         Argentaria                            5,854               141
      Banco Santander Central
         Hispano                              32,766               567
      Fomento de Construcciones y
         Contratas                             1,202               105
      Telefonica                              16,273               313
                                                          ------------
    Total Spain                                                  1,284
                                                          ------------
    SWEDEN -- 0.4%
      JM                                       5,068               100
      Nordea Bank                             31,000               426
                                                          ------------
    Total Sweden                                                   526
                                                          ------------
    SWITZERLAND -- 0.4%
      Actelion*                                  799               134
      Zurich Financial Services*               1,663               411
                                                          ------------
    Total Switzerland                                              545
                                                          ------------
    THAILAND -- 0.2%
      Amata                                   68,000                29
      Bangkok Bank                            34,000               111
      Italian-Thai Development               370,000                63
                                                          ------------
    Total Thailand                                                 203
                                                          ------------
    UNITED KINGDOM -- 1.8%
      Antofagasta                             44,225               427
      Ashtead Group                            6,039                16
      AstraZeneca                              4,935               291
      Aviva                                      300                 4
      BHP Billiton                             6,529               126
      British Airways*                         6,354                56
      British Energy Group*                   10,394                83
      BT Group                                16,356                87
      CSR*                                       604                 9
      Hays                                    12,193                34
      HBOS                                     6,800               141
      HSBC Holdings                              900                17
      International Power                      7,500                48
      J Sainsbury                             25,720               192
      Kazakhmys                                3,354                77
      Marks & Spencer Group                    3,507                44
      Michael Page International               5,146                40
      Next                                       527                19
      Resolution                               5,510                65
      Royal Dutch Shell, Cl B                  4,999               180
      SABMiller                                3,000                58
      Sage Group                                 687                 3
      Scottish & Southern Energy               3,100                78
      Scottish Power                             396                 5
      Shire                                      400                 7


                                         Shares/Face
Description                              Amount (000)      Value (000)
--------------------------------------------------------------------------------
    UNITED KINGDOM -- CONTINUED
      Sportingbet                             17,204      $         16
      Standard Chartered                       1,099                31
      Tesco                                    1,784                13
      Ultra Electronics Holdings                 700                15
                                                          ------------
    Total United Kingdom                                         2,182
                                                          ------------
Total Foreign Common Stock
  (Cost $13,839)                                                16,257
                                                          ------------

FOREIGN PREFERRED STOCK -- 0.2%
    GERMANY -- 0.2%
      Porsche                                    224               262
      ProSiebenSat.1 Media                     1,181                35
                                                          ------------
    Total Germany                                                  297
                                                          ------------
Total Foreign Preferred Stock
  (Cost $268)                                                      297
                                                          ------------

INVESTMENT COMPANIES -- 0.1%
    INDEX FUND-MIDCAP -- 0.1%
      iShares Russell Midcap
         Value Index Fund                        500                71
                                                          ------------
Total Index Fund-Midcap                                             71
                                                          ------------
    INDEX FUND-SMALL CAP -- 0.0%
      ishares Russell 2000 Growth
         Index Fund                          525                    40
                                                          ------------
Total Index Fund-Small Cap                                          40
                                                          ------------
Total Investment Companies
  (Cost $104)                                                      111
                                                          ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 11.3% Federal Home Loan
    Mortgage
      Corporation
      6.500%, 04/01/35                    $       13                 1
      6.000%, 08/01/36                           854               859
      6.000%, 08/01/29                            31                31
      6.000%, 09/01/36                           807               813
      5.875%, 03/21/11                            40                41
      5.500%, 09/01/17                            75                76
      5.500%, 09/01/19                            71                71
      5.500%, 08/01/20                           318               319
      5.500%, 02/01/21                           238               239
      5.500%, 02/01/21                            14                14
      5.500%, 05/01/21                            57                57
      5.500%, 09/01/21                           229               229
      5.500%, 10/01/34                            90                90
      5.500%, 01/01/35                            41                40
      5.500%, 02/01/35                           235               233
      5.500%, 03/01/35                            81                80
      5.500%, 06/01/35                           445               440
      5.250%, 02/24/11                           325               326
      5.250%, 11/03/09 (D)                       600               602
      5.000%, 10/16/09                           260               260
      5.000%, 02/01/19                            27                27
      5.000%, 07/01/19                            73                72
      5.000%, 05/01/20                           402               396
      5.000%, 07/01/20                           220               217
      5.000%, 10/01/20                           306               301


14                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)




                                            Face
Description                              Amount (000)      Value (000)
--------------------------------------------------------------------------------

U.S.   GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
        5.000%, 12/01/20                  $      201      $        198
    Federal National Mortgage                     64                69
      Association
      6.500%, 03/01/35                             2                 2
      6.500%, 05/01/36                           339               346
      6.500%, 05/01/36                           638               651
      6.250%, 02/01/11                           400               418
      6.000%, 01/01/29                            89                90
      6.000%, 07/01/36                           254               256
      6.000%, 07/01/36                           863               868
      6.000%, 07/01/36                           305               307
      6.000%, 08/01/36                            44                44
      6.000%, 08/01/36                           286               286
      5.500%, 03/01/20                            86                86
      5.500%, 03/01/35                           243               241
      5.500%, 06/01/35                           307               303
      5.500%, 07/01/35                           432               427
      5.500%, 09/01/35                            17                17
      5.500%, 10/01/35                            14                13
      5.500%, 12/01/35                         1,358             1,343
      5.500%, 01/01/36                           315               311
      5.500%, 03/01/36                           321               317
      5.500%, 04/01/36                           177               175
      5.125%, 01/02/14                            95                95
      5.000%, 04/01/19                            94                93
      5.000%, 10/01/19                           115               114
      5.000%, 09/01/20                           125               123
      5.000%, 08/01/34                           229               228
      4.500%, 09/01/35                           372               349
                                                          ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $13,775)                                                13,814
                                                          ------------

CORPORATE BONDS -- 10.5%
    Abbott Laboratories
      5.600%, 05/15/11                            45                46
    Advanta Capital Trust, Ser B,
       Callable: 12/17/06 @ 104.50
      8.990%, 12/17/26                            75                76
    Ahern Rentals,
       Callable: 08/15/09 @ 104.63
      9.250%, 08/15/13                            60                62
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                            50                54
    Allied Waste North America,
      Ser B
      8.500%, 12/01/08                           150               158
    America Movil
      6.375%, 03/01/35                            25                24
    American General Finance, Ser
      G MTN
      5.375%, 09/01/09                            90                90
    Ameriprise Financial
      5.350%, 11/15/10                            85                85
    Amerisourcebergen
      5.875%, 09/15/15                           100                98
    Amgen
      4.000%, 11/18/09                            40                39
    AOL Time Warner
      7.700%, 05/01/32                            60                68
      6.875%, 05/01/12                           130               138
    Appalachian Power
      5.550%, 04/01/11                           110               111


                                             Face
Description                              Amount (000)      Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    AT&T Wireless
      8.750%, 03/01/31                    $       75      $         98
      7.875%, 03/01/11                            90                99
    Avnet
      6.625%, 09/15/16                           200               205
    Bank of America
      5.375%, 08/15/11                           275               278
    Bank One
      5.900%, 11/15/11                            80                82
      5.250%, 01/30/13                           145               145
    Baxter
      5.900%, 09/01/16                            60                62
    BCPLU Crystal US Holdings
      144A,
       Callable: 06/15/09 @ 104.81
      9.625%, 06/15/14                            50                55
    Beazer Homes USA,
       Callable: 04/15/07 @ 104.19
       8.375%, 04/15/12                           60                61
    Canadian National Railway
      5.800%, 06/01/16                           125               130
    Canadian Natural Resources
      6.000%, 08/15/16                           190               193
    Carnival
      3.750%, 11/15/07                            70                69
    Cascades,
       Callable: 02/15/08 @ 103.63
      7.250%, 02/15/13                            70                69
    Caterpillar
      6.050%, 08/15/36                            35                37
    Caterpillar Financial Services
      5.050%, 12/01/10                           150               150
    Chesapeake Energy,
       Callable: 06/15/09 @ 103.75
      7.500%, 06/15/14                            85                87
    Chesapeake Energy,
       6.500%, 08/15/17                          150               141
    ChevronTexaco
      3.500%, 09/17/07                           220               217
    Chubb
      4.934%, 11/16/07                           160               159
    Cisco Systems
      5.500%, 02/22/16                           160               162
      5.250%, 02/22/11                            60                60
    Clayton Williams Energy,
       Callable: 08/01/06 @ 103.88
      7.750%, 08/01/13                            60                55
    Columbus Southern Power, Ser C
      5.500%, 03/01/13                            80                80
    Comcast
      7.625%, 02/15/08                            30                31
      5.900%, 03/15/16                           160               161
      5.300%, 01/15/14                            60                59
    ConocoPhillips Canada
      5.625%, 10/15/16                           150               152
    CRH America
      6.000%, 09/30/16                            35                35
    DaimlerChrysler
      4.750%, 01/15/08                            45                45
    Deluxe, Ser B
      3.500%, 10/01/07                           170               166
    Deutsche Telekom
      8.000%, 06/15/10                            90                98


15                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)




                                            Face
Description                              Amount (000)      Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Drummond 144A,
       Callable: 02/15/11 @ 103.69
      7.375%, 02/15/16                    $      125      $        119
    E*Trade Financial,
       Callable: 12/01/10 @ 103.94
      7.875%, 12/01/15                            90                95
    Echostar DBS 144A
      7.125%, 02/01/16                           200               195
    Energy Transfer Partners
      6.125%, 02/15/17                           155               157
    ERP Operating
      5.125%, 03/15/16                            75                73
    Federal Express
      5.500%, 08/15/09                            60                60
    Ford Motor Credit
      7.375%, 10/28/09                           200               195
    FPL Group Capital
      5.625%, 09/01/11                            55                56
      5.551%, 02/16/08                            40                40
    FTI Consulting, 144A,                         50                56
       Callable: 10/01/11 @ 103.88
      7.750%, 10/01/16                             2                 2
    General Cable,
       Callable: 11/15/07 @ 104.75
      9.500%, 11/15/10                           100               106
    General Electric Capital, MTN,
       Callable: 9/22/09 @ 100.00
      5.720%, 08/22/11                           130               131
    General Electric Capital, Ser
      A MTN
      4.375%, 03/03/12                            90                87
    General Motors Acceptance
      7.000%, 02/01/12                            65                65
    Gregg Appliances,
       Callable: 02/01/09 @ 104.50
      9.000%, 02/01/13                           110               102
    Hartford Financial Services
      Group
      5.663%, 11/16/08                            75                75
    HCA
      6.375%, 01/15/15                            55                44
    Hewlett-Packard
      5.750%, 12/15/06                            75                75
    Hines Nurseries,
      Callable:10/01/07@ 105.12
      10.250%, 10/01/11                           60                54
    HSBC Finance
      5.500%, 01/19/16                           115               116
      4.750%, 04/15/10                            65                64
    Hudbay Mining,
       Callable: 01/15/09 @ 104.81
      9.625%, 01/15/12                            50                55
    Intelsat, (A)
       Callable: 07/15/07 @ 100.00
      10.484%, 01/15/12                          100               101
    Interline Brands,
       Callable: 06/15/10 @ 104.06
      8.125%, 06/15/14                           150               153
    J.C. Penney,
       Callable: 04/01/07 @ 102.84
      8.125%, 04/01/27                            50                52
    John Deere Capital, MTN
      5.400%, 04/07/10                            60                60
    John Deere Capital, Ser D MTN,
       Callable: 04/01/07 @ 104.44
      4.400%, 07/15/09                            25                25

                                            Face
Description                              Amount (000)      Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    K. Hovnanian Enterprises
      8.875%, 04/01/12                    $      150      $        150
    K. Hovnanian Enterprises
      6.250%, 01/15/16                            50                45
    Lockheed Martin
      7.200%, 05/01/36                            40                48
    Masco
      6.125%, 10/03/16                           185               186
    Merrill Lynch
      5.450%, 07/15/14                           145               146
    Metlife
      5.375%, 12/15/12                            60                61
      5.000%, 06/15/15                           145               141
    MGM Mirage
      6.625%, 07/15/15                            45                43
      5.875%, 02/27/14                            55                50
    Midamerican Energy Holdings
      5.875%, 10/01/12                           240               246
    Morgan Stanley
      4.000%, 01/15/10                           115               111
    Motorola
      8.000%, 11/01/11                            50                56
    Neenah Paper,
       Callable: 11/15/09 @ 103.69
      7.375%, 11/15/14                            52                49
    Nextel Communications, Ser C,
      Callable: 10/31/08 @ 103.44
      6.875%, 10/31/13                           135               138
    Norampac, Ser E,
       Callable: 06/01/08 @ 103.38
      6.750%, 06/01/13                            75                72
    Northwest Pipeline
      7.000%, 06/15/16                           200               207
    Omnicare,
       Callable 12/15/09 @ 103.38
      6.750%, 12/15/13                           185               181
    Pemex Project
      8.500%, 02/15/08                           185               192
    PNC Funding
      4.200%, 03/10/08                           140               138
    Prologis Trust
      7.100%, 04/15/08                            35                36
    Prudential Financial MTN
      3.750%, 05/01/08                            45                44
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                            40                39
    PSE&G Power
      7.750%, 04/15/11                           120               130
      6.950%, 06/01/12                            60                64
    PSI Energy
      6.050%, 06/15/16                            45                46
    Puget Sound Energy
      6.274%, 03/15/37                            40                41
    PXRE,
       Callable: 02/01/07 @ 104.18
      8.850%, 02/15/27                            35                41
    Quebecor World Capital 144A,
       Callable 03/15/11 @ 104.38
      8.750%, 03/15/16                           150               144
    Qwest
      8.875%, 03/15/12                           100               110
    Qwest 144A
      7.500%, 10/01/14                           100               105


16                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



                                            Face
Description                              Amount (000)      Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Residential Capital 144A (A),
       Callable 04/17/07 @ 100.00
      7.337%, 04/17/09                    $      170      $        170
    Rogers Cable
      6.750%, 03/15/15                            30                30
    Rogers Wireless,
       Callable: 12/15/06 @ 104.00
      8.000%, 12/15/12                            30                32
    SBC Communications
      5.100%, 09/15/14                           170               166
    Schering-Plough
      6.750%, 12/01/33                            85                95
    Shell International
      5.625%, 06/27/11                           120               123
    SLM
      5.450%, 04/25/11                           150               151
    Stater Brothers Holdings,0
       Callable: 06/15/08 @ 104.06
      8.125%, 06/15/12                            50                50
    Station Casinos,
       Callable 08/15/11 @ 102.91
      7.750%, 08/15/16                            90                92
    STATS ChipPAC,
       Callable: 11/15/08 @ 103.38
      6.750%, 11/15/11                            75                73
    Telecom Italia Capital
      4.000%, 11/15/08                           100                97
    TFM Sa De Cv,
       Callable: 05/01/09 @ 104.69
      9.375%, 05/01/12                            50                53
    Town Sports International,
       Callable: 04/15/07 @ 104.81
      9.625%, 04/15/11                            26                27
    Toys R Us
      7.875%, 04/15/13                            50                42
    Union Pacific
      3.875%, 02/15/09                           285               277
    Universal City Florida, (A)
        Callable: 11/01/06 @
      103.00
       10.239%, 05/01/10                          30                31
    Uno Restaurant 144A,
       Callable 02/15/08 @ 110.00
      10.000%, 02/15/11                           25                20
    Verizon Global
      4.000%, 01/15/08                            60                59
    Verizon Wireless Capital
      5.375%, 12/15/06                            80                80
    Verso Paper Holdings 144A,
      Callable: 08/01/11 @ 105.69
      11.375%, 08/01/16                          170               173
    Wachovia MTN
      5.700%, 08/01/13                           185               190
    Wal-mart Stores
      4.550%, 05/01/13                            75                73
    Washington Mutual Financial
      6.875%, 05/15/11                            55                59
    Weatherford International
      6.500%, 08/01/36                            30                31
    Wellpoint
      3.750%, 12/14/07                            40                39
    Weyerhaeuser
      5.950%, 11/01/08                            20                20
    Wyeth
      5.500%, 02/01/14                            80                80


                                            Face
Description                              Amount (000)       Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Xcel Energy
      7.000%, 12/01/10                    $      170      $        180
    Xerox Capital Trust I,
       Callable 02/01/07 @ 102.45
      8.000%, 02/01/27                           150               153
                                                          ------------
Total Corporate Bonds
  (Cost $12,806)                                                12,827
                                                          ------------

U.S. TREASURY OBLIGATIONS -- 8.8%
    U.S. Treasury Bond
      5.375%, 02/15/31                           855               928
      4.500%, 02/15/36                           540               521
    U.S. Treasury Note
      4.875%, 08/15/09                           135               136
      4.875%, 05/31/08                           315               316
      4.875%, 07/31/11                         1,090             1,104
      4.875%, 08/15/16                         1,874             1,913
      4.625%, 08/31/11                           600               601
      3.375%, 09/15/09                           760               735
      3.875%, 07/31/07                            60                59
      3.875%, 07/15/10                         3,252             3,176
      2.875%, 11/30/06                         1,320             1,317
                                                          ------------
Total U.S. Treasury Obligations
  (Cost $10,773)                                                10,806
                                                          ------------

FOREIGN BONDS -- 1.2%
    Canada (CAD)
      5.750%, 06/01/33                           120               136
      5.250%, 06/01/13                           139               133
    Citigroup (JPY)
      2.400%, 10/31/25                         8,000                66
    Deutschland Republic (EUR)
      3.750%, 07/04/13                           199               255
      5.000%, 07/04/12                            90               122
      3.750%, 01/04/15                            91               117
       3.500%, 01/04/16                          110               138
    Netherlands Government (EUR)
      4.250%, 07/15/13                            95               125
    United Kingdom Gilt (GBP)
      4.000%, 09/07/16                           220               402
                                                          ------------
Total Foreign Bonds
  (Cost $1,456)                                                  1,494
                                                          ------------

COMMERCIAL MORTGAGES -- 1.2%
    Bear Stearns Commercial
       Mortgage, Ser 2004-PWR5,
       Cl A4
       4.831%, 07/11/42                  $       145               142
    Bear Stearns Commercial
       Mortgage, Ser
       2006-PW13,    Cl A4
       5.540%, 09/11/41                          325               331
    Bear Stearns Commercial
       Mortgage, Ser 2006-T22,
       Cl A2
       5.634%, 04/12/38                          260               264



17                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



                                            Face
Description                              Amount (000)      Value (000)
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGES -- CONTINUED
    Bear Stearns Commercial
       Mortgage, Ser 2005-T20,
       Cl A2
       5.127%, 10/12/42                   $      220      $        220
    Citigroup Commercial
       Mortgage, Ser 2004-C2, Cl A3
       4.389%, 10/15/41                          270               260
    JP Morgan Chase CMO,
       Ser 2005-LDP1, Cl A2
       4.625%, 03/15/46                          150               148
    JP Morgan Chase Commercial
       Mortgage, Ser 2004-CBX,
       Cl A4
       4.529%, 01/12/37                           70                68
                                                          ------------
Total Commercial Mortgages
   (Cost $1,424)                                                 1,433
                                                          ------------

ASSET-BACKED SECURITY -- 0.0%
      Home Equity Loans -- 0.0%
      Residential Asset Mortgage
      Program, Ser 2004-RS12,
      Cl AI2
      3.767%, 02/25/27                            16                17
                                                          ------------
Total Asset-Backed Security
  (Cost $17)                                                        17
                                                          ------------

MORTGAGE RELATED -- 1.7%
    Banc of America Mortgage CMO,
      Ser 2004-8, Cl 3A1
      5.250%, 10/25/19                           457               453
    Bear Stearns ARM CMO,
      Ser 2005-11, Cl 2A1
      4.509%, 12/25/35                           284               281
    Chase Mortgage Finance CMO,
      Ser 2004-S1, Cl A3
      5.500%, 02/25/19                            13                14
    Chase Mortgage Finance CMO,
      Ser 2006-A1, Cl 4a1
      6.072%, 09/25/36                           343               344
    Countrywide Home Loans CMO,
      Ser 2005-HYB8, Cl 2A1
      5.376%, 12/20/35                           230               230
    JP Morgan Mortgage Trust CMO,
      Ser 2006-A,  Cl 3A2
      6.000%, 06/25/36                           112               112
    Prime Mortgage Trust CMO,
      Ser 2005-2, Cl 1A3
      5.250%, 07/25/20                           351               349
    Wells Fargo CMO, Ser 2006-11,
      Cl A8
      6.000%, 09/25/36                           331               331
                                                          ------------
Total Mortgage Related
  (Cost $2,114)                                                  2,114
                                                          ------------


                                       Face Amount (000)
Description                                 Shares         Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.0%
  Deutsche Bank, 5.240%, dated
    10/31/06, to be repurchased on
    11/01/06, repurchase price
    $3,731,539 (collateralized by
    various U.S. Government
    obligations, par values ranging
    from $1,735,000 to $6,132,000,
    rates from 0.000% to 3.840%,
    maturity from 10/07/08 to
    08/15/27; total market value
    $3,808,042) (C)                       $    3,731      $      3,731
                                                          ------------
Total Repurchase Agreement
  (Cost $3,731)                                                  3,731
                                                          ------------

WARRANTS -- 0.1%
      Alpha Networks 144A,
         expires 4/27/09 (B)*                  7,045                 6
      Indiabulls Financial
         Services 144A, expires
         6/15/09 (B)*                          4,300                41
      LVRCL Infrastructures &
         Projects 144A, expires
         11/17/08 (B)*                         6,000                38
      Nicholas Piramal India
         144A, expires 10/26/08
         (B)*                                  8,000                40
      Test-Rite International
         144A, expires 3/30/09
         (B)*                                100,679                52
                                                          ------------
Total Warrants
  (Cost $166)                                                      177
                                                          ------------

Total Investments -- 99.8%
  (Cost $113,479)                                              122,489
                                                          ------------

Other Assets and Liabilities, Net -- 0.2% +                        234
                                                          ------------

Total Net Assets -- 100.0%                                $    122,723
                                                          ============

*    Non-income producing security.
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2006, the value of these securities amounted to $1,745 (000), representing 1.4% of the net assets of the Fund.
(A) -- Floating Rate Security -- The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006.
(B) -- Securities fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. At October 31, 2006, the total value of these securities was $177
     (000), representing 0.1% of the total net assets of the Fund.
(C)  -- Tri-party repurchase agreement
(D)  -- Security purchased on a when-issued basis.
ADR  -- American Depositary Receipt
ARM  -- Adjustable Rate Mortgage
B2B  -- Business to Business
CAD  -- Canadian Dollar
Cl   -- Class
CMO  -- Collateralized Mortgage Obligation
EUR  -- Euro
GBP  -- British Pound
GDR  -- Global Depositary Receipt



18                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)




HMO  -- Health Maintenance Organization
ISP -- Internet Service Provider
JPY -- Japanese Yen
MTN  -- Medium-Term Note
R&D-- Research and Development
REITs -- Real Estate Investment Trusts
S&L  -- Savings and Loan
Ser  -- Series
Cost figures are shown with "000's" omitted.
Amounts shown as "--" are either $0 or have been rounded to $0.

+ At October 31, 2006, the tax basis cost of the Fund's investments was $113,478,507, and the unrealized appreciation and depreciation were $10,182,547 and $(1,172,428), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
















19                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2006 (Unaudited)



As of October 31, 2006, the Fund had the following forward foreign currency contracts outstanding:
--------------------------------------------------------------------------------

                                                                                         Unrealized
    Settlement                                                                          Appreciation/
       Date                Currency to Deliver           Currency to Receive           (Depreciation)
------------------- ------ --------------------- ------ -----------------------  -----------------------
        12/13/2006   GBP                136,831   AUD                  345,963            $       6,432
        12/13/2006   EUR                 23,282   CAD                   33,040                     (309)
        12/13/2006   USD                 16,335   CAD                   18,159                     (136)
        12/13/2006   EUR                     77   DKK                      574                       --
        12/13/2006   USD                109,497   DKK                  640,951                      510
        12/13/2006   AUD                 62,285   EUR                   36,616                   (1,323)
        12/13/2006   GBP                148,102   EUR                  219,622                   (1,652)
        12/13/2006   NOK                629,008   EUR                   76,077                      825
        12/13/2006   USD              2,686,949   EUR                2,106,965                    8,216
        12/13/2006   USD                 26,587   EUR                   20,888                      133
        12/13/2006   USD                583,926   GBP                  309,243                    6,123
        12/13/2006   EUR                531,724   JPY               78,695,141                   (2,997)
        12/13/2006   USD                893,472   JPY              103,821,494                      (94)
        12/13/2006   EUR                 49,477   NOK                  413,730                      177
        12/13/2006   USD                 50,549   NOK                  327,962                     (239)
        12/13/2006   USD                 59,943   NZD                   91,476                    1,145
        12/13/2006   EUR                107,716   SEK                  999,229                    1,039
        12/13/2006   AUD                262,563   USD                  196,397                   (6,627)
        12/13/2006   SEK                582,027   USD                   80,119                     (744)
                                                                                          --------------
                                                                                     TOTAL       $10,479
                                                                                          ==============


AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- U.S. Dollar












20                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 61.6%
    ADVERTISING SERVICES -- 0.1%
      Getty Images*                          930  $        40
      Inventiv Health*                     2,150           61
                                                  -----------
    Total Advertising Services                            101
                                                  -----------
    AEROSPACE/DEFENSE -- 1.1%
      Boeing                              14,361        1,147
      Empresa Brasileira de
         Aeronautica ADR                   3,400          141
      Rockwell Collins                     9,550          555
      Teledyne Technologies*               1,630           68
                                                  -----------
    Total Aerospace/Defense                             1,911
                                                  -----------
    AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
      Alliant Techsystems*                 3,150          243
      BE Aerospace*                       10,280          260
      Curtiss-Wright                       3,350          113
      DRS Technologies                     1,350           60
      Goodrich                             1,325           59
                                                  -----------
    Total Aerospace/Defense-Equipment                     735
                                                  -----------
    AGRICULTURAL CHEMICALS -- 0.7%
      Agrium                               8,500          238
      CF Industries Holdings               5,250          104
      Monsanto                            18,420          815
                                                  -----------
    Total Agricultural Chemicals                        1,157
                                                  -----------
    AGRICULTURAL OPERATIONS -- 0.3%
      Archer-Daniels-Midland              11,478          442
      Tejon Ranch*                         2,380          115
                                                  -----------
    Total Agricultural Operations                         557
                                                  -----------
    AIRLINES -- 0.2%
      AMR*                                 7,100          201
      Republic Airways Holdings*           4,150           74
      UAL*                                 1,290           47
                                                  -----------
    Total Airlines                                        322
                                                  -----------
    APPLICATIONS SOFTWARE -- 0.3%
      American Reprographics*              1,950           69
      Citrix Systems*                      2,345           69
      Microsoft                            3,017           87
      Nuance Communications*              13,085          151
      Satyam Computer Services ADR         6,410          142
                                                  -----------
    Total Applications Software                           518
                                                  -----------
    AUDIO/VIDEO PRODUCTS -- 0.1%
      Harman International                 1,350          138
                                                  -----------
    Total Audio/Video Products                            138
                                                  -----------
    AUTO-CARS/LIGHT TRUCKS -- 0.1%
      General Motors                       2,446           85
                                                  -----------
    Total Auto-Cars/Light Trucks                           85
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    AUTO-MEDIUM & HEAVY DUTY TRUCKS-- 0.0%
      Force Protection*                    1,520  $        11
                                                  -----------
    Total Auto-Medium & Heavy Duty Trucks                  11
                                                  -----------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.0%
      Amerigon*                            3,098           27
                                                  -----------
    Total Auto/Truck Parts & Equipment-Original            27
                                                  -----------
    B2B/E-COMMERCE -- 0.0%
      webMethods*                          4,450           33
                                                  -----------
    Total B2B/E-Commerce                                   33
                                                  -----------
    BEVERAGES-NON-ALCOHOLIC -- 0.2%
      Coca-Cola Enterprises               14,200          284
                                                  -----------
    Total Beverages-Non-Alcoholic                         284
                                                  -----------
    BREWERY -- 0.3%
      Anheuser-Busch                       1,139           54
      Cia Cervecerias Unidas ADR           5,000          138
      Grupo Modelo ADR, Cl C               1,600           77
      Molson Coors Brewing, Cl B           3,500          249
                                                  -----------
    Total Brewery                                         518
                                                  -----------
    BROADCAST SERVICES/PROGRAMMING-- 0.2%
      Grupo Televisa ADR                  12,000          296
      Nexstar Broadcasting
         Group,     Cl A*                 29,070          111
                                                  -----------
    Total Broadcast Services/Programming                  407
                                                  -----------
    BUILDING PRODUCTS-AIR & HEATING-- 0.0%
      AAON                                 2,550           60
                                                  -----------
    Total Building Products-Air & Heating                  60
                                                  -----------
    BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.1%
      Eagle Materials                        500           19
      Martin Marietta Materials            1,400          123
                                                  -----------
    Total Building Products-Cement/Aggregate              142
                                                  -----------
    BUILDING PRODUCTS-LIGHT FIXTURES-- 0.2%
      Genlyte Group*                       4,250          328
                                                  -----------
    Total Building Products-Light Fixtures                328
                                                  -----------
    BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                1,650           40
      Washington Group
         International*                    1,250           71
                                                  -----------
    Total Building-Heavy Construction                     111
                                                  -----------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.1%
      Williams Scotsman
         International*                    4,050           95
                                                  -----------
    Total Building-Mobile Home/Manufactured
    Housing                                                95
                                                  -----------
    BUILDING-RESIDENTIAL/COMMERCIAL-- 0.1%
      Levitt, Cl A                         6,580           85
      Orleans Homebuilders                 1,800           21
                                                  -----------
    Total Building-Residential/Commercial                 106
                                                  -----------


1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    CABLE TV -- 0.1%
      Mediacom
         Communications, Cl A*            29,245  $       244
                                                  -----------
    Total Cable TV                                        244
                                                  -----------
    CASINO HOTELS -- 0.2%
      Harrah's Entertainment               1,178           88
      MGM Mirage*                          6,940          298
                                                  -----------
    Total Casino Hotels                                   386
                                                  -----------
    CASINO SERVICES -- 0.1%
      International Game
      Technology                           3,170          135
                                                  -----------
    Total Casino Services                                 135
                                                  -----------
    CELLULAR TELECOMMUNICATIONS -- 0.8%
      American Movil ADR, Ser L            1,800           77
      NII Holdings*                       17,405        1,132
      Turkcell Iletism ADR                15,418          223
                                                  -----------
    Total Cellular Telecommunications                   1,432
                                                  -----------
    CHEMICALS-DIVERSIFIED -- 0.3%
      E.I. du Pont de Nemours              4,800          220
      Nova Chemicals                       5,500          161
      Olin                                 5,435           94
                                                  -----------
    Total Chemicals-Diversified                           475
                                                  -----------
    CHEMICALS-SPECIALTY -- 0.3%
      Ashland                              3,800          225
      Hercules*                            9,900          180
      Terra Industries*                    9,100           85
                                                  -----------
    Total Chemicals-Specialty                             490
                                                  -----------
    CIRCUIT BOARDS -- 0.0%
      Park Electrochemical                 2,530           78
                                                  -----------
    Total Circuit Boards                                   78
                                                  -----------
    COAL -- 0.1%
      Arch Coal                              420           14
      Consol Energy                        5,500          195
                                                  -----------
    Total Coal                                            209
                                                  -----------
    COMMERCIAL BANKS NON-US -- 0.1%
      Banco Bradesco ADR                   1,900           68
      ICICI Bank ADR                       4,300          151
                                                  -----------
    Total Commercial Banks Non-US                         219
                                                  -----------
    COMMERCIAL BANKS-CENTRAL US -- 0.2%
      Bank Mutual                          9,100          110
      First Busey                          2,200           50
      Heartland Financial USA              2,000           57
      Irwin Financial                      4,050           90
      Oak Hill Financial                   1,200           32
      Old Second Bancorp                   2,000           61
                                                  -----------
    Total Commercial Banks-Central US                     400
                                                  -----------
    COMMERCIAL BANKS-EASTERN US -- 0.1%
      Independent Bank                     3,100          104
      North Fork Bancorporation              102            3
      Signature Bank*                      1,350           41


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    COMMERCIAL BANKS-EASTERN US-- CONTINUED
      Yardville National Bancorp           1,750  $        69
                                                  -----------
    Total Commercial Banks-Eastern US                     217
                                                  -----------
    COMMERCIAL BANKS-SOUTHERN US -- 0.4%
      Colonial BancGroup                  10,950          261
      Compass Bancshares                   5,400          304
      Eurobancshares*                      2,950           28
      Oriental Financial Group             3,800           45
                                                  -----------
    Total Commercial Banks-Southern US                    638
                                                  -----------
    COMMERCIAL BANKS-WESTERN US -- 0.3%
      Americanwest Bancorporation          2,700           56
      Centennial Bank Holdings*            4,750           46
      Community Bancorp*                     925           27
      Glacier Bancorp                      1,500           52
      ITLA Capital                         1,700           97
      Silver State Bancorp*                1,900           47
      Sterling Financial                   2,750           91
      SVB Financial Group*                 2,340          108
                                                  -----------
    Total Commercial Banks-Western US                     524
                                                  -----------
    COMMERCIAL SERVICES -- 0.2%
      Arbitron                             2,430          102
      ChoicePoint*                         1,770           64
      CoStar*                              1,275           60
      Exlservice Holdings*                   793           17
      PeopleSupport*                       2,516           49
      Providence Service*                  3,050           84
                                                  -----------
    Total Commercial Services                             376
                                                  -----------
    COMMERCIAL SERVICES-FINANCE -- 0.0%
      Wright Express*                      2,765           76
                                                  -----------
    Total Commercial Services-Finance                      76
                                                  -----------
    COMPUTER AIDED DESIGN -- 0.0%
      Parametric Technology*               3,300           65
                                                  -----------
    Total Computer Aided Design                            65
                                                  -----------
    COMPUTER SERVICES -- 0.7%
      Ceridian*                            6,900          163
      Cognizant Technology
         Solutions, Cl A*                 10,150          764
      Kanbay International*                1,389           40
      Manhattan Associates*                   10           --
      Perot Systems, Cl A*                 9,080          134
      Unisys*                              3,430           22
                                                  -----------
    Total Computer Services                             1,123
                                                  -----------
    COMPUTERS -- 1.5%
      Apple Computer*                     10,800          876
      Hewlett-Packard                     34,363        1,331
      International Business
      Machines                             3,325          307
      Rackable Systems*                    2,700           84
                                                  -----------
    Total Computers                                     2,598
                                                  -----------
    COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      Kronos*                                850           29
      NCR*                                 5,131          213
                                                  -----------
    Total Computers-Integrated Systems                    242
                                                  -----------

2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    COMPUTERS-MEMORY DEVICES -- 0.2%
      Hutchinson Technology*               1,850  $        43
      Network Appliance*                   3,160          115
      Seagate Technology                   8,700          196
      Simpletech*                          7,100           62
                                                  -----------
    Total Computers-Memory Devices                        416
                                                  -----------
    COMPUTERS-PERIPHERAL EQUIPMENT-- 0.0%
      Logitech International*                570           15
                                                  -----------
    Total Computers-Peripheral Equipment                   15
                                                  -----------
    CONSULTING SERVICES -- 0.2%
      Corporate Executive Board            1,575          141
      Forrester Research*                  1,100           35
      Huron Consulting Group*                850           34
      LECG*                                3,150           62
                                                  -----------
    Total Consulting Services                             272
                                                  -----------
    CONSUMER PRODUCTS-MISCELLANEOUS-- 0.1%
      Central Garden & Pet*                2,050          103
      Kimberly-Clark                         439           29
                                                  -----------
    Total Consumer Products-Miscellaneous                 132
                                                  -----------
    CONTAINERS-PAPER/PLASTIC -- 0.2%
      Sealed Air                           4,250          253
                                                  -----------
    Total Containers-Paper/Plastic                        253
                                                  -----------
    COSMETICS & TOILETRIES -- 0.0%
      Avon Products                          659           20
      Elizabeth Arden*                     2,850           50
                                                  -----------
    Total Cosmetics & Toiletries                           70
                                                  -----------
    CRUISE LINES -- 0.2%
      Carnival                             6,414          313
                                                  -----------
    Total Cruise Lines                                    313
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 0.1%
      Dun & Bradstreet*                      755           58
      Fair Isaac                             540           20
      MasterCard, Cl A                       250           19
      MoneyGram International              1,280           44
      NAVTEQ*                                275            9
                                                  -----------
    Total Data Processing/Management                      150
                                                  -----------
    DIAGNOSTIC EQUIPMENT -- 0.0%
      Gen-Probe*                           1,230           59
                                                  -----------
    Total Diagnostic Equipment                             59
                                                  -----------
    DIAGNOSTIC KITS -- 0.1%
      Inverness Medical
      Innovations*                         1,750           66
      Quidel*                              4,625           72
                                                  -----------
    Total Diagnostic Kits                                 138
                                                  -----------
    DIALYSIS CENTERS -- 0.1%
      DaVita*                                855           48
      Dialysis Corporation of
         America*                          3,290           44
                                                  -----------
    Total Dialysis Centers                                 92
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                              895  $        73
                                                  -----------
    Total Disposable Medical Products                      73
                                                  -----------
    DISTRIBUTION/WHOLESALE -- 0.2%
      Beacon Roofing Supply*               2,630           52
      Bell Microproducts*                 16,480          111
      Fastenal                             2,825          114
      Pool                                 2,985          122
                                                  -----------
    Total Distribution/Wholesale                          399
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS-- 0.8%
      3M                                   1,600          126
      Dover                                  980           46
      ESCO Technologies*                   2,824          123
      Honeywell International              6,297          265
      Illinois Tool Works                  7,608          365
      Trinity Industries                     412           15
      Tyco International                  10,637          313
                                                  -----------
    Total Diversified Manufacturing Operations          1,253
                                                  -----------
    DIVERSIFIED MINERALS -- 0.1%
      Cia Vale do Rio Doce ADR             4,100          104
                                                  -----------
    Total Diversified Minerals                            104
                                                  -----------
    DIVERSIFIED OPERATIONS-- 0.0%
      Resource America, Cl A               2,950           68
                                                  -----------
    Total Diversified Operations                           68
                                                  -----------
    DRUG DELIVERY SYSTEMS -- 0.0%
      Conor Medsystems*                    1,030           25
      Noven Pharmacuticals*                1,200           27
                                                  -----------
    Total Drug Delivery Systems                            52
                                                  -----------
    E-COMMERCE/PRODUCTS -- 0.0%
      Submarino GDR 144A                   1,600           65
                                                  -----------
    Total E-Commerce/Products                              65
                                                  -----------
    E-COMMERCE/SERVICES -- 0.0%
      Expedia*                             3,420           56
                                                  -----------
    Total E-Commerce/Services                              56
                                                  -----------
    E-MARKETING/INFO -- 0.0%
      Digitas*                             4,550           48
                                                  -----------
    Total E-Marketing/Info                                 48
                                                  -----------
    E-SERVICES/CONSULTING -- 0.0%
      Keynote Systems*                     6,530           71
                                                  -----------
    Total E-Services/Consulting                            71
                                                  -----------
    EDUCATIONAL SOFTWARE -- 0.0%
      Blackboard*                          2,600           72
                                                  -----------
    Total Educational Software                             72
                                                  -----------
    ELECTRIC PRODUCTS-MISCELLANEOUS-- 0.1%
      Emerson Electric                     2,671          225
                                                  -----------
    Total Electric Products-Miscellaneous                 225
                                                  -----------

3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    ELECTRIC-GENERATION -- 0.2%
      AES*                                15,619  $       343
                                                  -----------
    Total Electric-Generation                             343
                                                  -----------
    ELECTRIC-INTEGRATED -- 1.3%
      Alliant Energy                       7,900          303
      Centerpoint Energy                  20,900          323
      Dominion Resources                   3,000          243
      Duke Energy                         11,559          366
      Entergy                              4,971          427
      OGE Energy                           5,900          228
      PPL                                  9,300          321
      Public Service Enterprise
      Group                                   68            4
                                                  -----------
    Total Electric-Integrated                           2,215
                                                  -----------
    ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.2%
      Flextronics International*           3,615           42
      Hon Hai Precision GDR 144A          12,750          165
      International DisplayWorks*         14,470           93
                                                  -----------
    Total Electronic Components-Miscellaneous             300
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.4%
      Actel*                               2,900           48
      Broadcom, Cl A*                     17,050          516
      Diodes*                                650           29
      Freescale Semiconductor, Cl
      B*                                   4,534          178
      International Rectifier*               640           23
      MEMC Electronic Materials*           3,100          110
      Micron Technology*                  15,049          217
      Microsemi*                           1,100           22
      Nvidia*                             20,335          709
      PMC-Sierra*                          3,060           20
      QLogic*                              1,220           25
      Samsung Electronics GDR 144A           700          227
      Semtech*                             3,255           42
      Silicon Laboratories*                3,300          108
      Skyworks Solutions*                 10,900           72
                                                  -----------
    Total Electronic Components-Semiconductors          2,346
                                                  -----------
    ELECTRONIC DESIGN AUTOMATION -- 0.1%
      Synplicity*                         22,330          146
                                                  -----------
    Total Electronic Design Automation                    146
                                                  -----------
    ELECTRONIC FORMS -- 0.5%
      Adobe Systems*                      21,240          812
                                                  -----------
    Total Electronic Forms                                812
                                                  -----------
    ELECTRONIC MEASURING INSTRUMENTS-- 0.0%
      Analogic                             1,100           61
                                                  -----------
    Total Electronic Measuring Instruments                 61
                                                  -----------
    ELECTRONIC PARTS DISTRIBUTION -- 0.0%
      Avnet*                               3,150           75
                                                  -----------
    Total Electronic Parts Distribution                    75
                                                  -----------
    ENGINEERING/R&D SERVICES -- 0.2%
      Fluor                                1,732          136
      Shaw Group*                          2,650           70
      Stanley*                             1,850           32


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    ENGINEERING/R&D SERVICES -- CONTINUED
      URS*                                 2,100  $        85
                                                  -----------
    Total Engineering/R&D Services                        323
                                                  -----------
    ENTERPRISE SOFTWARE/SERVICES -- 0.5%
      BMC Software*                        6,300          191
      Concur Technologies*                 1,900           30
      Lawson Software*                    22,945          175
      Open Text*                           4,150           75
      Packeteer*                           5,580           62
      Sybase*                             10,500          256
                                                  -----------
    Total Enterprise Software/Services                    789
                                                  -----------
    ENTERTAINMENT SOFTWARE -- 0.2%
      Activision*                          9,086          140
      Electronic Arts*                       700           37
      THQ*                                 2,500           75
                                                  -----------
    Total Entertainment Software                          252
                                                  -----------
    FIDUCIARY BANKS -- 0.2%
      Northern Trust                       4,700          276
                                                  -----------
    Total Fiduciary Banks                                 276
                                                  -----------
    FILTRATION/SEPARATION PRODUCTS-- 0.1%
      Clarcor                              3,950          129
                                                  -----------
    Total Filtration/Separation Products                  129
                                                  -----------
    FINANCE-CONSUMER LOANS -- 0.7%
      Encore Capital Group*                6,820           95
      First Marblehead                     2,365          160
      Nelnet, Cl A*                        1,320           39
      Portfolio Recovery
      Associates*                          1,845           86
      SLM                                 15,159          738
                                                  -----------
    Total Finance-Consumer Loans                        1,118
                                                  -----------
    FINANCE-CREDIT CARD -- 0.2%
      Capital One Financial                3,684          292
                                                  -----------
    Total Finance-Credit Card                             292
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER-- 1.4%
      Citigroup                            8,404          422
      Greenhill                            1,080           73
      JPMorgan Chase                      21,371        1,014
      Merrill Lynch                        8,268          723
      TD Ameritrade Holding                6,210          102
                                                  -----------
    Total Finance-Investment Banker/Broker              2,334
                                                  -----------
    FINANCE-MORTGAGE LOAN/BANKER -- 0.4%
      Fannie Mae                          12,592          746
                                                  -----------
    Total Finance-Mortgage Loan/Banker                    746
                                                  -----------
    FINANCE-OTHER SERVICES -- 0.3%
      Asset Acceptance Capital*           11,260          201
      CBOT Holdings, Cl A*                   660           98
      GFI Group*                             675           39
      International Securities
         Exchange                            775           40
      Nasdaq Stock Market*                 3,960          141
                                                  -----------
    Total Finance-Other Services                          519
                                                  -----------


4                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
    FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                1,620  $       135
      MGIC Investment                      3,311          195
                                                  -----------
    Total Financial Guarantee Insurance                   330
                                                  -----------
    FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          6,850          287
                                                  -----------
    Total Food-Dairy Products                             287
                                                  -----------
    FOOD-MISCELLANEOUS/DIVERSIFIED-- 0.1%
      ConAgra Foods                        6,514          170
                                                  -----------
    Total Food-Miscellaneous/Diversified                  170
                                                  -----------
    FOOD-RETAIL -- 0.0%
      Great Atlantic & Pacific Tea           950           26
                                                  -----------
    Total Food-Retail                                      26
                                                  -----------
    FORESTRY -- 0.2%
      Plum Creek Timber                    8,500          306
                                                  -----------
    Total Forestry                                        306
                                                  -----------
    GAMBLING (NON-HOTEL) -- 0.1%
      Pinnacle Entertainment*              3,100           94
                                                  -----------
    Total Gambling (Non-Hotel)                             94
                                                  -----------
    GAS-DISTRIBUTION -- 0.2%
      Energen                              5,800          249
      Peoples Energy                         730           32
      WGL Holdings                           810           26
                                                  -----------
    Total Gas-Distribution                                307
                                                  -----------
    GOLD MINING -- 0.2%
      Goldcorp                             4,200          110
      Randgold Resources ADR*             11,200          254
                                                  -----------
    Total Gold Mining                                     364
                                                  -----------
    GOLF -- 0.0%
      Callaway Golf                        1,850           25
                                                  -----------
    Total Golf                                             25
                                                  -----------
    HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                          1,715          121
                                                  -----------
    Total Hazardous Waste Disposal                        121
                                                  -----------
    HEALTH CARE COST CONTAINMENT -- 0.3%
      McKesson                             9,202          461
                                                  -----------
    Total Health Care Cost Containment                    461
                                                  -----------
    HOTELS & MOTELS -- 0.2%
      InterContinental Hotels ADR          2,260           44
      Marriott International, Cl A         6,092          255
      Starwood Hotels & Resorts
         Worldwide                         1,294           77
                                                  -----------
    Total Hotels & Motels                                 376
                                                  -----------
    HUMAN RESOURCES -- 0.7%
      Hewitt Associates, Cl A*             9,700          243
      Hudson Highland Group*               4,860           57
      Kenexa*                              2,059           66


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    HUMAN RESOURCES --CONTINUED
      Labor Ready*                         1,800  $        31
      Manpower                             2,300          156
      Monster Worldwide*                  14,395          583
                                                  -----------
    Total Human Resources                               1,136
                                                  -----------
    IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.0%
      Symbol Technologies                  1,790           27
                                                  -----------
    Total Identification Systems/Development               27
                                                  -----------
    IMPORT/EXPORT -- 0.0%
      Castle Brands*                       2,400           16
                                                  -----------
    Total Import/Export                                    16
                                                  -----------
    INDEPENDENT POWER PRODUCER -- 0.1%
      Mirant*                              1,000           29
      Reliant Energy*                      4,480           57
                                                  -----------
    Total Independent Power Producer                       86
                                                  -----------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Cognex                               1,180           27
                                                  -----------
    Total Industrial Automation/Robot                      27
                                                  -----------
    INDUSTRIAL GASES -- 0.4%
      Air Products & Chemicals               525           37
      Praxair                             11,420          688
                                                  -----------
    Total Industrial Gases                                725
                                                  -----------
    INSTRUMENTS-CONTROLS-- 0.1%
      Watts Water Technologies,
      Cl A                                 4,270          159
                                                  -----------
    Total Instruments-Controls                            159
                                                  -----------
    INSTRUMENTS-SCIENTIFIC -- 0.1%
      PerkinElmer                          9,800          209
                                                  -----------
    Total Instruments-Scientific                          209
                                                  -----------
    INSURANCE BROKERS -- 0.3%
      AON                                  7,184          250
      Brown & Brown                       10,500          307
                                                  -----------
    Total Insurance Brokers                               557
                                                  -----------
    INTERNET APPLICATION SOFTWARE -- 0.1%
      DealerTrack Holdings*                2,216           57
      Vocus*                               2,775           45
                                                  -----------
    Total Internet Application Software                   102
                                                  -----------
    INTERNET CONNECTIVE SERVICES -- 0.1%
      Cogent Communications Group*         4,150           59
      Redback Networks*                    1,800           28
                                                  -----------
    Total Internet Connective Services                     87
                                                  -----------
    INTERNET INFRASTRUCTURE EQUIPMENT-- 0.0%
      Avocent*                               885           33
                                                  -----------
    Total Internet Infrastructure Equipment                33
                                                  -----------
    INTERNET INFRASTRUCTURE SOFTWARE-- 0.1%
      F5 Networks*                         1,510          100
      Opsware*                             3,125           29

5                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    INTERNET INFRASTRUCTURE SOFTWARE-- CONTINUED
      Radware*                             5,900  $        86
                                                  -----------
    Total Internet Infrastructure Software                215
                                                  -----------
    INTERNET SECURITY -- 0.1%
      Checkfree*                           1,385           55
      Ipass*                               8,160           43
      Symantec*                            1,506           30
                                                  -----------
    Total Internet Security                               128
                                                  -----------
    INTIMATE APPAREL -- 0.0%
      Tefron                               1,673           19
                                                  -----------
    Total Intimate Apparel                                 19
                                                  -----------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.2%
      Affiliated Managers Group*           1,625          163
      Legg Mason                           1,375          124
                                                  -----------
    Total Investment Management/Advisory Services         287
                                                  -----------
    LASERS-SYSTEMS/COMPONENTS -- 0.1%
      Electro Scientific
      Industries*                          6,020          120
                                                  -----------
    Total Lasers-Systems/Components                       120
                                                  -----------
    LIFE/HEALTH INSURANCE -- 0.3%
      China Life Insurance ADR             1,400          118
      Cigna                                2,700          316
      KMG America*                        11,005           84
                                                  -----------
    Total Life/Health Insurance                           518
                                                  -----------
    MACHINE TOOLS & RELATED PRODUCTS-- 0.2%
      Kennametal                           4,300          265
                                                  -----------
    Total Machine Tools & Related Products                265
                                                  -----------
    MACHINERY-CONSTRUCTION & MINING-- 0.5%
      Caterpillar                          9,950          604
      JLG Industries                       3,900          108
      Terex*                               3,100          160
                                                  -----------
    Total Machinery-Construction & Mining                 872
                                                  -----------
    MACHINERY-ELECTRIC -- 0.1%
      Franklin Electric                    1,900          102
                                                  -----------
    Total Machinery-Electric                              102
                                                  -----------
    MACHINERY-GENERAL INDUSTRY -- 0.1%
      Gardner Denver*                      1,100           37
      Manitowoc                            1,800           99
                                                  -----------
    Total Machinery-General Industry                      136
                                                  -----------
    MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*            1,315           49
                                                  -----------
    Total Machinery-Print Trade                            49
                                                  -----------
    MEDICAL IMAGING SYSTEMS -- 0.0%
      Vital Images*                        1,100           34
                                                  -----------
    Total Medical Imaging Systems                          34
                                                  -----------
    MEDICAL INFORMATION SYSTEMS -- 0.2%
      Allscripts Healthcare
      Solutions*                           1,900           45
      Eclipsys*                            1,650           35


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    MEDICAL INFORMATION SYSTEMS-- CONTINUED
      IMS Health                           2,985  $        83
      Per-Se Technologies*                 3,000           73
      Phase Forward*                       2,500           35
                                                  -----------
    Total Medical Information Systems                     271
                                                  -----------
    MEDICAL INSTRUMENTS -- 0.6%
      Cambridge Heart*                    32,780           95
      Conceptus*                           4,000           79
      Datascope                            2,300           83
      Natus Medical*                       8,480          141
      St. Jude Medical*                   12,930          444
      Symmetry Medical*                    5,670           89
                                                  -----------
    Total Medical Instruments                             931
                                                  -----------
    MEDICAL LABS & TESTING SERVICES-- 0.2%
      Covance*                             1,800          105
      Laboratory Corp of America
         Holdings*                         3,100          213
                                                  -----------
    Total Medical Labs & Testing Services                 318
                                                  -----------
    MEDICAL PRODUCTS -- 0.6%
      Baxter International                 6,125          282
      Becton Dickinson                       220           15
      Haemonetics*                         1,050           48
      Henry Schein*                        2,605          129
      Johnson & Johnson                    4,969          335
      PSS World Medical*                   2,500           50
      Syneron Medical*                     1,620           42
      Vital Signs                          1,350           76
      West Pharmaceutical Services         1,400           59
                                                  -----------
    Total Medical Products                              1,036
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.2%
      Amgen*                               6,670          506
      Barrier Therapeutics*               21,900          154
      Cambrex                              3,400           79
      Celgene*                             3,080          165
      Enzon Pharmaceuticals*               4,060           35
      Genzyme*                             9,700          655
      Integra LifeSciences
      Holdings*                            1,800           66
      Invitrogen*                          1,040           60
      Keryx Biopharmaceuticals*            3,400           48
      Medimmune*                             810           26
      Nektar Therapeutics*                 2,000           29
      Orchid Cellmark*                     6,160           20
      PDL BioPharma*                       4,765          101
                                                  -----------
    Total Medical-Biomedical/Genetic                    1,944
                                                  -----------
    MEDICAL-DRUGS -- 1.2%
      Adams Respiratory
         Therapeutics*                     3,650          157
      Allergan                             2,480          286
      Angiotech Pharmaceuticals*          13,460          128
      Bristol-Myers Squibb                12,742          315
      Dr. Reddy's Laboratories ADR         7,000          118
      Forest Laboratories*                 5,490          269
      Pfizer                              16,703          445
      Santarus*                            7,175           55
      Schering-Plough                      5,990          133
      Wyeth                                3,896          199
                                                  -----------
    Total Medical-Drugs                                 2,105
                                                  -----------

6                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    MEDICAL-GENERIC DRUGS -- 0.3%
      Barr Pharmaceuticals*                  745  $        39
      Perrigo                              6,825          122
      Teva Pharmaceutical
         Industries ADR                    9,500          314
      Zentiva GDR                          1,300           74
                                                  -----------
    Total Medical-Generic Drugs                           549
                                                  -----------
    MEDICAL-HMO -- 0.6%
      Humana*                              1,666          100
      UnitedHealth Group                   9,070          442
      WellPoint*                           6,311          482
                                                  -----------
    Total Medical-HMO                                   1,024
                                                  -----------
    MEDICAL-HOSPITALS -- 0.0%
      HCA                                    273           14
      United Surgical Partners*            1,000           25
                                                  -----------
    Total Medical-Hospitals                                39
                                                  -----------
    MEDICAL-OUTPATIENT/HOME MEDICAL-- 0.1%
      Lincare Holdings*                    2,780           93
      Radiation Therapy Services*          3,550          106
                                                  -----------
    Total Medical-Outpatient/Home Medical                 199
                                                  -----------
    MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.5%
      AmerisourceBergen                    4,800          226
      Cardinal Health                     10,067          659
                                                  -----------
    Total Medical-Wholesale Drug Distributors             885
                                                  -----------
    METAL PROCESSORS & FABRICATORS-- 0.3%
      Commercial Metals                    9,500          253
      Ladish*                              1,415           44
      Precision Castparts                  2,480          169
                                                  -----------
    Total Metal Processors & Fabricators                  466
                                                  -----------
    METAL-COPPER -- 0.1%
      Phelps Dodge                         1,920          193
                                                  -----------
    Total Metal-Copper                                    193
                                                  -----------
    METAL-DIVERSIFIED-- 0.3%
      Freeport-McMoRan Copper &
         Gold, Cl B                        9,149          553
                                                  -----------
    Total Metal-Diversified                               553
                                                  -----------
    MISCELLANEOUS MANUFACTURING -- 0.0%
      Aptargroup                             730           40
                                                  -----------
    Total Miscellaneous Manufacturing                      40
                                                  -----------
    MULTI-LINE INSURANCE -- 1.4%
      Allstate                             6,286          386
      American International Group        10,710          719
      Cincinnati Financial                 5,900          269
      Hartford Financial Services
         Group                             2,690          234
      Loews                                9,908          386
      XL Capital, Cl A                     4,804          339
                                                  -----------
    Total Multi-Line Insurance                          2,333
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
------------------------------------------------------------

    MULTIMEDIA -- 0.4%
      Entravision
         Communications,   Cl A*           8,195  $        60
      Gemstar-TV Guide
         International*                   30,900          108
      Walt Disney                         16,033          504
                                                  -----------
    Total Multimedia                                      672
                                                  -----------
    NETWORKING PRODUCTS -- 0.2%
      Acme Packet*                         1,814           31
      Atheros Communications*              2,600           57
      Foundry Networks*                    5,955           75
      Netgear*                             8,150          219
                                                  -----------
    Total Networking Products                             382
                                                  -----------
    NON-FERROUS METALS -- 0.3%
      Cameco                              11,760          413
      USEC                                 3,540           40
                                                  -----------
    Total Non-Ferrous Metals                              453
                                                  -----------
    NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      Allied Waste Industries*             3,960           48
      WCA Waste*                          14,110           91
                                                  -----------
    Total Non-Hazardous Waste Disposal                    139
                                                  -----------
    OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Pitney Bowes                         1,780           83
                                                  -----------
    Total Office Automation & Equipment                    83
                                                  -----------
    OFFICE SUPPLIES & FORMS -- 0.2%
      Avery Dennison                       4,700          297
                                                  -----------
    Total Office Supplies & Forms                         297
                                                  -----------
    OIL & GAS DRILLING -- 0.3%
      Atlas America*                       1,800           86
      Diamond Offshore Drilling              750           52
      Nabors Industries*                   5,900          182
      Pioneer Drilling*                    2,700           36
      Pride International*                 1,045           29
      Rowan                                1,075           36
      Todco*                               2,660           91
                                                  -----------
    Total Oil & Gas Drilling                              512
                                                  -----------
    OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.7%
      ATP Oil & Gas*                         700           30
      Berry Petroleum, Cl A                  875           26
      Cabot Oil and Gas                      800           42
      Comstock Resources*                  1,600           45
      Denbury Resources*                   1,830           53
      Forest Oil*                            900           29
      Mariner Energy*                      1,160           23
      Newfield Exploration*                4,300          175
      Pogo Producing                         565           25
      Southwestern Energy*                16,440          585
      Stone Energy*                        2,280           89
      Ultra Petroleum*                     1,120           60
                                                  -----------
    Total Oil Companies-Exploration & Production        1,182
                                                  -----------
    OIL COMPANIES-INTEGRATED -- 2.0%
      BP ADR                               2,474          166
      Chevron                              1,861          125

7                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    OIL COMPANIES-INTEGRATED -- CONTINUED
      ConocoPhillips                       6,712  $       404
      Exxon Mobil                         16,881        1,206
      Hess                                 4,300          182
      LUKOIL ADR                           1,400          113
      Marathon Oil                         3,535          306
      Occidental Petroleum                 9,424          442
      PetroChina ADR*                        400           44
      Petroleo Brasileiro ADR              3,700          329
      Surgutneftegaz ADR                   1,800          113
                                                  -----------
    Total Oil Companies-Integrated                      3,430
                                                  -----------
    OIL FIELD MACHINERY & EQUIPMENT-- 0.2%
      Dresser-Rand Group*                  2,575           56
      Grant Prideco*                       1,625           61
      Lone Star Technologies*              1,400           68
      Metretek Technologies*               2,150           28
      National Oilwell Varco*              1,900          115
                                                  -----------
    Total Oil Field Machinery & Equipment                 328
                                                  -----------
    OIL REFINING & MARKETING -- 0.2%
      Frontier Oil                         4,400          129
      Tesoro                               3,800          243
                                                  -----------
    Total Oil Refining & Marketing                        372
                                                  -----------
    OIL-FIELD SERVICES -- 0.5%
      Hanover Compressor*                  2,060           38
      Helix Energy Solutions*              4,300          139
      Hercules Offshore*                   2,650           94
      Hornbeck Offshore Services*          2,200           79
      Key Energy Services*                 2,500           35
      Seacor Holdings*                       900           81
      Superior Energy Services*            3,500          110
      Tetra Technologies*                  1,250           32
      Tidewater                              750           37
      W-H Energy Services*                 2,925          137
                                                  -----------
    Total Oil-Field Services                              782
                                                  -----------
    PAPER & RELATED PRODUCTS -- 0.4%
      Abitibi-Consolidated                74,760          186
      Bowater                              4,190           88
      Caraustar Industries*               13,610          147
      Klabin ADR                           2,400           52
      Neenah Paper                         3,420          126
      Smurfit-Stone Container*             6,080           65
                                                  -----------
    Total Paper & Related Products                        664
                                                  -----------
    PHARMACY SERVICES -- 0.3%
      Medco Health Solutions               8,506          455
                                                  -----------
    Total Pharmacy Services                               455
                                                  -----------
    PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*             4,200          189
                                                  -----------
    Total Physical Practice Management                    189
                                                  -----------
    PHYSICAL THERAPY/REHABILITATION CENTERS-- 0.1%
      Psychiatric Solutions*               3,235          107
                                                  -----------
    Total Physical Therapy/Rehabilitation Centers         107
                                                  -----------
    PIPELINES -- 0.3%
      El Paso                              4,720           65


DESCRIPTION                            SHARES      VALUE (000)
------------------------------------------------------------

    PIPELINES -- CONTINUED
      National Fuel Gas                    7,150  $       267
      Questar                              3,050          249
                                                  -----------
    Total Pipelines                                       581
                                                  -----------
    PLATINUM -- 0.0%
      Stillwater Mining*                   2,950           32
                                                  -----------
    Total Platinum                                         32
                                                  -----------
    POWER CONVERSION/SUPPLY EQUIPMENT-- 0.3%
      American Power Conversion           10,422          315
      Delta Electronics GDR                8,925          126
                                                  -----------
    Total Power Conversion/Supply Equipment               441
                                                  -----------
    PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                  1,675           57
                                                  -----------
    Total Printing-Commercial                              57
                                                  -----------
    PROPERTY/CASUALTY INSURANCE -- 0.6%
      Arch Capital Group*                  4,700          302
      Safeco                               5,500          320
      WR Berkley                           9,750          360
                                                  -----------
    Total Property/Casualty Insurance                     982
                                                  -----------
    PUBLISHING-BOOKS -- 0.2%
      Courier                              2,200           86
      Scholastic*                          8,085          254
                                                  -----------
    Total Publishing-Books                                340
                                                  -----------
    PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                              3,012          178
                                                  -----------
    Total Publishing-Newspapers                           178
                                                  -----------
    PUBLISHING-PERIODICALS -- 0.1%
      Playboy Enterprises, Cl B*           8,830           94
                                                  -----------
    Total Publishing-Periodicals                           94
                                                  -----------
    QUARRYING -- 0.5%
      Vulcan Materials                     9,811          799
                                                  -----------
    Total Quarrying                                       799
                                                  -----------
    RADIO -- 0.1%
      Radio One, Cl D*                    13,280           90
      Spanish Broadcasting
         System, Cl A*                    17,455           82
                                                  -----------
    Total Radio                                           172
                                                  -----------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      CB Richard Ellis Group, Cl
      A*                                  13,220          397
      Trammell Crow*                       1,225           60
                                                  -----------
    Total Real Estate Management/Services                 457
                                                  -----------
    REINSURANCE -- 0.7%
      Allied World Assurance
         Holdings                          1,320           55
      Aspen Insurance Holdings             8,570          213
      Axis Capital Holdings                1,390           46
      Endurance Specialty Holdings         4,300          153
      Everest Re Group                       260           26


8                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    REINSURANCE -- CONTINUED
      Montpelier Re Holdings              10,630  $       189
      PartnerRe                            4,150          290
      Platinum Underwriters
      Holdings                             4,170          124
                                                  -----------
    Total Reinsurance                                   1,096
                                                  -----------
    REITS-APARTMENTS-- 0.9%
      Apartment Investment &
         Management, Cl A                  5,300          304
      Archstone-Smith Trust                4,491          270
      AvalonBay Communities                1,813          238
      BRE Properties, Cl A                 1,095           72
      Camden Property Trust                1,579          127
      Equity Residential                   4,820          263
      GMH Communities Trust                5,414           76
      United Dominion Realty Trust         4,685          152
                                                  -----------
    Total REITs-Apartments                              1,502
                                                  -----------
    REITS-DIVERSIFIED -- 0.3%
      Digital Realty Trust                 3,094          103
      PS Business Parks                    1,244           82
      Vornado Realty Trust                 2,635          314
                                                  -----------
    Total REITs-Diversified                               499
                                                  -----------
    REITS-HOTELS -- 0.3%
      Ashford Hospitality Trust            9,425          121
      Host Hotels & Resorts               10,841          250
      LaSalle Hotel Properties             1,917           81
      Sunstone Hotel Investors             2,336           69
                                                  -----------
    Total REITs-Hotels                                    521
                                                  -----------
    REITS-MANUFACTURED HOMES -- 0.0%
      Equity Lifestyle Properties          1,068           53
                                                  -----------
    Total REITs-Manufactured Homes                         53
                                                  -----------
    REITS-MORTGAGES -- 0.0%
      Fieldstone Investment                2,100           17
                                                  -----------
    Total REITs-Mortgages                                  17
                                                  -----------
    REITS-OFFICE PROPERTY -- 0.9%
      Alexandria Real Estate
      Equities                             1,622          162
      American Financial Realty
      Trust                                8,050           94
      BioMed Realty Trust                  2,703           87
      Boston Properties                    6,630          708
      Columbia Equity Trust                2,911           50
      Corporate Office Properties
         Trust                             2,685          128
      Douglas Emmett*                      1,700           41
      Mack-Cali Realty                     2,007          106
      SL Green Realty                      1,187          144
                                                  -----------
    Total REITS-Office Property                         1,520
                                                  -----------
    REITS-REGIONAL MALLS -- 0.6%
      CBL & Associates Properties          6,900          302
      General Growth Properties            3,537          184
      Simon Property Group                 5,128          498
      Taubman Centers                      1,778           83
                                                  -----------
    Total REITs-Regional Malls                          1,067
                                                  -----------
    REITS-SHOPPING CENTERS -- 0.4%
      Acadia Realty Trust                  3,102           79


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    REITS-SHOPPING CENTERS -- CONTINUED
      Developers Diversified
      Realty                               2,677  $       163
      Federal Realty Investment
      Trust                                  500           40
      Kimco Realty                         4,772          212
      Regency Centers                      2,390          173
                                                  -----------
    Total REITs-Shopping Centers                          667
                                                  -----------
    REITS-STORAGE -- 0.4%
      Public Storage                       6,671          598
      U-Store-It Trust                     3,164           70
                                                  -----------
    Total REITs-Storage                                   668
                                                  -----------
    REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
      EastGroup Properties                 1,385           74
      Prologis                             4,705          297
                                                  -----------
    Total REITs-Warehouse/Industrial                      371
                                                  -----------
    RENTAL AUTO/EQUIPMENT -- 0.1%
      Avis Budget Group                    1,300           26
      H&E Equipment Services*              3,000           80
                                                  -----------
    Total Rental Auto/Equipment                           106
                                                  -----------
    RETAIL-APPAREL/SHOE -- 0.5%
      Aeropostale*                         2,850           84
      Ann Taylor Stores*                   1,500           66
      Charlotte Russe, Cl A*               1,450           40
      Children's Place Retail
         Stores*                           1,700          119
      Christopher & Banks                  2,300           62
      Claire's Stores                      8,000          227
      Footstar*                           17,030           84
      Gap                                  1,060           22
      New York*                            2,300           30
      Tween Brands*                          700           29
      Urban Outfitters*                    5,175           91
                                                  -----------
    Total Retail-Apparel/Shoe                             854
                                                  -----------
    RETAIL-ARTS & CRAFTS -- 0.0%
      AC Moore Arts & Crafts*              1,275           28
                                                  -----------
    Total Retail-Arts & Crafts                             28
                                                  -----------
    RETAIL-BUILDING PRODUCTS -- 0.4%
      Lowe's                              22,640          682
                                                  -----------
    Total Retail-Building Products                        682
                                                  -----------
    RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                      3,595          184
                                                  -----------
    Total Retail-Computer Equipment                       184
                                                  -----------
    RETAIL-CONSUMER ELECTRONICS -- 0.4%
      Best Buy                            11,338          626
                                                  -----------
    Total Retail-Consumer Electronics                     626
                                                  -----------
    RETAIL-DISCOUNT -- 0.7%
      Citi Trends*                           950           37
      Costco Wholesale                    11,980          640
      Dollar General                       8,797          124
      Target                               6,410          379
      Wal-Mart Stores                        163            8
                                                  -----------
    Total Retail-Discount                               1,188
                                                  -----------


9                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    RETAIL-DRUG STORE -- 0.5%
      CVS                                 28,120  $       882
                                                  -----------
    Total Retail-Drug Store                               882
                                                  -----------
    RETAIL-HYPERMARKETS -- 0.1%
      Wal-Mart de Mexico ADR, Cl V         3,400          118
                                                  -----------
    Total Retail-Hypermarkets                             118
                                                  -----------
    RETAIL-JEWELRY -- 0.1%
      Movado Group                         3,400           88
                                                  -----------
    Total Retail-Jewelry                                   88
                                                  -----------
    RETAIL-MAJOR DEPARTMENT STORE -- 0.2%
      Saks                                14,800          286
                                                  -----------
    Total Retail-Major Department Store                   286
                                                  -----------
    RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                              960           46
                                                  -----------
    Total Retail-Office Supplies                           46
                                                  -----------
    RETAIL-PROPANE DISTRIBUTION -- 0.1%
      Star Gas Partners*                  61,830          156
                                                  -----------
    Total Retail-Propane Distribution                     156
                                                  -----------
    RETAIL-REGIONAL DEPARTMENT STORE-- 0.4%
      Dillards, Cl A                       5,100          154
      Kohl's*                              8,560          604
                                                  -----------
    Total Retail-Regional Department Store                758
                                                  -----------
    RETAIL-RESTAURANTS -- 0.5%
      Cheesecake Factory*                  1,220           34
      Chipotle Mexican Grill, Cl
      A*                                     550           33
      Panera Bread, Cl A*                  1,465           91
      Starbucks*                          16,780          633
                                                  -----------
    Total Retail-Restaurants                              791
                                                  -----------
    RETAIL-SPORTING GOODS -- 0.2%
      Dick's Sporting Goods*               2,990          149
      Hibbett Sporting Goods*              2,400           70
      Zumiez*                              1,050           34
                                                  -----------
    Total Retail-Sporting Goods                           253
                                                  -----------
    RETAIL-VIDEO RENTAL -- 0.1%
      Blockbuster, Cl A*                  41,490          163
                                                  -----------
    Total Retail-Video Rental                             163
                                                  -----------
    RETIREMENT/AGED CARE -- 0.0%
      Sunrise Senior Living*               2,300           72
                                                  -----------
    Total Retirement/Aged Care                             72
                                                  -----------
    S&L/THRIFTS-CENTRAL US -- 0.1%
      Citizens First Bancorp               1,950           57
      Franklin Bank*                       3,000           61
      MAF Bancorp                          2,800          121
                                                  -----------
    Total S&L/Thrifts-Central US                          239
                                                  -----------
    S&L/THRIFTS-EASTERN US -- 0.5%
      Brookline Bancorp                    3,950           53
      Clifton Savings Bancorp              3,250           38


DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    S&L/THRIFTS-EASTERN US -- CONTINUED
      Dime Community Bancshares            6,200  $        86
      Flushing Financial                   5,100           90
      Investors Bancorp*                   6,400           95
      KNBT Bancorp                         5,550           95
      NewAlliance Bancshares               8,790          136
      Northwest Bancorp                    2,000           54
      Partners Trust Financial
      Group                                1,500           17
      Provident Financial Services         2,500           46
      Provident New York Bancorp           7,800          110
                                                  -----------
    Total S&L/Thrifts-Eastern US                          820
                                                  -----------
    S&L/THRIFTS-SOUTHERN US -- 0.1%
      BankUnited Financial, Cl A           3,150           85
                                                  -----------
    Total S&L/Thrifts-Eastern US                           85
                                                  -----------
    S&L/THRIFTS-WESTERN US -- 0.5%
      PFF Bancorp                          3,150           98
      Provident Financial Holdings         2,950           89
      Washington Federal                  10,225          238
      Washington Mutual                    8,262          349
                                                  -----------
    Total S&L/Thrifts-Western US                          774
                                                  -----------
    SATELLITE TELECOM -- 0.1%
      Loral Space &
      Communications*                      3,420           99
                                                  -----------
    Total Satellite Telecom                                99
                                                  -----------
    SCHOOLS -- 0.2%
      Devry*                               1,084           26
      ITT Educational Services*            2,925          202
      Strayer Education                      450           51
                                                  -----------
    Total Schools                                         279
                                                  -----------
    SEISMIC DATA COLLECTION -- 0.0%
      Seitel*                             17,700           61
                                                  -----------
    Total Seismic Data Collection                          61
                                                  -----------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.4%
      Anadigics*                           4,925           40
      Chipmos Technologies*               12,120           71
      Cypress Semiconductor*               6,910          116
      Integrated Device
      Technology*                         14,065          223
      Standard Microsystems*               1,725           53
      United Microelectronics ADR         60,332          183
                                                  -----------
    Total Semiconductor Components-Integrated
         Circuits                                         686
                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 0.2%
      Brooks Automation*                   7,300          104
      Cabot Microelectronics*              3,100           88
      Credence Systems*                   13,140           42
      Mattson Technology*                  4,900           48
                                                  -----------
    Total Semiconductor Equipment                         282
                                                  -----------
    SOFTWARE TOOLS -- 0.0%
      Borland Software*                    8,340           46
                                                  -----------
    Total Software Tools                                   46
                                                  -----------


10                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    STEEL PIPE & TUBE -- 0.0%
      Mueller Water Products, Cl A         5,160  $        82
                                                  -----------
    Total Steel Pipe & Tube                                82
                                                  -----------
    STEEL-PRODUCERS -- 0.1%
      Evraz Group GDR  144A                  800           20
      Nucor                                2,100          123
                                                  -----------
    Total Steel-Producers                                 143
                                                  -----------
    STEEL-SPECIALTY -- 0.1%
      Allegheny Technologies               1,369          108
                                                  -----------
    Total Steel-Specialty                                 108
                                                  -----------
    SUPER-REGIONAL BANKS-US -- 0.7%
      Bank of America                     13,288          716
      Wachovia                               166            9
      Wells Fargo                         10,691          388
                                                  -----------
    Total Super-Regional Banks-US                       1,113
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT -- 0.5%
      CommScope*                             550           18
      Comverse Technology*                30,285          659
      Plantronics                          8,205          173
                                                  -----------
    Total Telecommunications Equipment                    850
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS-- 0.4%
      Corning*                            36,430          744
                                                  -----------
    Total Telecommunications Equipment-Fiber
    Optics                                                744
                                                  -----------
    TELECOMMUNICATIONS SERVICES -- 0.5%
      Amdocs*                              9,730          377
      Cbeyond*                             2,100           64
      Global Crossing*                     3,600           88
      Iowa Telecommunications
         Services                          1,030           21
      Mastec*                              7,390           81
      Time Warner
         Telecommunications, Cl A*         9,350          186
                                                  -----------
    Total Telecommunications Services                     817
                                                  -----------
    TELEPHONE-INTEGRATED -- 0.8%
      AT&T                                 1,097           38
      BellSouth                            6,536          295
      General Communication, Cl A*         4,600           60
      IDT, Cl B*                           6,500           84
      Philippine Long Distance
         Telephone ADR                     3,100          148
      Sprint Nextel                       13,065          244
      Verizon Communications              12,980          480
                                                  -----------
    Total Telephone-Integrated                          1,349
                                                  -----------
    TELEVISION-- 0.1%
      Sinclair Broadcast Group,
      Cl A                                26,730          241
                                                  -----------
    Total Television                                      241
                                                  -----------
    THERAPEUTICS -- 0.6%
      CV Therapeutics*                     2,450           32
      Gilead Sciences*                    13,610          938
      Medicines*                           2,430           63


DESCRIPTION                            SHARES      VALUE (000)
-------------------------------------------------------------------------------

    THERAPEUTICS -- CONTINUED
      Theravance*                          1,400  $        44
                                                  -----------
    Total Therapeutics                                  1,077
                                                  -----------
    TOBACCO -- 1.0%
      Altria Group                        10,897          886
      Imperial Tobacco ADR                 6,793          485
      UST                                  5,121          274
                                                  -----------
    Total Tobacco                                       1,645
                                                  -----------
    TOOLS-HAND HELD -- 0.2%
      Stanley Works                        5,808          277
                                                  -----------
    Total Tools-Hand Held                                 277
                                                  -----------
    TOYS -- 0.1%
      Mattel                              10,406          236
                                                  -----------
    Total Toys                                            236
                                                  -----------
    TRANSACTIONAL SOFTWARE -- 0.0%
      VeriFone Holdings*                   2,175           64
                                                  -----------
    Total Transactional Software                           64
                                                  -----------
    TRANSPORT-EQUIPMENT & LEASING -- 0.1%
      GATX                                 2,660          116
      Greenbrier                           1,990           75
                                                  -----------
    Total Transport-Equipment & Leasing                   191
                                                  -----------
    TRANSPORT-MARINE -- 0.1%
      American Commercial Lines*           1,400           90
      Tsakos Energy Navigation               627           28
                                                  -----------
    Total Transport-Marine                                118
                                                  -----------
    TRANSPORT-RAIL -- 0.5%
      Burlington Northern Santa Fe         3,715          288
      Canadian Pacific Railway             4,300          243
      CSX                                  6,700          239
                                                  -----------
    Total Transport-Rail                                  770
                                                  -----------
    TRANSPORT-SERVICES -- 0.3%
      FedEx                                3,542          406
      UTI Worldwide                        4,395          113
                                                  -----------
    Total Transport-Services                              519
                                                  -----------
    TRANSPORT-TRUCK -- 0.2%
      Forward Air                          2,450           79
      Heartland Express                    4,550           74
      Knight Transportation                3,600           66
      Landstar Systems                     1,500           70
                                                  -----------
    Total Transport-Truck                                 289
                                                  -----------
    VETERINARY DIAGNOSTICS -- 0.0%
      VCA Antech*                          2,480           80
                                                  -----------
    Total Veterinary Diagnostics                           80
                                                  -----------
    VITAMINS & NUTRITION PRODUCTS -- 0.1%
      Herbalife*                           3,040          111
                                                  -----------
    Total Vitamins & Nutrition Products                   111
                                                  -----------

11                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    WATER -- 0.1%
      California Water Service
      Group                                2,600  $       101
      Consolidated Water                   2,600           73
                                                  -----------
    Total Water                                           174
                                                  -----------
    WEB HOSTING/DESIGN -- 0.0%
      Equinix*                               650           44
      Website Pros*                        2,575           28
                                                  -----------
    Total Web Hosting/Design                               72
                                                  -----------
    WEB PORTALS/ISP -- 0.8%
      Google, Cl A*                        1,802          858
      Yahoo!*                             16,500          435
                                                  -----------
    Total Web Portals/ISP                               1,293
                                                  -----------
    WIRE & CABLE PRODUCTS -- 0.0%
      General Cable*                       1,404           53
      Superior Essex*                        800           30
                                                  -----------
    Total Wire & Cable Products                            83
                                                  -----------
    WIRELESS EQUIPMENT -- 1.2%
      American Tower, Cl A*               25,110          904
      Nokia ADR                           21,758          433
      Powerwave Technologies*              7,280           47
      Qualcomm                            15,240          555
                                                  -----------
    Total Wireless Equipment                            1,939
                                                  -----------
Total Common Stock
  (Cost $93,443)                                      103,905
                                                  -----------

FOREIGN COMMON STOCK -- 19.3%
    AUSTRALIA -- 1.7%
      CSR                                 39,307           99
      Leighton Holdings                   16,802          276
      Oxiana                             124,048          321
      Promina Group                       26,659          140
      Qantas Airways                      70,680          231
      QBE Insurance Group                  6,015          115
      Rio Tinto                           15,196          924
      Santos                              54,512          447
      Zinifex                             29,137          345
                                                  -----------
    Total Australia                                     2,898
                                                  -----------
    AUSTRIA -- 0.2%
      Andritz                                200           36
      Voestalpine                          4,508          212
                                                  -----------
    Total Austria                                         248
                                                  -----------
    BELGIUM -- 0.9%
      Belgacom                               200            8
      Colruyt                                113           20
      Dexia                               17,479          471
      Fortis                              15,722          659
      KBC Groep                            2,422          265
                                                  -----------
    Total Belgium                                       1,423
                                                  -----------
    BERMUDA -- 0.0%
      Catlin Group                         1,644           16
                                                  -----------
    Total Bermuda                                          16
                                                  -----------

DESCRIPTION                            SHARES      VALUE (000)
-------------------------------------------------------------------------------

    CANADA -- 0.4%
      EnCana                               1,800  $        86
      Husky Energy                           500           32
      IPSCO                                2,700          248
      Teck Cominco, Cl B                     100            7
      TELUS                                6,300          361
                                                  -----------
    Total Canada                                          734
                                                  -----------
    CHINA -- 0.1%
      FU JI Food and Catering
         Services Holdings                20,000           35
      Great Wall Motor                    34,000           29
      Industrial & Commercial
         Bank of China*                  185,000           83
      Shanghai Zhenhua Port
         Machinery                        43,000           41
                                                  -----------
    Total China                                           188
                                                  -----------
    DENMARK -- 0.1%
      D/S Torm A/S                           250           14
      Jyske Bank*                          1,500           89
                                                  -----------
    Total Denmark                                         103
                                                  -----------
    FINLAND -- 0.4%
      Fortum                               7,000          193
      Metso                                  900           39
      Outokumpu                            4,801          148
      Rautaruukki                            600           20
      Sampo                                9,100          197
                                                  -----------
    Total Finland                                         597
                                                  -----------
    FRANCE -- 1.2%
      Air France                           6,398          228
      Assurances Generales de
         France                              200           28
      AXA                                  1,000           38
      BNP Paribas                          6,296          691
      Credit Agricole                      3,048          130
      France Telecom                         650           17
      Societe Generale                     3,864          641
      Total                                1,060           72
      Vallourec                              955          237
                                                  -----------
    Total France                                        2,082
                                                  -----------
    GERMANY -- 1.5%
      Allianz SE                           1,636          304
      BASF                                   110           10
      Bayerische Motoren Werke             5,182          298
      Beiersdorf                           1,905          108
      Commerzbank                            545           20
      Deutsche Boerse                      1,292          209
      Deutsche Lufthansa                  31,327          724
      Deutz                                3,029           31
      MAN                                  4,647          414
      Puma AG Rudolf Dassler Sport            60           21
      Salzgitter                           3,566          383
      ThyssenKrupp                         1,779           66
                                                  -----------
    Total Germany                                       2,588
                                                  -----------


10                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    GREECE -- 0.0%
      Intracom Holdings                      990  $         7
                                                  -----------
    Total Greece                                            7
                                                  -----------
    HONG KONG -- 0.3%
      ASM Pacific Technology               7,000           36
      China Resources Enterprise          40,000           93
      CNOOC                              271,000          228
      Lee & Man Paper
      Manufacturing                       30,000           61
      Shanghai Real Estate               224,000           57
      Solomon Systech
      International                       98,000           17
      Television Broadcasts                6,000           34
      Vtech Holdings                       4,326           22
                                                  -----------
    Total Hong Kong                                       548
                                                  -----------
    INDONESIA -- 0.3%
      Astra International                 73,000          107
      Bakrie and Brothers*             4,401,000           75
      Bank Niaga                         980,000           93
      Bank Rakyat Indonesia              199,000          107
      Ramayana Lestari Sentosa         1,286,000          119
                                                  -----------
    Total Indonesia                                       501
                                                  -----------
    ITALY -- 0.6%
      Capitalia                              716            6
      ENI                                 29,773          901
      IFIL - Investments                  17,427          131
      UniCredito Italiano                  1,136            9
                                                  -----------
    Total Italy                                         1,047
                                                  -----------
    JAPAN -- 3.3%
      ABILIT                               2,300            9
      All Nippon Airways                  15,000           59
      Bosch                                4,000           23
      Canon                               19,400        1,036
      Capcom                               1,800           33
      Central Japan Railway                   75          808
      Dena                                    21           61
      Diamond Lease                        1,000           50
      Fujikura                            14,000          149
      Fujitsu Frontech                     2,500           21
      Haseko                              23,500           81
      Honda Motor                         14,100          498
      Hosiden                              2,200           24
      JFE Holdings                         6,200          249
      JFE Shoji Holdings                   2,000            8
      Kawasaki Kisen Kaisha                   75            1
      KDDI                                    75          467
      Komatsu Electronic Metals              500           20
      Marubeni                            39,000          200
      Mitsui OSK Lines                       600            5
      Mori Seiki                           2,000           42
      Nikon                                5,000          103
      Nippon Steel                        17,400           71
      Nomura Research Institute              400           58
      Pioneer                             13,600          216
      Resona Holdings                         12           36
      Santen Pharmaceutical                1,535           40
      SBI Holdings*                          175           64
      Seiko                                3,000           21
      Sumisho Lease                        2,700          161
      Sumitomo Metal Mining                3,000           39
      Suzuki Motor                        12,800          363


DESCRIPTION                            SHARES      VALUE (000)
-------------------------------------------------------------------------------

    JAPAN -- CONTINUED
      Tokyo Electron                       1,200  $        90
      Towa Real Estate
         Development*                      3,500           21
      Toyota Boshoku                       6,100          132
      UFJ Central Leasing                    300           15
      Yamaha Motor                         6,100          167
      Yamato Kogyo                         2,300           51
      Yamazen*                             2,000           13
                                                  -----------
    Total Japan                                         5,505
                                                  -----------
    MALAYSIA -- 0.0%
      Transmile Group                     17,000           59
                                                  -----------
    Total Malaysia                                         59
                                                  -----------
    MEXICO -- 0.1%
      GEO SA de CV, Ser B*                42,000          194
                                                  -----------
    Total Mexico                                          194
                                                  -----------
    NETHERLANDS -- 1.8%
      ABN AMRO Holding                       176            5
      Aegon                               18,251          335
      ASML Holding*                        4,837          111
      Heineken                               269           12
      ING Groep                           22,381          991
      Nutreco Holding                        117            7
      Royal Dutch Shell, Cl A             28,482          991
      Royal KPN                           36,139          483
      Unilever*                              684           17
                                                  -----------
    Total Netherlands                                   2,952
                                                  -----------
    NEW ZEALAND -- 0.1%
      Telecom Corp of New Zealand         54,513          169
                                                  -----------
    Total New Zealand                                     169
                                                  -----------
    PHILIPPINES -- 0.2%
      Ayala                                7,400           73
      Jollibee Foods                      91,000           72
      Universal Robina                   265,000          114
                                                  -----------
    Total Philippines                                     259
                                                  -----------
    PORTUGAL -- 0.0%
      Banco Comercial Portugues            9,600           31
                                                  -----------
    Total Portugal                                         31
                                                  -----------
    RUSSIA -- 0.1%
      Evraz Group*                         3,600           93
                                                  -----------
    Total Russia                                           93
                                                  -----------
    SINGAPORE -- 0.1%
      Cosco                               43,000           53
      Singapore
      Telecommunications*                 64,600          110
      United Overseas Bank                 5,000           57
                                                  -----------
    Total Singapore                                       220
                                                  -----------
    SOUTH AFRICA -- 0.0%
      Standard Bank Group                  5,600           66
                                                  -----------
    Total South Africa                                     66
                                                  -----------

13                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    SOUTH KOREA -- 0.5%
      Daegu Bank                          11,600  $       192
      Hanmi Pharm                          1,700          191
      Korea Investment Holdings            1,710           82
      Korean Reinsurance                   9,888          112
      MegaStudy                              600           73
      NHN*                                   490           48
      Shinsegae                              220          127
                                                  -----------
    Total South Korea                                     825
                                                  -----------
    SPAIN -- 1.2%
      Acciona                              1,112          196
      Acerinox                             6,476          152
      Banco Santander Central
         Hispano                          63,169        1,093
      Fomento de Construcciones y
         Contratas                         3,148          274
      Obrascon Huarte Lain                   900           23
      Telefonica                          16,600          319
                                                  -----------
    Total Spain                                         2,057
                                                  -----------
    SWEDEN -- 0.5%
      JM                                   2,616           51
      Lindex                               3,200           43
      Nordea Bank                         58,500          805
      Skandinaviska Enskilda
         Banken                              600           17
                                                  -----------
    Total Sweden                                          916
                                                  -----------
    SWITZERLAND -- 0.7%
      Compagnie Financiere
         Richemont*                          277           14
      Converium Holding                    3,683           47
      Credit Suisse Group                  3,360          202
      Geberit                                 10           13
      Swiss Life Holding                      80           19
      Zurich Financial Services            3,542          875
                                                  -----------
    Total Switzerland                                   1,170
                                                  -----------
    THAILAND -- 0.2%
      Amata                              119,000           51
      Bangkok Bank                        59,000          193
      Italian-Thai Development           644,000          109
                                                  -----------
    Total Thailand                                        353
                                                  -----------
    UNITED KINGDOM -- 2.8%
      Antofagasta                         69,910          674
      Ashtead Group                       34,661           94
      AstraZeneca                          6,759          398
      Aviva                                1,000           15
      Barclays                            11,605          156
      BP                                     500            6
      British Airways*                    41,173          360
      British American Tobacco             2,448           67
      BT Group                            49,208          262
      CSR*                                 3,906           56
      Dana Petroleum*                      1,931           44
      Diageo                                 664           12
      Drax Group                           7,268          113
      Gallaher Group                       8,875          151
      Halfords Group                       1,900           12
      Hays                                59,219          168
      HBOS                                 8,670          180
      HSBC Holdings                        1,533           29


                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
------------------------------------------------------------

    UNITED KINGDOM -- CONTINUED
      Imperial Tobacco Group               3,183  $       113
      International Power                 17,000          109
      Kazakhmys                            4,890          112
      Kelda Group                          1,400           23
      Marks & Spencer Group               26,450          331
      National Express*                    5,800          108
      NETeller*                           10,959           30
      Next                                   466           17
      Photo-me International*              6,000           11
      Reckitt Benckiser                      582           25
      Resolution                          50,875          602
      Rio Tinto                              500           28
      Royal Dutch Shell, Cl B              3,447          124
      Scottish & Southern Energy           3,100           78
      Sheffield Insulation                 1,600           30
      Shire                                  188            3
      Sportingbet                         10,641           10
      Standard Chartered                     685           19
      Tate & Lyle                          7,799          117
      Vodafone Group                       2,398            6
                                                  -----------
    Total United Kingdom                                4,693
                                                  -----------
Total Foreign Common Stock
  (Cost $28,049)                                       32,542
                                                  -----------

FOREIGN PREFERRED STOCK -- 0.1%
    GERMANY -- 0.1%
      Porsche                                109          128
                                                  -----------
Total Foreign Preferred Stock
  (Cost $83)                                              128
                                                  -----------

INVESTMENT COMPANIES -- 0.1%
      INDEX FUND-MID CAP -- 0.1%
      iShares Russell Midcap
         Value Index Fund                    800          113
                                                  -----------
Total Index Fund-Midcap                                   113
                                                  -----------
      INDEX FUND-SMALL CAP -- 0.0%
      ishares Russell 2000 Growth
         Index Fund                          825           64
                                                  -----------
Total Index Fund-Small Cap                                 64
                                                  -----------
Total Investment Companies
  (Cost $165)                                             177
                                                  -----------

U.S. TREASURY OBLIGATIONS -- 4.4%
    U.S. Treasury Bond
      5.375%, 02/15/31                $      730          793
      4.875%, 05/31/08                        70           70
      4.875%, 07/31/11                       425          430
      4.500%, 02/15/36                       315          304
      3.375%, 09/15/09                       425          411
    U.S. Treasury Note
      4.875%, 08/15/09                        55           56
      4.875%, 08/15/16                     1,290        1,317
      4.625%, 08/31/11                       400          401
      4.500%, 11/15/15                       275          273
      3.875%, 07/31/07                       155          154
      3.875%, 07/15/10                     2,260        2,207

14                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS-- CONTINUED
      2.875%, 11/30/06                $    1,000  $       997
                                                  -----------
Total U.S. Treasury Obligations
  (Cost $7,391)                                         7,413
                                                  -----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-- 5.5%
    Federal Home Loan Mortgage
      Corporation
      6.500%, 04/01/35                         6            7
      6.000%, 08/01/29                        10           10
      6.000%, 09/01/36                       528          532
      5.875%, 03/21/11                        25           26
      5.500%, 09/01/17                        13           13
      5.500%, 09/01/19                        50           50
      5.500%, 08/01/20                       279          280
      5.500%, 02/01/21                       238          239
      5.500%, 02/01/21                        45           45
      5.500%, 05/01/21                        85           85
      5.500%, 09/01/21                         5            5
      5.500%, 10/01/34                        23           22
      5.500%, 01/01/35                        41           40
      5.500%, 02/01/35                        75           74
      5.500%, 03/01/35                        81           81
      5.500%, 06/01/35                       269          266
      5.250%, 11/03/09                       400          402
      5.250%, 02/24/11                       225          226
      5.000%, 10/16/09                       180          180
       5.000%, 06/01/18                       52           52
      5.000%, 05/01/20                       515          507
      5.000%, 07/01/20                       282          278
      5.000%, 10/01/20                       108          106
      5.000%, 12/01/20                       128          126
    Federal National Mortgage                 47           50
      Association
      6.500%, 03/01/35                         1            1
      6.500%, 05/01/36                       277          283
      6.500%, 05/01/36                       465          474
      6.250%, 02/01/11                       275          288
      6.000%, 01/01/29                        76           77
      6.000%, 07/01/36                       324          326
      6.000%, 07/01/36                       858          863
      6.000%, 08/01/36                        59           59
      6.000%, 08/01/36                       237          237
      6.000%, 09/01/36                        99          100
      5.500%, 03/01/20                        34           34
      5.500%, 03/01/35                       101          100
      5.500%, 06/01/35                       195          193
      5.500%, 07/01/35                       656          649
      5.500%, 09/01/35                       164          162
      5.500%, 10/01/35                        14           14
      5.500%, 01/01/36                       347          344
      5.500%, 02/01/36                       185          184
      5.500%, 03/01/36                       272          269
      5.500%, 04/01/36                       186          184
      5.125%, 01/02/14                       100          100
      5.000%, 04/01/19                        80           79
      5.000%, 10/01/19                        46           45
      5.000%, 09/01/20                         4            4
      5.000%, 08/01/34                       192          191
      4.500%, 09/01/35                       302          282
                                                  -----------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $9,302)                                         9,343
                                                  -----------


                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

CORPORATE BONDS -- 3.5%
    Abbott Laboratories
      5.600%, 05/15/11                $       40  $        41
    America Movil
      6.375%, 03/01/35                        20           20
    American General Finance, Ser
      G MTN
      5.375%, 09/01/09                        70           70
    Ameriprise Financial
      5.350%, 11/15/10                        60           60
    Amgen
      4.000%, 11/18/09                        35           34
    AOL Time Warner
      7.700%, 05/01/32                        50           57
      6.875%, 05/01/12                        90           96
    Appalachian Power
      5.550%, 04/01/11                        75           75
    AT&T Wireless
      8.750%, 03/01/31                        40           52
      7.875%, 03/01/11                        65           71
    Bank of America
      5.375%, 08/15/11                       210         212
    Bank One
      5.900%, 11/15/11                        65           67
      5.250%, 01/30/13                        90           90
    Baxter
      5.900%, 09/01/16                        55           57
    Canadian National Railway
      5.800%, 06/01/16                       100          104
    Canadian Natural Resources
      6.000%, 08/15/16                       155          157
    Carnival
      3.750%, 11/15/07                        65           64
    Caterpillar
      6.050%, 08/15/36                        30           31
    Caterpillar Financial Services
      5.050%, 12/01/10                       100          100
    ChevronTexaco
      3.500%, 09/17/07                       150          148
    Chubb
      4.934%, 11/16/07                       150          150
    Cisco Systems
      5.500%, 02/22/16                       120          121
      5.250%, 02/22/11                        50           50
    Columbus Southern Power, Ser C
      5.500%, 03/01/13                        65           65
    Comcast
      7.625%, 02/15/08                        20           21
      5.900%, 03/15/16                       105          106
      5.300%, 01/15/14                        45           44
    ConocoPhillips Canada
      5.625%, 10/15/16                       100          101
    CRH America
      6.000%, 09/30/16                        25           25
    DaimlerChrysler
      4.750%, 01/15/08                        25           25
    Deutsche Telekom
      8.000%, 06/15/10                        60           66
    Energy Transfer Partners
      6.125%, 02/15/17                       100          102
    ERP Operating
      5.125%, 03/15/16                        50           49
    FedEx
      5.500%, 08/15/09                        55          55

15                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



                                      FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    FPL Group Capital
      5.625%, 09/01/11                $       50  $        51
       5.551%, 02/16/08                       35           35
    General Electric Capital MTN,
       Callable: 01/22/09 @ 100.00
      5.720%, 08/22/11                       100          101
    General Electric Capital, Ser
      A MTN
      4.375%, 03/03/12                        75           72
    Hartford Financial Services
      Group
      5.663%, 11/16/08                        65           65
    Hewlett-Packard
      5.750%, 12/15/06                        60           60
    HSBC Finance
      5.500%, 01/19/16                        85           85
      4.750%, 04/15/10                        45           44
    John Deere Capital MTN
      5.400%, 04/07/10                        55           55
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                        15           15
    Lockheed Martin
      7.200%, 05/01/36                        35           42
    Masco
      6.125%, 10/03/16                       125          126
    Merrill Lynch
      5.450%, 07/15/14                       105          106
    Metlife
      5.375%, 12/15/12                        50           50
      5.000%, 06/15/15                        85           82
    Midamerican Energy Holdings
      144A
      5.875%, 10/01/12                       200          204
    Morgan Stanley
      4.000%, 01/15/10                        85           82
    Motorola
      8.000%, 11/01/11                        50           56
    Nextel Communications, Ser E,
       Callable: 10/31/08 @
      103.44
      6.875%, 10/31/13                       105          107
    Pemex Project
      8.500%, 02/15/08                       140          145
    PNC Funding
      4.200%, 03/10/08                        15           13
    Prologis Trust
      7.100%, 04/15/08                        30           31
    Prudential Financial MTN
      3.750%, 05/01/08                        25           24
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                        45           44
    PSEG Power
      7.750%, 04/15/11                        85           92
      6.950%, 06/01/12                        55           59
    PSI Energy
      6.050%, 06/15/16                        40           41
    Puget Sound Energy
      6.274%, 03/15/37                        30           31
    SBC Communications
      5.100%, 09/15/14                       125          122
    Schering-Plough
      6.750%, 12/01/33                        70           78
    Shell International
      5.625%, 06/27/11                       100          103
    SLM
      5.450%, 04/25/11                       110          111


                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Telecom Italia Capital
      4.000%, 11/15/08                $       65  $        63
    Union Pacific
      3.875%, 02/15/09                       190          185
    Verizon Global
      4.000%, 01/15/08                        50           49
    Verizon Wireless Capital
      5.375%, 12/15/06                        45           45
    Wachovia MTN
      5.700%, 08/01/13                       150          154
    Wal-Mart Stores
      4.550%, 05/01/13                        50           48
    Washington Mutual Financial
      6.875%, 05/15/11                        40           43
    Weatherford International
      6.500%, 08/01/36                        30           31
    Wellpoint
      3.750%, 12/14/07                        40           39
    Weyerhaeuser
      5.950%, 11/01/08                        15           15
    Wyeth
      5.500%, 02/01/14                        70           70
    Xcel Energy
      7.000%, 12/01/10                       135          143
                                                  -----------
Total Corporate Bonds
  (Cost $5,814)                                         5,903
                                                  -----------

FOREIGN BONDS -- 0.8%
    Canada (CAD)
      5.750%, 06/01/33                        70           79
       5.250%, 06/01/13                       86           82
    Citigroup (JPY)
      2.400%, 10/31/25                     5,000           41
    Deutschland Republic (EUR)
      5.250%, 01/04/08                       200          259
      5.000%, 07/04/12                        60           81
      3.750%, 01/04/15                        63           81
      3.750%, 07/04/13                       121          155
    Deutschland Republic, Ser 05
      (EUR)
      3.500%, 01/04/16                        70           88
    Netherlands Government (EUR)
      4.250%, 07/15/13                        60           79
    United Kingdom Gilt (GBP)
      4.000%, 09/07/16                       170          311
                                                  -----------
Total Foreign Bonds
  (Cost $1,227)                                         1,256
                                                  -----------

COMMERCIAL MORTGAGES --  0.6%
      Citigroup Commercial
      Mortgage, Ser 2004-C2, Cl A3
      4.380%, 10/15/41                $      225          217
      JP Morgan Chase Commercial
      Mortgage, Ser
      2005-LDP1, Cl A2
      4.625%, 03/15/46                       108          107
      JP Morgan Chase Commercial
      Mortgage, Ser 2004-CBX, Cl
      A4
      4.529%, 01/12/37                        25           24


16                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGES--  CONTINUED
      Bear Stearns Commercial
      Mortgage, Ser
      2004-PWR5,     Cl A4
      4.831%, 07/11/42                $      100  $        98
      Bear Stearns Comercial
      Mortgage, Ser
      2006-PW13, Cl A4
      5.540%, 09/11/41                       220          224
      Bear Stearns Commercial
      Mortgage, Ser 2006-T22,
      Cl A2
      5.634%, 04/12/38                       215          218
      Bear Stearns Commercial
      Mortgage, Ser 2005-T20,
      Cl A2
      5.127%, 10/12/42                       175          175
                                                  -----------
Total Commercial Mortgages
  (Cost $1,063)                                         1,063
                                                  -----------

ASSET-BACKED SECURITY -- 0.0%

      HOME EQUITY LOANS -- 0.0%
      Residential Asset Mortgage
      Program, Ser 2004-RS12,
      Cl AI2
      3.767%, 02/25/27                         5            5
                                                  -----------
Total Asset-Backed Security
  (Cost $5)                                                 5
                                                  -----------

MORTGAGE RELATED -- 1.0%
    Banc of America Mortgage CMO,
      Ser 2004-8, Cl 3A1
      5.250%, 10/25/19                       428          425
    Bear Stearns ARM CMO,
      Ser 2005-11, Cl 2A1
      4.509%, 12/25/35                       153          152
    Chase Mortgage Finance CMO,
      Ser 2004-S1, Cl A3
      5.500%, 02/25/19                        13           13
    Chase Mortgage Finance CMO,
      Ser 2006-A1, Cl 4a1
      6.072%, 09/25/36                       229          229
    Countrywide Home Loans CMO,
      Ser 2005-HYB8, Cl 2A1
      5.376%, 12/20/35                       211          211
    JP Morgan Mortgage Trust CMO,
      Ser 2006-A, Cl 3A2
      6.000%, 06/25/36                       112          112
    Prime Mortgage Trust CMO, Ser
      2005-2, Cl 1A3
      5.250%, 07/25/20                       325          323
    Wells Fargo CMO, Ser 2006-11,
      Cl A8
      6.000%, 09/25/36                       227          226
                                                  -----------
Total Mortgage Related
  (Cost $1,688)                                         1,691
                                                  -----------


                                    FACE AMOUNT
DESCRIPTION                         (000)/SHARES   VALUE (000)
------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.4%
  Deutsche Bank, 5.240%, dated
    10/31/06, to be repurchased
    on 11/01/06, repurchase price
    $5,701,216 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $2,615,000 to
    $3,080,000, rates ranging
    from 5.500% to 6.000%,
    maturities ranging from
    06/27/08 to 06/29/10; total
    market value $5,814,604) (A)      $    5,700  $     5,700
                                                  -----------
Total Repurchase Agreement
  (Cost $5,700)                                         5.700
                                                  -----------

WARRANTS-- 0.2%
      Alpha Networks 144A,
         expires 4/27/09 (B)*              9,922            8
      Indiabulls Financial
         Services 144A, expires
         6/15/09 (B)*                      7,600           71
      LVRCL Infrastructures &
         Projects 144A, expires
         11/7/08 (B)*                     13,500           86
      Nicholas Piramal India
         144A, expires 10/26/09
         (B)*                             13,800           69
      Test-Rite International
         144A, expires 3/30/09
         (B)*                            175,139           90
                                                  -----------
Total Warrants
  (Cost $301)                                             324
                                                  -----------

Total Investments-- 100.5%
  (Cost $154,231)                                     169,450
                                                  -----------

Other Assets and Liabilities, Net-- (0.5%)               (896)
                                                  -----------

Total Net Assets-- 100.0%                         $   168,554
                                                  ===========

*    Non-income producing security.

144A-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2006, the value of these securities amounted to $1,005 (000), representing 0.6% of the net assets of the Fund.

(A) -- Tri-Party Repurchase Agreement

(B) -- Securities fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. At October 31, 2006, the total value of these securities was $324(000), representing 0.2% of the total net assets of the Fund.
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
B2B -- Business to Business
CAD -- Canadian Dollar
Cl --  Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
GBP -- British Pound
GDR -- Global Depositary Receipt
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
JPY -- Japanese Yen MTN -- Medium-Term Note


17                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2006 (Unaudited)



R&D   -- Research and Development
REITs -- Real Estate Investment Trusts
S&L   -- Savings and Loan
Ser   -- Series
Cost figures are shown with "000's" omitted.
Amounts shown as "--" are either $0 or have been  rounded to $0.

+ At October 31, 2006, the tax basis cost of the Fund's investments was $154,230,861, and the unrealized appreciation and depreciation were $16,987,371 and $(1,768,289), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



As of October 31, 2006, the Fund had the following forward foreign currency contracts outstanding:
--------------------------------------------------------------------------------

                                                                                      Unrealized
                                                                                     Appreciation/
 Settlement Date           Currency to Deliver           Currency to Receive        (Depreciation)
--------------------------------------------------------------------------------------------------------
        12/13/2006    GBP                88,538    AUD                 223,859              $      4,162
        12/13/2006    EUR                14,618    CAD                  20,744                      (194)
        12/13/2006    USD                64,200    CAD                  71,371                      (534)
        12/13/2006    USD               132,795    DKK                 777,324                       619
        12/13/2006    AUD                59,918    EUR                  35,225                    (1,272)
        12/13/2006    DKK               251,660    EUR                  33,732                       (43)
        12/13/2006    GBP                88,022    EUR                 130,528                      (982)
        12/13/2006    NOK               576,214    EUR                  69,692                       756
        12/13/2006    USD             2,057,748    EUR               1,613,578                     6,292
        12/13/2006    USD               382,586    GBP                 202,614                     4,012
        12/13/2006    EUR               317,424    JPY              46,978,680                    (1,789)
        12/13/2006    USD               867,446    JPY             100,797,208                       (91)
        12/13/2006    EUR                30,566    NOK                 255,596                       109
        12/13/2006    USD                63,168    NOK                 409,837                      (299)
        12/13/2006    USD                49,952    NZD                  76,230                       954
        12/13/2006    EUR                46,308    SEK                 429,576                       447
        12/13/2006    AUD               151,168    USD                 113,074                    (3,815)
        12/13/2006    SEK                95,038    USD                  13,082                      (121)
        12/13/2006    EUR               204,573    USD                 257,279                    (4,405)
                                                                                            ------------

                                                                           TOTAL            $      3,806
                                                                                            =============

AUD-- Australian Dollar
CAD-- Canadian Dollar
DKK-- Danish Krone
EUR-- Euro
GBP-- British Pound
JPY-- Japanese Yen
NOK-- Norwegian Krone
NZD-- New Zealand Dollar
SEK-- Swedish Krona
USD-- U.S. Dollar



18                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------

COMMON STOCK -- 73.6%
    ADVERTISING SERVICES -- 0.0%
      Getty Images*                          570  $        25
      Inventiv Health*                     1,850           53
                                                  -----------
    Total Advertising Services                             78
                                                  -----------
    AEROSPACE/DEFENSE -- 1.4%
      Boeing                              12,508          999
      Empresa Brasileira de
         Aeronautica ADR                   2,400          100
      Rockwell Collins                     8,650          502
      Teledyne Technologies*               1,000           42
                                                  -----------
    Total Aerospace/Defense                             1,643
                                                  -----------
    AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
      Alliant Techsystems*                 2,050          158
      BE Aerospace*                        7,960          201
      Curtiss-Wright                       2,900           98
      DRS Technologies                     1,200           53
      Goodrich                               850           38
                                                  -----------
    Total Aerospace/Defense-Equipment                     548
                                                  -----------
    AGRICULTURAL CHEMICALS -- 0.8%
      Agrium                               5,500          154
      CF Industries Holdings               4,500           89
      Monsanto                            14,200          628
                                                  -----------
    Total Agricultural Chemicals                          871
                                                  -----------
    AGRICULTURAL OPERATIONS -- 0.4%
      Archer-Daniels-Midland               9,442          364
      Tejon Ranch*                         1,610           78
                                                  -----------
    Total Agricultural Operations                         442
                                                  -----------
    AIRLINES -- 0.2%
      AMR*                                 4,700          133
      Republic Airways Holdings*           2,620           47
      UAL*                                   770           28
                                                  -----------
    Total Airlines                                        208
                                                  -----------
    APPLICATIONS SOFTWARE -- 0.3%
      American Reprographics*              1,525           54
      Citrix Systems*                      1,415           42
      Microsoft                            1,438           41
      Nuance Communications*               9,660          112
      Satyam Computer Services ADR         4,380           97
                                                  -----------
    Total Applications Software                           346
                                                  -----------
    AUDIO/VIDEO PRODUCTS -- 0.1%
      Harman International                   930           95
                                                  -----------
    Total Audio/Video Products                             95
                                                  -----------
    AUTO-CARS/LIGHT TRUCKS -- 0.1%
      General Motors                       3,768          132
                                                  -----------
    Total Auto-Cars/Light Trucks                          132
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 0.0%
      Force Protection*                    1,249  $         9
                                                  -----------
    Total Auto-Medium & Heavy Duty Trucks                   9
                                                  -----------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
      Amerigon*                            2,546           22
                                                  -----------
    Total Auto/Truck Parts & Equipment-Original            22
                                                  -----------
    B2B/E -COMMERCE -- 0.0%
      webMethods*                          3,850           29
                                                  -----------
    Total B2B/E-Commerce                                   29
                                                  -----------
    BEVERAGES-NON-ALCOHOLIC -- 0.2%
      Coca-Cola Enterprises                9,100          182
                                                  -----------
    Total Beverages-Non-Alcoholic                         182
                                                  -----------
    BREWERY -- 0.3%
      Cia Cervecerias Unidas ADR           4,000          110
      Grupo Modelo ADR, Cl C               1,200           58
      Molson Coors Brewing, Cl B           2,200          157
                                                  -----------
    Total Brewery                                         325
                                                  -----------
    BROADCAST SERVICES/PROGRAMMING -- 0.3%
      Grupo Televisa ADR                   8,900          220
      Nexstar Broadcasting
         Group,     Cl A*                 18,460           70
                                                  -----------
    Total Broadcast Services/Programming                  290
                                                  -----------
    BUILDING PRODUCTS-AIR & HEATING -- 0.0%
      AAON                                 2,200           52
                                                  -----------
    Total Building Products-Air & Heating                  52
                                                  -----------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.1%
      Eagle Materials                        400           14
      Martin Marietta Materials            1,020           90
                                                  -----------
    Total Building Products-Cement/Aggregate              104
                                                  -----------
    BUILDING PRODUCTS-LIGHT FIXTURES -- 0.2%
      Genlyte Group*                       3,100          240
                                                  -----------
    Total Building Products-Light Fixtures                240
                                                  -----------
    BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                1,500           37
      Washington Group
         International*                    1,100           62
                                                  -----------
    Total Building-Heavy Construction                      99
                                                  -----------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.1%
      Williams Scotsman
         International*                    2,580           61
                                                  -----------
    Total Building-Mobile Home/Manufactured
    Housing                                                61
                                                  -----------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
      Levitt, Cl A                         4,060           52
      Orleans Homebuilders                 1,550           18
                                                  -----------
    Total Building-Residential/Commercial                  70
                                                  -----------


1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    CABLE TV -- 0.1%
      Mediacom
         Communications,     Cl A*        18,585  $       155
                                                  -----------
    Total Cable TV                                        155
                                                  -----------
    CASINO HOTELS -- 0.3%
      Harrah's Entertainment                 832           62
      MGM Mirage*                          5,570          240
                                                  -----------
    Total Casino Hotels                                   302
                                                  -----------
    CASINO SERVICES -- 0.1%
      International Game
      Technology                           2,150           91
                                                  -----------
    Total Casino Services                                  91
                                                  -----------
    CELLULAR TELECOMMUNICATIONS -- 1.0%
      American Movil ADR, Ser L            1,400           60
      NII Holdings*                       14,153          920
      Turkcell Iletism ADR                 9,962          144
                                                  -----------
    Total Cellular Telecommunications                   1,124
                                                  -----------
    CHEMICALS-DIVERSIFIED -- 0.3%
      E.I. du Pont de Nemours              3,900          179
      Nova Chemicals                       3,550          104
      Olin                                 3,475           60
                                                  -----------
    Total Chemicals-Diversified                           343
                                                  -----------
    CHEMICALS-SPECIALTY -- 0.3%
      Ashland                              2,500          148
      Hercules*                            5,470           99
      Terra Industries*                    7,850           73
                                                  -----------
    Total Chemicals-Specialty                             320
                                                  -----------
    CIRCUIT BOARDS -- 0.0%
      Park Electrochemical                 1,630           50
                                                  -----------
    Total Circuit Boards                                   50
                                                  -----------
    COAL -- 0.1%
      Arch Coal                              250            9
      Consol Energy                        3,775          133
                                                  -----------
    Total Coal                                            142
                                                  -----------
    COMMERCIAL BANKS-NON-US -- 0.2%
      Banco Bradesco ADR                   1,600           57
      ICICI Bank ADR                       3,500          123
                                                  -----------
    Total Commercial Banks-Non-US                         180
                                                  -----------
    COMMERCIAL BANKS-CENTRAL US -- 0.2%
      Bank Mutual                          7,850           95
      First Busey                          1,900           43
      Heartland Financial USA              1,750           50
      Irwin Financial                      2,530           56
      Oak Hill Financial                   1,000           27
      Old Second Bancorp                   1,700           51
                                                  -----------
    Total Commercial Banks-Central US                     322
                                                  -----------
    COMMERCIAL BANKS-EASTERN US -- 0.3%
      Independent Bank                     2,700           91
      North Fork Bancorporation               83            2
      Signature Bank*                      1,100           33


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    COMMERCIAL BANKS-EASTERN US -- CONTINUED
      Yardville National Bancorp           1,500  $        60
                                                  -----------
    Total Commercial Banks-Eastern US                     186
                                                  -----------
    COMMERCIAL BANKS-SOUTHERN US -- 0.4%
      Colonial BancGroup                   7,200          172
      Compass Bancshares                   3,400          191
      Eurobancshares*                      2,550           24
      Oriental Financial Group             3,300           39
                                                  -----------
    Total Commercial Banks-Southern US                    426
                                                  -----------
    COMMERCIAL BANKS-WESTERN US -- 0.5%
      Americanwest Bancorporation          2,300           48
      Centennial Bank Holdings*            4,200           40
      Community Bancorp*                     715           21
      Glacier Bancorp                      1,300           45
      ITLA Capital                         1,450           83
      Silver State Bancorp*                1,650           41
      Sterling Financial                   2,400           80
      SVB Financial Group*                 1,500           69
                                                  -----------
    Total Commercial Banks-Western US                     427
                                                  -----------
    COMMERCIAL SERVICES -- 0.2%
      Arbitron                             1,470           62
      ChoicePoint*                           935           34
      CoStar*                              1,075           51
      Exlservice Holdings*                   646           13
      PeopleSupport*                       2,091           41
      Providence Service*                  2,425           67
                                                  -----------
    Total Commercial Services                             268
                                                  -----------
    COMMERCIAL SERVICES-FINANCE -- 0.0%
      Wright Express*                      1,760           48
                                                  -----------
    Total Commercial Services-Finance                      48
                                                  -----------
    COMPUTER AIDED DESIGN -- 0.1%
      Parametric Technology*               2,850           56
                                                  -----------
    Total Computer Aided Design                            56
                                                  -----------
    COMPUTER SERVICES -- 0.7%
      Ceridian*                            4,400          104
      Cognizant Technology
         Solutions, Cl A*                  7,580          570
      Kanbay International*                1,159           33
      Manhattan Associates*                   10           --
      Perot Systems, Cl A*                 5,810           86
      Unisys*                              2,120           14
                                                  -----------
    Total Computer Services                               807
                                                  -----------
    COMPUTERS -- 1.9%
      Apple Computer*                      8,580          695
      Hewlett-Packard                     28,620        1,109
      International Business
      Machines                             3,323          307
      Rackable Systems*                    2,225           69
                                                  -----------
    Total Computers                                     2,180
                                                  -----------
    COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
      Kronos*                                700           24

2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    COMPUTERS-INTEGRATED SYSTEMS -- CONTINUED
      NCR*                                 4,775  $       198
                                                  -----------
    Total Computers-Integrated Systems                    222
                                                  -----------
    COMPUTERS-MEMORY DEVICES -- 0.3%
      Hutchinson Technology*               1,600           37
      Network Appliance*                   2,223           81
      Seagate Technology                   5,700          129
      Simpletech*                          5,825           50
                                                  -----------
    Total Computers-Memory Devices                        297
                                                  -----------
    COMPUTERS-PERIPHERAL EQUIPMENT-- 0.0%
      Logitech International*                380           10
                                                  -----------
    Total Computers-Peripheral Equipment                   10
                                                  -----------
    CONSULTING SERVICES -- 0.2%
      Corporate Executive Board            1,275          114
      Forrester Research*                    950           30
      Huron Consulting Group*                625           25
      LECG*                                2,525           50
                                                  -----------
    Total Consulting Services                             219
                                                  -----------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
      Central Garden & Pet*                1,800           90
                                                  -----------
    Total Consumer Products-Miscellaneous                  90
                                                  -----------
    CONTAINERS-PAPER/PLASTIC -- 0.2%
      Sealed Air                           2,850          170
                                                  -----------
    Total Containers-Paper/Plastic                        170
                                                  -----------
    COSMETICS & TOILETRIES -- 0.1%
      Avon Products                        1,479           45
      Elizabeth Arden*                     2,450           43
                                                  -----------
    Total Cosmetics & Toiletries                           88
                                                  -----------
    CRUISE LINES -- 0.2%
      Carnival                             5,183          253
                                                  -----------
    Total Cruise Lines                                    253
                                                  -----------
    DATA PROCESSING/MANAGEMENT -- 0.1%
      Dun & Bradstreet*                      460           36
      Fair Isaac                             340           12
      MasterCard, Cl A                       150           11
      MoneyGram International                820           28
      NAVTEQ*                                170            6
                                                  -----------
    Total Data Processing/Management                       93
                                                  -----------
    DIAGNOSTIC EQUIPMENT -- 0.0%
      Gen-Probe*                             850           41
                                                  -----------
    Total Diagnostic Equipment                             41
                                                  -----------
    DIAGNOSTIC KITS -- 0.1%
      Inverness Medical
      Innovations*                         1,500           56
      Quidel*                              3,825           59
                                                  -----------
    Total Diagnostic Kits                                 115
                                                  -----------
    DIALYSIS CENTERS -- 0.0%
      DaVita*                                510           28


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    DIALYSIS CENTERS -- CONTINUED
      Dialysis Corporation of
         America*                          1,770  $        24
                                                  -----------
    Total Dialysis Centers                                 52
                                                  -----------
    DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                              600           49
                                                  -----------
    Total Disposable Medical Products                      49
                                                  -----------
    DISTRIBUTION/WHOLESALE -- 0.3%
      Beacon Roofing Supply*               1,720           34
      Bell Microproducts*                 10,540           71
      Fastenal                             1,970           79
      Pool                                 2,050           84
                                                  -----------
    Total Distribution/Wholesale                          268
                                                  -----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
      3M                                   1,300          103
      Dover                                  580           28
      ESCO Technologies*                   2,518          109
      Honeywell International              5,121          216
      Illinois Tool Works                  6,246          299
      Trinity Industries                     230            8
      Tyco International                   9,352          275
                                                  -----------
    Total Diversified Manufacturing Operations          1,038
                                                  -----------
    DIVERSIFIED MINERALS -- 0.1%
      Cia Vale do Rio Doce ADR             3,300           84
                                                  -----------
    Total Diversified Minerals                             84
                                                  -----------
    DIVERSIFIED OPERATIONS-- 0.0%
      Resource America, Cl A               2,550           59
                                                  -----------
    Total Diversified Operations                           59
                                                  -----------
    DRUG DELIVERY SYSTEMS -- 0.0%
      Conor Medsystems*                      610           15
      Noven Pharmacuticals*                1,000           22
                                                  -----------
    Total Drug Delivery Systems                            37
                                                  -----------
    E-COMMERCE/PRODUCTS -- 0.0%
      Submarino GDR 144A*                  1,200           49
                                                  -----------
    Total E-Commerce/Products                              49
                                                  -----------
    E-COMMERCE/SERVICES -- 0.0%
      Expedia*                             2,130           35
                                                  -----------
    Total E-Commerce/Services                              35
                                                  -----------
    E-MARKETING/INFORMATION -- 0.0%
      Digitas*                             3,950           42
                                                  -----------
    Total E- Marketing/Information                         42
                                                  -----------
    E-SERVICES/CONSULTING -- 0.0%
      Keynote Systems*                     4,130           45
                                                  -----------
    Total E-Services/Consulting                            45
                                                  -----------
    EDUCATIONAL SOFTWARE -- 0.1%
      Blackboard*                          2,100           58
                                                  -----------
    Total Educational Software                             58
                                                  -----------

3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
      Emerson Electric                     2,124  $       179
                                                  -----------
    Total Electric Products-Miscellaneous                 179
                                                  -----------
    ELECTRIC-GENERATION -- 0.3%
      AES*                                12,828          282
                                                  -----------
    Total Electric-Generation                             282
                                                  -----------
    ELECTRIC-INTEGRATED -- 1.4%
      Alliant Energy                       5,000          192
      Centerpoint Energy                  13,400          207
      Dominion Resources                   2,400          194
      Duke Energy                          9,344          296
      Entergy                              4,026          346
      OGE Energy                           3,900          150
      PPL                                  6,000          207
      Public Service Enterprise
      Group                                  108            7
                                                  -----------
    Total Electric-Integrated                           1,599
                                                  -----------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.2%
      Flextronics International*           2,130           25
      Hon Hai Precision GDR                1,440           19
      Hon Hai Precision GDR 144A           9,715          126
      International DisplayWorks*          9,290           59
                                                  -----------
    Total Electronic Components-Miscellaneous             229
                                                  -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
      Actel*                               2,500           41
      Broadcom, Cl A*                     13,720          415
      Diodes*                                550           24
      Freescale Semiconductor, Cl
      B*                                   2,441           96
      International Rectifier*               380           14
      MEMC Electronic Materials*           2,100           75
      Micron Technology*                   3,455           50
      Microsemi*                             900           18
      Nvidia*                             16,130          562
      PMC-Sierra*                          1,860           12
      QLogic*                                740           15
      Samsung Electronics GDR 144A           730          236
      Semtech*                             1,960           26
      Silicon Laboratories*                2,220           72
      Skyworks Solutions*                  6,920           46
                                                  -----------
    Total Electronic Components-Semiconductors          1,702
                                                  -----------
    ELECTRONIC DESIGN AUTOMATION -- 0.1%
      Synplicity*                         14,200           93
                                                  -----------
    Total Electronic Design Automation                     93
                                                  -----------
    ELECTRONIC FORMS -- 0.6%
      Adobe Systems*                      17,560          672
                                                  -----------
    Total Electronic Forms                                672
                                                  -----------
    ELECTRONIC MEASURING INSTRUMENTS -- 0.0%
      Analogic                               950           53
                                                  -----------
    Total Electronic Measuring Instruments                 53
                                                  -----------
    ELECTRONIC PARTS DISTRIBUTION -- 0.0%
      Avnet*                               1,930           46
                                                  -----------
    Total Electronic Parts Distribution                    46
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    ENGINEERING/R&D SERVICES -- 0.2%
      Fluor                                  995  $        78
      Shaw Group*                          2,300           61
      Stanley*                             1,500           26
      URS*                                 1,850           75
                                                  -----------
    Total Engineering/R&D Services                        240
                                                  -----------
    ENTERPRISE SOFTWARE/SERVICES -- 0.5%
      BMC Software*                        4,100          124
      Concur Technologies*                 1,550           25
      Lawson Software*                    14,360          109
      Open Text*                           3,550           64
      Packeteer*                           3,560           40
      Sybase*                              7,250          177
                                                  -----------
    Total Enterprise Software/Services                    539
                                                  -----------
    ENTERTAINMENT SOFTWARE -- 0.1%
      Activision*                          5,372           83
      Electronic Arts*                       410           22
      THQ*                                 2,000           60
                                                  -----------
    Total Entertainment Software                          165
                                                  -----------
    FIDUCIARY BANKS -- 0.2%
      Northern Trust                       3,000          176
                                                  -----------
    Total Fiduciary Banks                                 176
                                                  -----------
    FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                              3,400          111
                                                  -----------
    Total Filtration/Separation Products                  111
                                                  -----------
    FINANCE-CONSUMER LOANS -- 0.7%
      Encore Capital Group*                4,640           65
      First Marblehead                     1,460           98
      Nelnet, Cl A*                          810           24
      Portfolio Recovery
      Associates*                          1,155           54
      SLM                                 12,350          601
                                                  -----------
    Total Finance-Consumer Loans                          842
                                                  -----------
    FINANCE-CREDIT CARD -- 0.2%
      Capital One Financial                2,954          234
                                                  -----------
    Total Finance-Credit Card                             234
                                                  -----------
    FINANCE-INVESTMENT BANKER/BROKER -- 1.6%
      Citigroup                            6,814          342
      Greenhill                              735           50
      JPMorgan Chase                      17,531          831
      Merrill Lynch                        5,339          467
      TD Ameritrade Holding                3,210           53
                                                  -----------
    Total Finance-Investment Banker/Broker              1,743
                                                  -----------
    FINANCE-MORTGAGE LOAN/BANKER -- 0.5%
      Fannie Mae                          10,358          614
                                                  -----------
    Total Finance-Mortgage Loan/Banker                    614
                                                  -----------
    FINANCE-OTHER SERVICES -- 0.3%
      Asset Acceptance Capital*            7,135          127
      CBOT Holdings, Cl A*                   525           78
      GFI Group*                             500           29
      International Securities
         Exchange                            625           32

4                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    FINANCE-OTHER SERVICES -- CONTINUED
      Nasdaq Stock Market*                 2,730  $        97
                                                  -----------
    Total Finance-Other Services                          363
                                                  -----------
    FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                1,120           94
      MGIC Investment                      2,679          157
                                                  -----------
    Total Financial Guarantee Insurance                   251
                                                  -----------
    FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          4,400          184
                                                  -----------
    Total Food-Dairy Products                             184
                                                  -----------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                        5,305          139
                                                  -----------
    Total Food-Miscellaneous/Diversified                  139
                                                  -----------
    FOOD-RETAIL -- 0.0%
      Great Atlantic & Pacific Tea           800           22
                                                  -----------
    Total Food-Retail                                      22
                                                  -----------
    FORESTRY -- 0.2%
      Plum Creek Timber                    5,400          194
                                                  -----------
    Total Forestry                                        194
                                                  -----------
    GAMBLING (NON-HOTEL) -- 0.1%
      Pinnacle Entertainment*              2,550           77
                                                  -----------
    Total Gambling (Non-Hotel)                             77
                                                  -----------
    GAS-DISTRIBUTION -- 0.2%
      Energen                              3,700          158
      Peoples Energy                         470           21
      WGL Holdings                           490           16
                                                  -----------
    Total Gas-Distribution                                195
                                                  -----------
    GOLD MINING -- 0.2%
      Goldcorp                             2,800           73
      Randgold Resources ADR*              8,100          184
                                                  -----------
    Total Gold Mining                                     257
                                                  -----------
    GOLF -- 0.0%
      Callaway Golf                        1,130           15
                                                  -----------
    Total Golf                                             15
                                                  -----------
    HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                          1,180           83
                                                  -----------
    Total Hazardous Waste Disposal                         83
                                                  -----------
    HEALTH CARE COST CONTAINMENT -- 0.3%
      McKesson                             7,516          376
                                                  -----------
    Total Health Care Cost Containment                    376
                                                  -----------
    HOTELS & MOTELS -- 0.3%
      InterContinental Hotels ADR          1,360           27
      Marriott International, Cl A         4,272          178
      Starwood Hotels & Resorts
         Worldwide                         1,662           99
                                                  -----------
    Total Hotels & Motels                                 304
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    HUMAN RESOURCES -- 0.8%
      Hewitt Associates, Cl A*             6,400  $       160
      Hudson Highland Group*               3,240           38
      Kenexa*                              1,711           55
      Labor Ready*                         1,500           26
      Manpower                             1,450           99
      Monster Worldwide*                  13,330          540
                                                  -----------
    Total Human Resources                                 918
                                                  -----------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                  1,100           16
                                                  -----------
    Total Identification Systems/Development               16
                                                  -----------
    IMPORT/EXPORT -- 0.0%
      Castle Brands*                       1,925           13
                                                  -----------
    Total Import/Export                                    13
                                                  -----------
    INDEPENDENT POWER PRODUCER -- 0.0%
      Mirant*                                590           18
      Reliant Energy*                      2,770           35
                                                  -----------
    Total Independent Power Producer                       53
                                                  -----------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Cognex                                 710           16
                                                  -----------
    Total Industrial Automation/Robot                      16
                                                  -----------
    INDUSTRIAL GASES -- 0.5%
      Air Products & Chemicals               310           22
      Praxair                              9,200          554
                                                  -----------
    Total Industrial Gases                                576
                                                  -----------
    INSTRUMENTS-CONTROL -- 0.1%
      Watts Industries, Cl A               3,310          123
                                                  -----------
    Total Instruments-Control                             123
                                                  -----------
    INSTRUMENTS-SCIENTIFIC -- 0.1%
      PerkinElmer                          6,300          135
                                                  -----------
    Total Instruments-Scientific                          135
                                                  -----------
    INSURANCE BROKERS -- 0.4%
      AON                                  5,919          206
      Brown & Brown                        6,800          199
                                                  -----------
    Total Insurance Brokers                               405
                                                  -----------
    INTERNET APPLICATION SOFTWARE -- 0.1%
      DealerTrack Holdings*                1,838           47
      Vocus*                               2,225           36
                                                  -----------
    Total Internet Application Software                    83
                                                  -----------
    INTERNET CONNECTIVE SERVICES -- 0.1%
      Cogent Communications Group*         3,407           48
      Redback Networks*                    1,500           24
                                                  -----------
    Total Internet Connective Services                     72
                                                  -----------
    INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                               525           19
                                                  -----------
    Total Internet Infrastructure Equipment                19
                                                  -----------


5                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    INTERNET INFRASTRUCTURE SOFTWARE -- 0.2%
      F5 Networks*                         1,040  $        69
      Opsware*                             2,600           23
      Radware*                             5,200           76
                                                  -----------
    Total Internet Infrastructure Software                168
                                                  -----------
    INTERNET SECURITY -- 0.1%
      Checkfree*                             970           38
      Ipass*                               5,780           31
      Symantec*                              921           18
                                                  -----------
    Total Internet Security                                87
                                                  -----------
    INTIMATE APPAREL -- 0.0%
      Tefron                               1,357           15
                                                  -----------
    Total Intimate Apparel                                 15
                                                  -----------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
      Affiliated Managers Group*           1,375          138
      Legg Mason                             800           72
                                                  -----------
    Total Investment Management/Advisory Services         210
                                                  -----------
    LASERS-SYSTEMS/COMPONENTS -- 0.1%
      Electro Scientific
      Industries*                          3,920           78
                                                  -----------
    Total Lasers-Systems/Components                        78
                                                  -----------
    LIFE/HEALTH INSURANCE -- 0.3%
      China Life Insurance ADR             1,000           84
      Cigna                                1,800          211
      KMG America*                         7,045           54
                                                  -----------
    Total Life/Health Insurance                           349
                                                  -----------
    MACHINE TOOLS & RELATED PRODUCTS -- 0.2%
      Kennametal                           2,800          173
                                                  -----------
    Total Machine Tools & Related Products                173
                                                  -----------
    MACHINERY-CONSTRUCTION & MINING -- 0.6%
      Caterpillar                          8,045          488
      JLG Industries                       3,350           93
      Terex*                               2,100          109
                                                  -----------
    Total Machinery-Construction & Mining                 690
                                                  -----------
    MACHINERY-ELECTRIC -- 0.1%
      Franklin Electric                    1,650           89
                                                  -----------
    Total Machinery-Electric                               89
                                                  -----------
    MACHINERY-GENERAL INDUSTRY -- 0.1%
      Gardner Denver*                        900           31
      Manitowoc Company                    1,500           82
                                                  -----------
    Total Machinery-General Industry                      113
                                                  -----------
    MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*              780           29
                                                  -----------
    Total Machinery-Print Trade                            29
                                                  -----------
    MEDICAL IMAGING SYSTEMS -- 0.0%
      Vital Images*                          900           28
                                                  -----------
    Total Medical Imaging Systems                          28
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    MEDICAL INFORMATION SYSTEMS -- 0.2%
      Allscripts Healthcare
      Solutions*                           1,600  $        38
      Eclipsys*                            1,000           21
      IMS Health                           2,050           57
      Per-Se Technologies*                 2,600           64
      Phase Forward*                       2,050           28
                                                  -----------
    Total Medical Information Systems                     208
                                                  -----------
    MEDICAL INSTRUMENTS -- 0.7%
      Cambridge Heart*                    20,960           61
      Conceptus*                           3,250           64
      Datascope                            2,000           72
      Natus Medical*                       5,440           90
      St. Jude Medical*                   10,660          366
      Symmetry Medical*                    3,750           59
                                                  -----------
    Total Medical Instruments                             712
                                                  -----------
    MEDICAL LABS & TESTING SERVICES -- 0.2%
      Covance*                             1,240           72
      Laboratory Corp of America
         Holdings*                         2,100          144
                                                  -----------
    Total Medical Labs & Testing Services                 216
                                                  -----------
    MEDICAL PRODUCTS -- 0.8%
      Baxter International                 5,012          230
      Becton Dickinson                       140           10
      Haemonetics*                           900           41
      Henry Schein*                        1,600           80
      Johnson & Johnson                    3,710          250
      PSS World Medical*                   2,200           44
      Syneron Medical*                     1,110           29
      Vital Signs                          1,200           68
      West Pharmaceutical Services         1,200           50
                                                  -----------
    Total Medical Products                                802
                                                  -----------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.3%
      Amgen*                               5,390          409
      Barrier Therapeutics*               14,000           98
      Cambrex                              2,190           51
      Celgene*                             2,160          115
      Enzon Pharmaceuticals*               2,450           21
      Genzyme*                             8,040          543
      Integra LifeSciences
      Holdings*                            1,550           57
      Invitrogen*                            630           37
      Keryx Biopharmaceuticals*            2,800           39
      Medimmune*                             490           16
      Nektar Therapeutic*                  1,700           25
      Orchid Cellmark*                     4,060           13
      PDL BioPharma*                       3,496           74
                                                  -----------
    Total Medical-Biomedical/Genetic                    1,498
                                                  -----------
    MEDICAL-DRUGS -- 1.5%
      Adams Respiratory
         Therapeutics*                     3,050          131
      Allergan                             2,090          241
      Angiotech Pharmaceuticals*           8,370           80
      Bristol-Myers Squibb                10,459          259
      Dr. Reddy's Laboratories ADR         5,600           94
      Forest Laboratories*                 4,470          219
      Pfizer                              13,588          362
      Santarus*                            5,825           45
      Schering-Plough                      4,903          109


6                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    MEDICAL-DRUGS -- CONTINUED
      Wyeth                                3,116  $       159
                                                  -----------
    Total Medical-Drugs                                 1,699
                                                  -----------
    MEDICAL-GENERIC DRUGS -- 0.4%
      Barr Pharmaceuticals*                  445           23
      Perrigo                              4,410           79
      Teva Pharmaceutical
         Industries ADR                    6,800          224
      Zentiva GDR                          1,200           69
                                                  -----------
    Total Medical-Generic Drugs                           395
                                                  -----------
    MEDICAL-HMO -- 0.7%
      Humana*                                548           33
      UnitedHealth Group                   7,484          365
      WellPoint*                           5,156          393
                                                  -----------
    Total Medical-HMO                                     791
                                                  -----------
    MEDICAL-HOSPITALS -- 0.0%
      HCA                                    225           11
      United Surgical Partners*              800           20
                                                  -----------
    Total Medical-Hospitals                                31
                                                  -----------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Lincare Holdings*                    1,710           58
      Radiation Therapy Services*          2,900           86
                                                  -----------
    Total Medical-Outpatient/Home Medical                 144
                                                  -----------
    MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.6%
      AmerisourceBergen                    3,000          141
      Cardinal Health                      8,231          539
                                                  -----------
    Total Medical-Wholesale Drug Distributors             680
                                                  -----------
    METAL PROCESSORS & FABRICATORS -- 0.3%
      Commercial Metals                    6,100          163
      Ladish*                              1,130           35
      Precision Castparts                  1,810          123
                                                  -----------
    Total Metal Processors & Fabricators                  321
                                                  -----------
    METAL-COPPER -- 0.1%
      Phelps Dodge                         1,220          122
                                                  -----------
    Total Metal-Copper                                    122
                                                  -----------
    METAL-DIVERSIFIED -- 0.4%
      Freeport-McMoRan Copper &
         Gold, Cl B                        7,082          428
                                                  -----------
    Total Metal-Diversified                               428
                                                  -----------
    MISCELLANEOUS MANUFACTURING -- 0.0%
      Aptargroup                             430           24
                                                  -----------
    Total Miscellaneous Manufacturing                      24
                                                  -----------
    MULTI-LINE INSURANCE -- 1.6%
      Allstate                             5,125          314
      American International Group         8,630          580
      Cincinnati Financial                 3,900          178
      Hartford Financial Services
         Group                             2,190          191
      Loews                                5,881          229


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    MULTI-LINE INSURANCE -- CONTINUED
      XL Capital, Cl A                     3,693  $       261
                                                  -----------
    Total Multi-Line Insurance                          1,753
                                                  -----------
    MULTIMEDIA -- 0.5%
      Entravision
         Communications,    Cl A*          5,200           38
      Gemstar-TV Guide
         International*                   19,790           69
      Walt Disney                         13,388          421
                                                  -----------
    Total Multimedia                                      528
                                                  -----------
    NETWORKING PRODUCTS -- 0.2%
      Acme Packet*                         1,504           26
      Atheros Communications*              2,150           47
      Foundry Networks*                    3,830           48
      Netgear*                             5,160          138
                                                  -----------
    Total Networking Products                             259
                                                  -----------
    NON-FERROUS METALS -- 0.3%
      Cameco                               9,260          325
      USEC                                 2,140           24
                                                  -----------
    Total Non-Ferrous Metals                              349
                                                  -----------
    NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      Allied Waste Industries*             2,430           29
      WCA Waste*                           8,960           58
                                                  -----------
    Total Non-Hazardous Waste Disposal                     87
                                                  -----------
    OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Pitney Bowes                         1,000           47
                                                  -----------
    Total Office Automation & Equipment                    47
                                                  -----------
    OFFICE SUPPLIES & FORMS -- 0.2%
      Avery Dennison                       3,000          189
                                                  -----------
    Total Office Supplies & Forms                         189
                                                  -----------
    OIL & GAS DRILLING -- 0.3%
      Atlas America*                       1,550           74
      Diamond Offshore Drilling              540           37
      Nabors Industries*                   3,900          121
      Pioneer Drilling*                    2,350           31
      Pride International*                   655           18
      Rowan                                  630           21
      Todco*                               1,980           68
                                                  -----------
    Total Oil & Gas Drilling                              370
                                                  -----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
      ATP Oil & Gas*                         550           24
      Berry Petroleum, Cl A                  700           21
      Cabot Oil And Gas                      700           37
      Comstock Resources*                  1,400           39
      Denbury Resources*                   1,340           39
      Forest Oil*                            800           26
      Mariner Energy*                        700           14
      Newfield Exploration*                2,800          114
      Pogo Producing                         340           15
      Southwestern Energy*                14,010          498
      Stone Energy*                        1,480           58


7                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Ultra Petroleum*                     1,130  $        60
                                                  -----------
    Total Oil Companies-Exploration & Production          945
                                                  -----------
    OIL COMPANIES-INTEGRATED -- 2.5%
      BP ADR                               2,000          134
      Chevron                              1,541          104
      ConocoPhillips                       5,449          328
      Exxon Mobil                         13,885          992
      Hess                                 2,850          121
      LUKOIL ADR                           1,100           89
      Marathon Oil                         3,314          286
      Occidental Petroleum                 7,674          360
      PetroChina ADR*                        300           33
      Petroleo Brasileiro ADR              2,800          249
      Surgutneftegaz ADR                   1,400           88
                                                  -----------
    Total Oil Companies-Integrated                      2,784
                                                  -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
      Dresser-Rand Group*                  2,150           47
      Grant Prideco*                       1,140           43
      Lone Star Technologies*              1,200           58
      Metretek Technologies*               1,775           23
      National Oilwell Varco*              1,310           79
                                                  -----------
    Total Oil Field Machinery & Equipment                 250
                                                  -----------
    OIL REFINING & MARKETING -- 0.2%
      Frontier Oil                         2,800           82
      Tesoro                               2,500          160
                                                  -----------
    Total Oil Refining & Marketing                        242
                                                  -----------
    OIL-FIELD SERVICES -- 0.6%
      Hanover Compressor*                  1,220           23
      Helix Energy Solutions*              2,800           90
      Hercules Offshore*                   2,350           84
      Hornbeck Offshore Services*          1,900           69
      Key Energy Services*                 2,100           29
      Seacor Holdings*                       800           72
      Superior Energy Services*            3,050           96
      Tetra Technologies*                  1,100           28
      Tidewater                              410           20
      W-H Energy Services*                 2,135          100
                                                  -----------
    Total Oil-Field Services                              611
                                                  -----------
    PAPER & RELATED PRODUCTS -- 0.4%
      Abitibi-Consolidated                46,930          117
      Bowater                              2,660           56
      Caraustar Industries*                8,730           94
      Klabin ADR                           1,900           41
      Neenah Paper                         2,215           82
      Smurfit-Stone Container*             3,660           39
                                                  -----------
    Total Paper & Related Products                        429
                                                  -----------
    PHARMACY SERVICES -- 0.4%
      Express Scripts*                     1,096           70
      Medco Health Solutions*              6,998          374
                                                  -----------
    Total Pharmacy Services                               444
                                                  -----------
    PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*             2,700          121
                                                  -----------
    Total Physical Practice Management                    121
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.1%
      Psychiatric Solutions*               2,345  $        78
                                                  -----------
    Total Physical Therapy/Rehabilitation Centers          78
                                                  -----------
    PIPELINES -- 0.3%
      El Paso                              2,685           37
      National Fuel Gas                    4,550          170
      Questar                              2,100          171
                                                  -----------
    Total Pipelines                                       378
                                                  -----------
    PLATINUM -- 0.0%
      Stillwater Mining*                   1,780           19
                                                  -----------
    Total Platinum                                         19
                                                  -----------
    POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
      American Power Conversion            8,468          256
      Delta Electronics GDR                6,720           95
                                                  -----------
    Total Power Conversion/Supply Equipment               351
                                                  -----------
    PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                  1,030           35
                                                  -----------
    Total Printing-Commercial                              35
                                                  -----------
    PROPERTY/CASUALTY INSURANCE -- 0.8%
      Arch Capital Group*                  3,000          193
      Progressive                          5,557          134
      Safeco                               3,550          207
      WR Berkley                           6,350          234
                                                  -----------
    Total Property/Casualty Insurance                     768
                                                  -----------
    PUBLISHING-BOOKS -- 0.2%
      Courier                              1,900           74
      Scholastic*                          5,125          161
                                                  -----------
    Total Publishing-Books                                235
                                                  -----------
    PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                              2,421          143
                                                  -----------
    Total Publishing-Newspapers                           143
                                                  -----------
    PUBLISHING-PERIODICALS -- 0.1%
      Playboy Enterprises, Cl B*           5,820           62
                                                  -----------
    Total Publishing-Periodicals                           62
                                                  -----------
    QUARRYING -- 0.6%
      Vulcan Materials                     8,133          663
                                                  -----------
    Total Quarrying                                       663
                                                  -----------
    RADIO -- 0.1%
      Radio One, Cl D*                     8,380           57
      Spanish Broadcasting
         System, Cl A*                    11,175           52
                                                  -----------
    Total Radio                                           109
                                                  -----------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      CB Richard Ellis Group, Cl
      A*                                   8,760          263
      Trammell Crow*                         975           48
                                                  -----------
    Total Real Estate Management/Services                 311
                                                  -----------


8                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    REINSURANCE -- 0.6%
      Allied World Assurance
         Holdings*                           810  $        34
      Aspen Insurance Holdings             5,375          133
      Axis Capital Holdings                  825           27
      Endurance Specialty Holdings         2,770           99
      Everest Re Group                       160           16
      Montpelier Re Holdings               6,930          123
      PartnerRe                            2,750          192
      Platinum Underwriters
      Holdings                             2,660           80
                                                  -----------
    Total Reinsurance                                     704
                                                  -----------
    REITS-APARTMENTS -- 1.6%
      Apartment Investment &
         Management, Cl A                  3,400          195
      Archstone-Smith Trust                5,710          344
      AvalonBay Communities                2,514          330
      BRE Properties, Cl A                 1,409           93
      Camden Property Trust                1,996          161
      Equity Residential                   6,158          336
      GMH Communities Trust                6,931           97
      United Dominion Realty Trust         5,971          193
                                                  -----------
    Total REITs-Apartments                              1,749
                                                  -----------
    REITS-DIVERSIFIED -- 0.6%
      Digital Realty Trust                 3,912          130
      PS Business Parks                    1,519          100
      Vornado Realty Trust                 3,276          391
                                                  -----------
    Total REITs-Diversified                               621
                                                  -----------
    REITS-HOTELS -- 0.5%
      Ashford Hospitality Trust            6,010           77
      Host Hotels & Resorts               12,850          296
      LaSalle Hotel Properties             2,448          104
      Sunstone Hotel Investors             2,922           86
                                                  -----------
    Total REITs-Hotels                                    563
                                                  -----------
    REITS-MANUFACTURED HOMES -- 0.1%
      Equity Lifestyle Properties          1,412           70
                                                  -----------
    Total REITs-Manufactured Homes                         70
                                                  -----------
    REITS-MORTGAGES -- 0.0%
      Fieldstone Investment                1,800           15
                                                  -----------
    Total REITs-Mortgages                                  15
                                                  -----------
    REITS-OFFICE PROPERTY -- 1.4%
      Alexandria Real Estate
      Equities                             2,054          205
      American Financial Realty
      Trust                                5,110           60
      BioMed Realty Trust                  3,421          110
      Boston Properties                    5,850          625
      Columbia Equity Trust                3,602           62
      Corporate Office Properties
         Trust                             3,391          162
      Douglas Emmett*                      2,200           52
      Mack-Cali Realty                     2,666          141
      SL Green Realty                      1,524          184
                                                  -----------
    Total REITs-Office Property                         1,601
                                                  -----------
    REITS-REGIONAL MALLS -- 1.1%
      CBL & Associates Properties          4,400          192
      General Growth Properties            4,564          237


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    REITS-REGIONAL MALLS -- CONTINUED
      Simon Property Group                 6,596  $       641
      Taubman Centers                      2,200          103
                                                  -----------
    Total REITs-Regional Malls                          1,173
                                                  -----------
    REITS-SHOPPING CENTERS -- 0.7%
      Acadia Realty Trust                  3,922          100
      Developers Diversified
      Realty                               3,435          209
      Federal Realty Investment
      Trust                                  601           48
      Kimco Realty                         6,098          271
      Regency Centers                      3,045          220
                                                  -----------
    Total REITs-Shopping Centers                          848
                                                  -----------
    REITS-STORAGE -- 0.6%
      Public Storage                       6,440          578
      U-Store-It Trust                     4,029           88
                                                  -----------
    Total REITs-Storage                                   666
                                                  -----------
    REITS-WAREHOUSE/INDUSTRIAL -- 0.4%
      EastGroup Properties                 1,732           92
      Prologis                             6,062          384
                                                  -----------
    Total REITs-Warehouse/Industrial                      476
                                                  -----------
    RENTAL AUTO/EQUIPMENT -- 0.1%
      Avis Budget Group                      800           16
      H&E Equipment Services*              2,600           70
                                                  -----------
    Total Rental Auto/Equipment                            86
                                                  -----------
    RETAIL-APPAREL/SHOE -- 0.5%
      Aeropostale*                         2,450           72
      Ann Taylor Stores*                   1,300           57
      Charlotte Russe Holdings*            1,150           32
      Children's Place Retail
         Stores*                           1,400           98
      Christopher & Banks                  1,800           49
      Claire's Stores                      5,200          147
      Footstar*                           10,770           53
      Gap                                    640           14
      New York*                            2,000           26
      Tween Brands*                          600           25
      Urban Outfitters*                    3,590           63
                                                  -----------
    Total Retail-Apparel/Shoe                             636
                                                  -----------
    RETAIL-ARTS & CRAFTS -- 0.0%
      AC Moore Arts & Crafts*              1,025           22
                                                  -----------
    Total Retail-Arts & Crafts                             22
                                                  -----------
    RETAIL-BUILDING PRODUCTS -- 0.5%
      Lowe's                              18,970          572
                                                  -----------
    Total Retail-Building Products                        572
                                                  -----------
    RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                      2,420          124
                                                  -----------
    Total Retail-Computer Equipment                       124
                                                  -----------
    RETAIL-CONSUMER ELECTRONICS -- 0.5%
      Best Buy                             9,194          508
                                                  -----------
    Total Retail-Consumer Electronics                     508
                                                  -----------
    RETAIL-DISCOUNT -- 0.9%
      Citi Trends*                           775           30


9                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    RETAIL-DISCOUNT -- CONTINUED
      Costco Wholesale                     9,855  $       526
      Dollar General                       7,235          101
      Target                               5,400          320
      Wal-Mart Stores                        135            7
                                                  -----------
    Total Retail-Discount                                 984
                                                  -----------
    RETAIL-DRUG STORE -- 0.6%
      CVS                                 23,070          724
                                                  -----------
    Total Retail-Drug Store                               724
                                                  -----------
    RETAIL-HYPERMARKETS -- 0.1%
      Wal-Mart de Mexico ADR, Cl V         2,600           90
                                                  -----------
    Total Retail-Hypermarkets                              90
                                                  -----------
    RETAIL-JEWELRY -- 0.1%
      Movado Group                         2,950           76
                                                  -----------
    Total Retail-Jewelry                                   76
                                                  -----------
    RETAIL-MAJOR DEPARTMENT STORE -- 0.2%
      Saks                                 9,500          184
                                                  -----------
    Total Retail-Major Department Store                   184
                                                  -----------
    RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                              590           28
                                                  -----------
    Total Retail-Office Supplies                           28
                                                  -----------
    RETAIL-PROPANE DISTRIBUTION -- 0.1%
      Star Gas Partners*                  34,950           88
                                                  -----------
    Total Retail-Propane Distribution                      88
                                                  -----------
    RETAIL-REGIONAL DEPARTMENT STORE -- 0.5%
      Dillards, Cl A                       3,300          100
      Kohl's*                              7,160          505
                                                  -----------
    Total Retail-Regional Department Store                605
                                                  -----------
    RETAIL-RESTAURANTS -- 0.5%
      Cheesecake Factory*                    720           20
      Chipotle Mexican Grill, Cl
      A*                                     450           27
      Panera Bread, Cl A*                  1,030           64
      Starbucks*                          13,460          508
                                                  -----------
    Total Retail-Restaurants                              619
                                                  -----------
    RETAIL-SPORTING GOODS -- 0.2%
      Dick's Sporting Goods*               2,190          109
      Hibbett Sporting Goods*              1,950           57
      Zumiez*                                850           28
                                                  -----------
    Total Retail-Sporting Goods                           194
                                                  -----------
    RETAIL-VIDEO RENTAL -- 0.1%
      Blockbuster, Cl A*                  26,545          104
                                                  -----------
    Total Retail-Video Rental                             104
                                                  -----------
    RETIREMENT/AGED CARE -- 0.0%
      Sunrise Senior Living*               1,420           44
                                                  -----------
    Total Retirement/Aged Care                             44
                                                  -----------
    S&L/THRIFTS-CENTRAL US -- 0.2%
      Citizens First Bancorp               1,700           50


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    S&L/THRIFTS-CENTRAL US -- CONTINUED
      Franklin Bank*                       2,600  $        52
      MAF Bancorp                          2,450          106
                                                  -----------
    Total S&L/Thrifts-Central US                          208
                                                  -----------
    S&L/THRIFTS-EASTERN US -- 0.6%
      Brookline Bancorp                    3,400           45
      Clifton Savings Bancorp              2,800           33
      Dime Community Bancshares            5,350           75
      Flushing Financial                   4,400           77
      Investors Bancorp*                   5,500           82
      KNBT Bancorp                         4,800           82
      NewAlliance Bancshares               6,855          106
      Northwest Bancorp                    1,750           47
      Partners Trust Financial
      Group                                1,300           15
      Provident Financial Services         2,150           39
      Provident New York Bancorp           6,750           96
                                                  -----------
    Total S&L/Thrifts-Eastern US                          697
                                                  -----------
    S&L/THRIFTS-SOUTHERN US -- 0.1%
      BankUnited Financial, Cl A           2,750           74
                                                  -----------
    Total S&L/Thrifts-Southern US                          74
                                                  -----------
    S&L/THRIFTS-WESTERN US -- 0.6%
      PFF Bancorp                          2,700           84
      Provident Financial Holdings         2,550           77
      Washington Federal                   6,525          152
      Washington Mutual                   10,853          459
                                                  -----------
    Total S&L/Thrifts-Western US                          772
                                                  -----------
    SATELLITE TELECOM -- 0.1%
      Loral Space &
      Communications*                      2,150           62
                                                  -----------
    Total Satellite Telecom                                62
                                                  -----------
    SCHOOLS -- 0.2%
      Devry*                                 896           22
      ITT Educational Services*            2,145          148
      Strayer Education                      375           42
                                                  -----------
    Total Schools                                         212
                                                  -----------
    SEISMIC DATA COLLECTION -- 0.0%
      Seitel*                             11,450           40
                                                  -----------
    Total Seismic Data Collection                          40
                                                  -----------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
      Anadigics*                           4,000           32
      Chipmos Technologies*                8,090           47
      Cypress Semiconductor*               5,450           92
      Integrated Device
      Technology*                         10,680          169
      Standard Microsystems*               1,425           44
      United Microelectronics ADR         47,991          145
                                                  -----------
    Total Semiconductor Components-Integrated
    Circuits                                              529
                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 0.2%
      Brooks Automation*                   4,820           68
      Cabot Microelectronics*              2,030           58
      Credence Systems*                    8,390           27


10                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT -- CONTINUED
      Mattson Technology*                  4,250  $        42
                                                  -----------
    Total Semiconductor Equipment                         195
                                                  -----------
    SOFTWARE TOOLS -- 0.0%
      Borland Software*                    5,530           31
                                                  -----------
    Total Software Tools                                   31
                                                  -----------
    STEEL PIPE & TUBE -- 0.0%
      Mueller Water Products, Cl A         3,240           52
                                                  -----------
    Total Steel Pipe & Tube                                52
                                                  -----------
    STEEL-PRODUCERS -- 0.1%
      Evraz Group GDR 144A                 1,000           26
      Nucor                                1,400           82
                                                  -----------
    Total Steel-Producers                                 108
                                                  -----------
    STEEL-SPECIALTY -- 0.1%
      Allegheny Technologies               1,626          128
                                                  -----------
    Total Steel-Specialty                                 128
                                                  -----------
    SUPER-REGIONAL BANKS-US -- 0.7%
      Bank of America                      7,734          417
      Wachovia                             1,764           98
      Wells Fargo                          7,358          267
                                                  -----------
    Total Super-Regional Banks-US                         782
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT -- 0.6%
      CommScope*                             525           17
      Comverse Technology*                24,037          523
      Plantronics                          5,100          108
                                                  -----------
    Total Telecommunications Equipment                    648
                                                  -----------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.6%
      Corning*                            30,390          621
                                                  -----------
    Total Telecommunications Equipment-Fiber
    Optics                                                621
                                                  -----------
    TELECOMMUNICATIONS SERVICES -- 0.6%
      Amdocs*                              6,435          249
      Cbeyond*                             1,725           52
      Global Crossing*                     2,300           57
      Iowa Telecommunications
         Services                            635           13
      Mastec*                              4,760           52
      Time Warner
         Telecommunications, Cl A*         6,950          139
                                                  -----------
    Total Telecommunications Services                     562
                                                  -----------
    TELEPHONE-INTEGRATED -- 1.0%
      AT&T                                   889           30
      BellSouth                            5,425          245
      General Communication, Cl A*         4,000           52
      IDT, Cl B*                           4,250           55
      Philippine Long Distance
         Telephone ADR                     3,300          157
      Sprint Nextel                       10,892          204
      Verizon Communications              10,567          391
                                                  -----------
    Total Telephone-Integrated                          1,134
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    TELEVISION -- 0.1%
      Sinclair Broadcast Group,
      Cl A                                17,105  $       154
                                                  -----------
    Total Television                                      154
                                                  -----------
    THERAPEUTICS -- 0.8%
      CV Therapeutics*                     1,470           19
      Gilead Sciences*                    11,250          775
      Medicines*                           1,450           38
      Theravance*                          1,150           36
                                                  -----------
    Total Therapeutics                                    868
                                                  -----------
    TOBACCO -- 1.3%
      Altria Group                         9,708          790
      Imperial Tobacco ADR                 5,501          392
      UST                                  4,156          223
                                                  -----------
    Total Tobacco                                       1,405
                                                  -----------
    TOOLS-HAND HELD -- 0.2%
      Stanley Works                        4,656          222
                                                  -----------
    Total Tools-Hand Held                                 222
                                                  -----------
    TOYS -- 0.2%
      Mattel                               8,435          191
                                                  -----------
    Total Toys                                            191
                                                  -----------
    TRANSACTIONAL SOFTWARE -- 0.0%
      VeriFone Holdings*                   1,750           51
                                                  -----------
    Total Transactional Software                           51
                                                  -----------
    TRANSPORT-EQUIPMENT & LEASING -- 0.1%
      GATX                                 1,720           75
      Greenbrier                           1,260           47
                                                  -----------
    Total Transport-Equipment & Leasing                   122
                                                  -----------
    TRANSPORT-MARINE -- 0.1%
      American Commercial Lines*           1,200           77
      Tsakos Energy Navigation               329           15
                                                  -----------
    Total Transport-Marine                                 92
                                                  -----------
    TRANSPORT-RAIL -- 0.5%
      Burlington Northern Santa Fe         3,011          233
      Canadian Pacific Railway             2,800          158
      CSX                                  4,200          150
                                                  -----------
    Total Transport-Rail                                  541
                                                  -----------
    TRANSPORT-SERVICES -- 0.3%
      FedEx                                2,244          257
      UTI Worldwide                        3,290           85
                                                  -----------
    Total Transport-Services                              342
                                                  -----------
    TRANSPORT-TRUCK -- 0.2%
      Forward Air                          2,100           68
      Heartland Express                    3,950           65
      Knight Transportation                3,100           57
      Landstar Systems                     1,300           60
                                                  -----------
    Total Transport-Truck                                 250
                                                  -----------


11                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                          1,730  $        56
                                                  -----------
    Total Veterinary Diagnostics                           56
                                                  -----------
    VITAMINS & NUTRITION PRODUCTS -- 0.1%
      Herbalife*                           2,090           77
                                                  -----------
    Total Vitamins & Nutrition Products                    77
                                                  -----------
    WATER -- 0.1%
      California Water Service
      Group                                2,250           88
      Consolidated Water                   2,250           63
                                                  -----------
    Total Water                                           151
                                                  -----------
    WEB HOSTING/DESIGN -- 0.1%
      Equinix*                               550           38
      Website Pros*                        2,100           22
                                                  -----------
    Total Web Hosting/Design                               60
                                                  -----------
    WEB PORTALS/ISP -- 1.1%
      Google, Cl A*                        1,871          891
      Yahoo!*                             13,080          345
                                                  -----------
    Total Web Portals/ISP                               1,236
                                                  -----------
    WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                         990           37
      Superior Essex*                        650           25
                                                  -----------
    Total Wire & Cable Products                            62
                                                  -----------
    WIRELESS EQUIPMENT -- 1.4%
      American Tower, Cl A*               20,690          745
      Nokia ADR                           17,636          351
      Powerwave Technologies*              5,730           37
      Qualcomm                            12,050          439
                                                  -----------
    Total Wireless Equipment                            1,572
                                                  -----------
Total Common Stock
  (Cost $74,041)                                       82,236
                                                  -----------

FOREIGN COMMON STOCK -- 23.8%
    AUSTRALIA -- 2.1%
      BHP Billiton                        26,525          564
      BlueScope Steel                        340            2
      Commander Communications             3,400            6
      Commonwealth Bank of
         Australia                           472           17
      Leighton Holdings                   11,329          186
      Oxiana                              39,328          102
      Qantas Airways                     117,618          385
      QBE Insurance Group                 13,737          263
      Rio Tinto                            5,833          355
      Santos                              32,690          268
      Telstra Corp                         6,848           21
      Zinifex                             16,726          198
                                                  -----------
    Total Australia                                     2,367
                                                  -----------
    AUSTRIA -- 0.1%
      Andritz                                300           54
      Voestalpine                            800           38
                                                  -----------
    Total Austria                                          92
                                                  -----------


DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    BELGIUM -- 1.1%
      Belgacom                             3,536  $       145
      Dexia                               15,536          419
      Euronav                                 40            1
      Fortis                              13,778          577
      KBC Groep                              735           80
                                                  -----------
    Total Belgium                                       1,222
                                                  -----------
    CANADA -- 0.5%
      EnCana                               3,800          181
      IPSCO                                2,100          193
      Petro-Canada                           200            9
      Talisman Energy                        900           15
      Teck Cominco, Cl B                   1,200           88
      TELUS                                1,400           80
                                                  -----------
    Total Canada                                          566
                                                  -----------
    CHINA -- 0.1%
      FU JI Food and Catering
         Services Holdings                16,000           28
      Great Wall Motor                    26,000           22
      Industrial & Commercial
         Bank of China*                  149,000           67
      Shanghai Zhenhua Port
         Machinery                        32,000           30
                                                  -----------
    Total China                                           147
                                                  -----------
    DENMARK -- 0.1%
      Jyske Bank*                          1,400           83
                                                  -----------
    Total Denmark                                          83
                                                  -----------
    FINLAND -- 0.3%
      Metso                                4,600          199
      Outokumpu                            4,369          135
      Rautaruukki                            600           20
                                                  -----------
    Total Finland                                         354
                                                  -----------
    FRANCE -- 1.1%
      Assurances Generales de
         France                               50            7
      BNP Paribas                          4,160          457
      Bouygues                             1,370           80
      Business Objects*                       50            2
      CNP Assurances                       1,154          121
      Societe Generale                     3,673          609
                                                  -----------
    Total France                                        1,276
                                                  -----------
    GERMANY -- 2.0%
      Allianz SE                           1,051          195
      BASF                                 1,114           98
      Bayerische Motoren Werke             9,635          554
      Deutsche Bank                           61            8
      Deutsche Boerse                        576           93
      Deutsche Lufthansa                  13,560          314
      MAN                                  3,118          278
      Salzgitter                           1,996          214
      ThyssenKrupp                        10,665          397
      Volkswagen                             614           61
                                                  -----------
    Total Germany                                       2,212
                                                  -----------


12                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    HONG KONG -- 0.4%
      ASM Pacific Technology              13,000  $        67
      China Resources Enterprise*         32,000           74
      CNOOC                              203,000          170
      Lee & Man Paper
      Manufacturing                       24,000           49
      Orient Overseas
      International                        5,000           22
      Shanghai Real Estate               174,000           44
      Vtech Holdings                       6,155           31
                                                  -----------
    Total Hong Kong                                       457
                                                  -----------
    INDONESIA -- 0.4%
      Astra International                 58,000           85
      Bakrie and Brothers*             3,529,000           60
      Bank Niaga                         761,000           73
      Bank Rakyat Indonesia              160,000           86
      Ramayana Lestari Sentosa         1,101,000          101
                                                  -----------
    Total Indonesia                                       405
                                                  -----------
    ITALY -- 0.8%
      BPU Banca ScpA                       1,557           43
      ENI                                 23,518          711
      IFIL - Investments                  17,855          134
                                                  -----------
    Total Italy                                           888
                                                  -----------
    JAPAN -- 4.0%
      ABILIT                               5,000           20
      Bosch                                3,000           17
      Brother Industries                   5,000           63
      Canon                                9,600          513
      Central Japan Railway                   63          679
      Chugai Pharmaceutical                  200            4
      Daito Trust Construction             3,400          179
      Diamond Lease                        1,400           71
      Eisai                                  300           15
      Fuji Heavy Industries               12,000           69
      Fujikura                            14,000          149
      Fujitsu General*                     4,000            9
      Haseko                              19,500           67
      Hosiden                              2,100           23
      JFE Holdings                           600           24
      KDDI                                    36          224
      Marubeni                            23,000          118
      Mazda Motor                          2,000           14
      Mori Seiki                           1,900           40
      Nikon                               20,000          411
      Nippon Steel                           600            2
      Nissan Diesel Motor                 11,000           34
      Nomura Research Institute            1,300          190
      Pioneer                              6,600          105
      Resona Holdings                         26           79
      Santen Pharmaceutical                  425           11
      SBI Holdings                           352          128
      Seiko                                2,000           14
      Sumisho Lease                        2,000          119
      Suzuki Motor                        10,800          306
      Tokyo Electron                       4,500          336
      Toyota Boshoku                       3,900           85
      UFJ Central Leasing                    200           10
      Yamaha Motor                         6,000          164
      Yamato Kogyo                         4,200           92
      Yamazen                              2,000           13
      Yaskawa Electric                     7,000           75
                                                  -----------
    Total Japan                                         4,472
                                                  -----------

DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    MALAYSIA -- 0.0%
      Transmile Group                     11,000  $        38
                                                  -----------
    Total Malaysia                                         38
                                                  -----------
    MEXICO -- 0.2%
      GEO SA de CV, Ser B*                37,000          171
                                                  -----------
    Total Mexico                                          171
                                                  -----------
    NETHERLANDS -- 2.5%
      Aegon                               13,180          242
      ING Groep                           18,394          814
      Royal Dutch Shell, Cl A             28,701          999
      Royal KPN                           56,712          758
                                                  -----------
    Total Netherlands                                   2,813
                                                  -----------
    NEW ZEALAND -- 0.1%
      Air New Zealand                     94,448           92
      Telecom Corp of New Zealand          3,306           10
                                                  -----------
    Total New Zealand                                     102
                                                  -----------
    NORWAY -- 0.2%
      Norsk Hydro ASA                      4,100           95
      Statoil ASA                          4,760          121
                                                  -----------
    Total Norway                                          216
                                                  -----------
    PHILIPPINES -- 0.2%
      Ayala                                6,000           59
      Jollibee Foods                      73,000           58
      Universal Robina                   216,000           93
                                                  -----------
    Total Philippines                                     210
                                                  -----------
    PORTUGAL -- 0.0%
      Energias de Portugal                 3,700           17
                                                  -----------
    Total Portugal                                         17
                                                  -----------
    RUSSIA -- 0.1%
      Evraz Group                          2,400           62
                                                  -----------
    Total Russia                                           62
                                                  -----------
    SINGAPORE -- 0.5%
      Cosco                               40,000           50
      SembCorp*                           17,000           40
      Singapore Airlines                  19,000          185
      Singapore Telecommunications        29,450           50
      StarHub*                            18,000           26
      United Overseas Bank                20,000          227
                                                  -----------
    Total Singapore                                       578
                                                  -----------
    SOUTH AFRICA -- 0.1%
      Standard Bank Group                  4,400           52
                                                  -----------
    Total South Africa                                     52
                                                  -----------
    SOUTH KOREA -- 0.6%
      Daegu Bank                           8,200          135
      Hanmi Pharm                          1,250          140
      Korea Investment Holdings            1,310           63
      Korean Reinsurance                   7,692           87
      MegaStudy                              500           61
      NHN*                                   500           49

13                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------
    SOUTH KOREA -- CONTINUED
      Shinsegae                              180  $       104
                                                  -----------
    Total South Korea                                     639
                                                  -----------
    SPAIN -- 1.0%
      Acerinox                             6,872          161
      Banco Bilbao Vizcaya
         Argentaria                       11,846          286
      Banco Santander Central
         Hispano                          31,554          546
      Fomento de Construcciones y
         Contratas                         1,162          101
      Telefonica                           1,508           29
                                                  -----------
    Total Spain                                         1,123
                                                  -----------
    SWEDEN -- 0.9%
      Lindex                               3,200           43
      Nordea Bank                         42,000          578
      Skandinaviska Enskilda
         Banken                           13,200          368
                                                  -----------
    Total Sweden                                          989
                                                  -----------
    SWITZERLAND -- 0.5%
      Converium Holding                    3,489           45
      Geberit                                 43           56
      Swatch Group                           427           84
      Swiss Life Holding                     850          200
      Zurich Financial Services              760          188
                                                  -----------
    Total Switzerland                                     573
                                                  -----------
    THAILAND -- 0.3%
      Amata*                             164,000           71
      Bangkok Bank*                       45,000          147
      Italian-Thai Development*          519,000           88
                                                  -----------
    Total Thailand                                        306
                                                  -----------
    UNITED KINGDOM -- 3.6%
      Antofagasta                         44,560          430
      Ashtead Group                       15,545           42
      AstraZeneca                          5,816          343
      Aviva                                1,242           18
      Barclays                            14,959          201
      BG Group                             8,828          117
      BHP Billiton                         3,770           73
      British Airways*                    70,790          619
      British American Tobacco             4,649          127
      BT Group                           101,409          539
      easyJet*                             8,297           83
      HBOS                                 3,600           75
      HSBC Holdings                       12,110          230
      Inchcape                            10,896          107
      International Power                 14,600           93
      Kazakhmys                            4,833          111
      Kelda Group                          1,200           20
      Marks & Spencer Group               20,780          260
      Michael Page International          24,404          188
      National Express                       800           15
      NETeller*                            4,431           12
      Royal Bank of Scotland Group         2,345           83
      Royal Dutch Shell, Cl B              2,384           86
      Scottish & Southern Energy           5,518          139
      Scottish Power                         396            5
      Sportingbet                          5,491            5


                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
----------------------------------------------------------------------------
    UNITED KINGDOM -- CONTINUED
      Tesco                                  258  $         2
                                                  -----------
    Total United Kingdom                                4,023
                                                  -----------
Total Foreign Common Stock
  (Cost $23,349)                                       26,453
                                                  -----------

INVESTMENT COMPANIES -- 0.1%
    INDEX FUND-MIDCAP -- 0.1%
      iShares Russell Midcap
         Value Index Fund                    400           57
                                                  -----------
Total Index Fund-Midcap                                    57
                                                  -----------
      INDEX FUND-SMALL CAP -- 0.0%
      ishares Russell 2000 Growth
         Index Fund                          700           54
                                                  -----------
Total Index Fund-Small Cap                                 54
                                                  -----------
Total Investment Companies
  (Cost $104)                                             111
                                                  -----------

REPURCHASE AGREEMENT -- 2.2%
  Deutsche Bank, 5.240%, dated
    10/31/06, to be repurchased
    on 11/01/06, repurchase price
    $2,513,445 (collateralized by
    a U.S. Government obligation,
    par value $2,625,000, 4.500%,
    09/16/13; total market value
    $2,563,483)(A)                    $    2,513        2,513
                                                  -----------
Total Repurchase Agreement
  (Cost $2,513)                                         2,513
                                                  -----------


WARRANTS -- 0.2%
      Alpha Networks 144A (B)*            10,120            8
      Indiabulls Financial
         Services 144A (B)*                6,100           58
      LVRCL Infrastructures &
         Projects 144A (B)*               11,500           73
      Nicholas Piramal India 144A
         (B)*                             11,000           55
      Test-Rite International
         144A (B)*                       134,238           69
                                                  -----------
Total Warrants
  (Cost $246)                                             263
                                                  -----------

Total Investments --  99.9% +
  (Cost $100,253)                                     111,576
                                                  -----------

Other Assets and Liabilities, Net -- 0.1%                 137
                                                  -----------

Total Net Assets --100.0%                         $   111,713
                                                  ===========

*    Non-income producing security.
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2006, the value of these securities amounted to $700 (000), representing 0.6% of the net assets of the Fund.



14                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2006 (Unaudited)



DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------------------

(A)  -- Tri-party repurchase agreement
(B) -- Securities fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. At October 31, 2006, the total value of these securities was $263
     (000), representing 0.2% of the total net assets of the Fund.
ADR  -- American Depositary Receipt
B2B  -- Business to Business
Cl   -- Class
GDR  -- Global Depositary Receipt
HMO  -- Health Maintenance Organization
ISP  -- Internet Service Provider
R&D  -- Research and Development
REITs -- Real Estate Investment Trusts
S&L  -- Savings and Loan
Ser  -- Series
Amounts designated as "--"are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

+ At October 31, 2006, the tax basis cost of the Fund's investments was $100,253,054 and the unrealized appreciation and depreciation were $12,591,059 and $(1,268,368), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.






















15                Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 108.5%
    AEROSPACE/DEFENSE -- 2.6%
      Boeing  (A)                            240,337      $     19,193
                                                          ------------
    Total Aerospace/Defense                                     19,193
                                                          ------------
    AGRICULTURAL OPERATIONS -- 1.3%
      Archer-Daniels-Midland  (A)            241,836             9,311
                                                          ------------
    Total Agricultural Operations                                9,311
                                                          ------------
    AIRLINES -- 0.7%
      AMR*  (A)                              163,644             4,638
      Continental Airlines, Cl B* (A)         14,496               534
                                                          ------------
    Total Airlines                                               5,172
                                                          ------------
    APPAREL MANUFACTURERS -- 0.4%
      VF                                      43,530             3,309
                                                          ------------
    Total Apparel Manufacturers                                  3,309
                                                          ------------
    APPLICATIONS SOFTWARE -- 0.4%
      Microsoft (A)                           92,607             2,659
                                                          ------------
    Total Applications Software                                  2,659
                                                          ------------
    AUTO-CARS/LIGHT TRUCKS -- 1.5%
      General Motors  (A)                    312,191            10,902
                                                          ------------
    Total Auto-Cars/Light Trucks                                10,902
                                                          ------------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.3%
      Johnson Controls (A)                    31,284             2,551
                                                          ------------
    Total Auto/Truck Parts & Equipment-Original                  2,551
                                                          ------------
    BATTERIES/BATTERY SYSTEMS -- 0.1%
      Energizer Holdings*  (A)                11,228               877
                                                          ------------
    Total Batteries/Battery Systems                                877
                                                          ------------
    BEVERAGES-NON-ALCOHOLIC -- 0.4%
      Coca-Cola Enterprises  (A)             137,488             2,754
      Pepsi Bottling Group  (A)               14,086               445
                                                          ------------
    Total Beverages-Non-Alcoholic                                3,199
                                                          ------------
    BEVERAGES-WINE/SPIRITS -- 0.0%
      Brown-Forman, Cl B  (A)                  1,302                94
                                                          ------------
    Total Beverages-Wine/Spirits                                    94
                                                          ------------
    BREWERY -- 0.1%
      Anheuser-Busch  (A)                     12,171               577
                                                          ------------
    Total Brewery                                                  577
                                                          ------------
    BUILDING PRODUCTS-AIR & HEATING -- 0.2%
      Lennox International  (A)               42,780             1,154
                                                          ------------
    Total Building Products-Air & Heating                        1,154
                                                          ------------
    CABLE TV -- 1.6%
      Cablevision Systems, Cl A  (A)         147,969             4,112
      Comcast, Cl A*  (A)                     94,335             3,837
      DIRECTV*  (A)                           59,466             1,325


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    CABLE TV -- CONTINUED
      EchoStar Communications, Cl
         A*  (A)                              68,527      $      2,434
                                                          ------------
    Total Cable TV                                              11,708
                                                          ------------
    CASINO HOTELS -- 0.0%
      Harrah's Entertainment  (A)              2,273               169
                                                          ------------
    Total Casino Hotels                                            169
                                                          ------------
    CELLULAR TELECOMMUNICATIONS -- 0.2%
      US Cellular*                            27,515             1,745
                                                          ------------
    Total Cellular Telecommunications                            1,745
                                                          ------------
    CHEMICALS-DIVERSIFIED -- 1.2%
      Celanese, Ser A  (A)                   198,753             4,096
      Dow Chemical  (A)                       47,072             1,920
      Huntsman*  (A)                         148,296             2,561
      Lyondell Chemical (A)                    2,508                65
                                                          ------------
    Total Chemicals-Diversified                                  8,642
                                                          ------------
    CHEMICALS-SPECIALTY -- 0.8%
      Hercules*  (A)                         305,778             5,565
                                                          ------------
    Total Chemicals-Specialty                                    5,565
                                                          ------------
    COMMERCIAL BANKS-EASTERN US -- 0.0%
      North Fork Bancorporation  (A)           2,794                80
                                                          ------------
    Total Commercial Banks-Eastern US                               80
                                                          ------------
    COMPUTER AIDED DESIGN -- 0.1%
      Parametric Technology*  (A)             38,944               761
                                                          ------------
    Total Computer Aided Design                                    761
                                                          ------------
    COMPUTER SERVICES -- 2.1%
      Computer Sciences*  (A)                 75,259             3,977
      Electronic Data Systems (A)            445,583            11,287
                                                          ------------
    Total Computer Services                                     15,264
                                                          ------------
    COMPUTERS -- 5.4%
      Dell*  (A)                             181,851             4,424
      Hewlett-Packard  (A)                   280,243            10,857
          International Business
       Machines  (A)                         263,729            24,350
                                                          ------------
    Total Computers                                             39,631
                                                          ------------
    COMPUTERS-INTEGRATED SYSTEMS -- 1.6%
      NCR* (A)                               280,379            11,641
                                                          ------------
    Total Computers-Integrated Systems                          11,641
                                                          ------------
    COMPUTERS-MEMORY DEVICES -- 0.1%
      Western Digital*                        25,647               469
                                                          ------------
    Total Computers-Memory Devices                                 469
                                                          ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.0%
      Kimberly-Clark  (A)                      5,104               340
                                                          ------------
    Total Consumer Products-Miscellaneous                          340
                                                          ------------


--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    CONTAINERS-METAL/GLASS -- 0.6%
      Crown Holdings*  (A)                    21,352      $        415
      Owens-Illinois*  (A)                   234,737             3,897
                                                          ------------
    Total Containers-Metal/Glass                                 4,312
                                                          ------------
    CONTAINERS-PAPER/PLASTIC -- 0.0%
      Pactiv*  (A)                             8,748               270
                                                          ------------
    Total Containers-Paper/Plastic                                 270
                                                          ------------
    COSMETICS & TOILETRIES -- 0.2%
      Avon Products  (A)                      10,217               311
      Colgate-Palmolive  (A)                  20,047             1,282
      Estee Lauder, Cl A  (A)                  4,703               190
                                                          ------------
    Total Cosmetics & Toiletries                                 1,783
                                                          ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 4.0%
      General Electric  (A)                   23,575               828
      Honeywell International  (A)           288,547            12,154
      Parker Hannifin  (A)                    21,240             1,776
      Tyco International  (A)                504,910            14,859
                                                          ------------
    Total Diversified Manufacturing Operations                  29,617
                                                          ------------
    DRUG DELIVERY SYSTEMS -- 0.0%
      Hospira*  (A)                            6,630               241
                                                          ------------
    Total Drug Delivery Systems                                    241
                                                          ------------
    E-COMMERCE/PRODUCTS -- 0.2%
      Amazon.com*  (A)                        40,985             1,561
                                                          ------------
    Total E-Commerce/Products                                    1,561
                                                          ------------
    ELECTRIC-GENERATION -- 0.4%
      AES*  (A)                              144,221             3,171
                                                          ------------
    Total Electric-Generation                                    3,171
                                                          ------------
    ELECTRIC-INTEGRATED -- 2.2%
      CMS Energy*  (A)                        27,420               408
      Edison International  (A)              192,725             8,565
      Public Service Enterprise  (A)         113,204             6,911
                                                          ------------
    Total Electric-Integrated                                   15,884
                                                          ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.5%
      Advanced Micro Devices*  (A)            24,765               527
      Agere Systems*  (A)                    129,612             2,201
      Freescale Semiconductor, Cl
         B*  (A)                             124,787             4,908
      Intel*                                 430,278             9,182
      Texas Instruments (A)                  298,552             9,010
                                                          ------------
    Total Electronic Components-Semiconductors                  25,828
                                                          ------------
    ELECTRONIC PARTS DISTRIBUTION -- 1.3%
      Arrow Electronics*  (A)                142,595             4,257

      Avnet*  (A)                            230,664             5,462
                                                          ------------
    Total Electronic Parts Distribution                          9,719
                                                          ------------
    ENGINEERING/R&D SERVICES -- 1.8%
      Fluor (A)                               98,941             7,760
      Jacobs Engineering Group* (A)           69,504             5,250
                                                          ------------
    Total Engineering/R&D Services                              13,010
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    FIDUCIARY BANKS -- 0.3%
      State Street  (A)                       32,653      $      2,097
                                                          ------------
    Total Fiduciary Banks                                        2,097
                                                          ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 5.5%
      AG Edwards  (A)                         44,097             2,516
      Citigroup (A)                          135,875             6,816
      JPMorgan Chase (A)                     435,989            20,683
      Merrill Lynch  (A)                      85,390             7,465
      Morgan Stanley  (A)                     40,966             3,131
                                                          ------------
    Total Finance-Investment Banker/Broker                      40,611
                                                          ------------
    FINANCE-MORTGAGE LOAN/BANKER -- 1.9%
      Fannie Mae  (A)                        237,554            14,077
                                                          ------------
    Total Finance-Mortgage Loan/Banker                          14,077
                                                          ------------
    FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*  (A)                        39,139             1,640
                                                          ------------
    Total Food-Dairy Products                                    1,640
                                                          ------------
    FOOD-RETAIL -- 0.5%
      Kroger (A)                             166,659             3,748
                                                          ------------
    Total Food-Retail                                            3,748
                                                          ------------
    FOOD-WHOLESALE/DISTRIBUTION -- 0.2%
      Supervalu  (A)                           5,934               198
      Sysco  (A)                              41,611             1,456
                                                          ------------
    Total Food-Wholesale/Distribution                            1,654
                                                          ------------
    HEALTH CARE COST CONTAINMENT -- 1.8%
      McKesson  (A)                          269,649            13,507
                                                          ------------
    Total Health Care Cost Containment                          13,507
                                                          ------------
    HOTELS & MOTELS -- 1.4%
      Marriott International, Cl A
      (A)                                    250,474            10,462
                                                          ------------
    Total Hotels & Motels                                       10,462
                                                          ------------
    INSURANCE BROKERS -- 0.9%
      AON  (A)                               177,148             6,163
      Marsh & McLennan  (A)                   22,591               665
                                                          ------------
    Total Insurance Brokers                                      6,828
                                                          ------------
    INTERNET SECURITY -- 0.1%
      VeriSign*                               25,145               520
                                                          ------------
    Total Internet Security                                        520
                                                          ------------
    LIFE/HEALTH INSURANCE -- 0.1%
      Cigna  (A)                               7,513               879
                                                          ------------
    Total Life/Health Insurance                                    879
                                                          ------------
    MACHINERY-CONSTRUCTION & MINING -- 1.3%
      Caterpillar  (A)                       104,122             6,321
      Terex*  (A)                             67,006             3,468
                                                          ------------
    Total Machinery-Construction & Mining                        9,789
                                                          ------------
    MACHINERY-PUMPS -- 0.6%
      Flowserve*  (A)                         76,600             4,060
                                                          ------------
    Total Machinery-Pumps                                        4,060
                                                          ------------


--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------

    MEDICAL PRODUCTS -- 2.0%
      Baxter International  (A)               66,338      $      3,050
      Johnson & Johnson  (A)                 168,592            11,363
                                                          ------------
    Total Medical Products                                      14,413
                                                          ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.1%
      Genentech*                              94,669             7,886
                                                          ------------
    Total Medical-Biomedical/Genetic                             7,886
                                                          ------------
    MEDICAL-DRUGS -- 0.9%
      Abbott Laboratories (A)                  7,416               352
      Bristol-Myers Squibb  (A)               21,692               537
      Pfizer  (A)                             56,122             1,496
      Wyeth                                   76,918             3,925
                                                          ------------
    Total Medical-Drugs                                          6,310
                                                          ------------
    MEDICAL-HMO -- 1.2%
      Health Net* (A)                         88,161             3,660
      Humana*  (A)                            68,923             4,135
      WellPoint*                              11,498               877
                                                          ------------
    Total Medical-HMO                                            8,672
                                                          ------------
    MEDICAL-HOSPITALS -- 0.3%
      HCA  (A)                                10,062               508
      Tenet Healthcare*  (A)                 252,000             1,779
                                                          ------------
    Total Medical-Hospitals                                      2,287
                                                          ------------
    MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 3.7%
      AmerisourceBergen  (A)                 190,497             8,992
      Cardinal Health  (A)                   276,902            18,123
                                                          ------------
    Total Medical-Wholesale Drug Distributors                   27,115
                                                          ------------
    METAL PROCESSORS & FABRICATORS -- 0.2%
      Commercial Metals  (A)                  63,468             1,689
                                                          ------------
    Total Metal Processors & Fabricators                         1,689
                                                          ------------
    METAL-DIVERSIFIED -- 0.7%
      Freeport-McMoRan Copper &
         Gold, Cl B  (A)                      84,324             5,100
                                                          ------------
    Total Metal-Diversified                                      5,100
                                                          ------------
    MULTI-LINE INSURANCE -- 4.5%
      Hartford Financial Services
         Group  (A)                           60,762             5,296
      Loews  (A)                             348,454            13,562
      Metlife  (A)                           244,564            13,972
                                                          ------------
    Total Multi-Line Insurance                                  32,830
                                                          ------------
    MULTIMEDIA -- 3.1%
      News, Cl A  (A)                        187,378             3,907
      Walt Disney  (A)                       593,656            18,676
                                                          ------------
    Total Multimedia                                            22,583
                                                          ------------
    NETWORKING PRODUCTS -- 0.4%
      Cisco Systems*  (A)                    119,652             2,887
                                                          ------------
    Total Networking Products                                    2,887
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    OFFICE AUTOMATION & EQUIPMENT -- 0.8%
      Xerox*                                 360,985      $      6,137
                                                          ------------
    Total Office Automation & Equipment                          6,137
                                                          ------------
    OIL & GAS DRILLING -- 0.3%
      Nabors Industries*  (A)                 63,576             1,963
                                                          ------------
    Total Oil & Gas Drilling                                     1,963
                                                          ------------
    OIL COMPANIES-INTEGRATED -- 9.1%
      Chevron  (A)                           146,804             9,865
      ConocoPhillips  (A)                     85,855             5,172
      Exxon Mobil                            604,530            43,176
      Marathon Oil  (A)                       96,069             8,300
                                                          ------------
    Total Oil Companies-Integrated                              66,513
                                                          ------------
    OIL-FIELD SERVICES -- 0.0%
      Halliburton (A)                          6,796               220
                                                          ------------
    Total Oil-Field Services                                       220
                                                          ------------
    PAPER & RELATED PRODUCTS -- 1.0%
      International Paper Company
         (A)                                 209,804             6,997
                                                          ------------
    Total Paper & Related Products                               6,997
                                                          ------------
    PHARMACY SERVICES -- 2.0%
      Express Scripts* (A)                    33,699             2,147
      Medco Health Solutions*  (A)           227,424            12,167
                                                          ------------
    Total Pharmacy Services                                     14,314
                                                          ------------
    PHOTO EQUIPMENT & SUPPLIES -- 0.9%
      Eastman Kodak (A)                      266,006             6,491
                                                          ------------
    Total Photo Equipment & Supplies                             6,491
                                                          ------------
    PIPELINES -- 0.1%
      El Paso (A)                             27,382               375
                                                          ------------
    Total Pipelines                                                375
                                                          ------------
    PROPERTY/CASUALTY INSURANCE -- 2.1%
      First American (A)                      29,406             1,201
      Mercury General  (A)                     7,870               407
      Progressive  (A)                        42,709             1,032
      Safeco  (A)                            120,378             7,005
      St. Paul Travelers  (A)                112,848             5,770
                                                          ------------
    Total Property/Casualty Insurance                           15,415
                                                          ------------
    QUARRYING -- 0.8%
      Vulcan Materials                        74,786             6,094
                                                          ------------
    Total Quarrying                                              6,094
                                                          ------------
    REITS-APARTMENTS -- 0.2%
      AvalonBay Communities  (A)               9,950             1,304
                                                          ------------
    Total REITs-Apartments                                       1,304
                                                          ------------
    REITS-DIVERSIFIED -- 0.3%
      Rayonier  (A)                           62,240             2,551
                                                          ------------
    Total REITs-Diversified                                      2,551
                                                          ------------


--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    REITS-HOTELS -- 0.7%
      Host Hotels & Resorts (A)              235,641      $      5,434
                                                          ------------
    Total REITs-Hotels                                           5,434
                                                          ------------
    REITS-STORAGE -- 1.5%
      Public Storage  (A)                    125,594            11,267
                                                          ------------
    Total REITs-Storage                                         11,267
                                                          ------------
    RENTAL AUTO/EQUIPMENT -- 0.3%
      Avis Budget Group  (A)                 103,007             2,038
                                                          ------------
    Total Rental Auto/Equipment                                  2,038
                                                          ------------
    RETAIL-AUTOMOBILE -- 0.4%
      Autonation*  (A)                        49,937             1,001
      Carmax*  (A)                            50,220             2,225
                                                          ------------
    Total Retail-Automobile                                      3,226
                                                          ------------
    RETAIL-BUILDING PRODUCTS -- 0.4%
      Lowe's  (A)                             98,481             2,968
                                                          ------------
    Total Retail-Building Products                               2,968
                                                          ------------
    RETAIL-CONSUMER ELECTRONICS -- 0.2%
      Circuit City  (A)                       67,384             1,818
                                                          ------------
    Total Retail-Consumer Electronics                            1,818
                                                          ------------
    RETAIL-DISCOUNT -- 3.1%
      Costco Wholesale  (A)                  340,483            18,175
      Wal-Mart Stores                         97,799             4,819
                                                          ------------
    Total Retail-Discount                                       22,994
                                                          ------------
    RETAIL-DRUG STORE -- 0.3%
      CVS (A)                                 63,293             1,986
                                                          ------------
    Total Retail-Drug Store                                      1,986
                                                          ------------
    RETAIL-MAJOR DEPARTMENT STORE -- 0.0%
      JC Penney (A)                            1,776               134
                                                          ------------
    Total Retail-Major Department Store                            134
                                                          ------------
    RUBBER-TIRES -- 0.2%
      Goodyear Tire & Rubber* (A)             98,600             1,512
                                                          ------------
    Total Rubber-Tires                                           1,512
                                                          ------------
    S&L/THRIFTS-WESTERN US -- 2.1%
      Washington Mutual                      361,198            15,279
                                                          ------------
    Total S&L/Thrifts-Western US                                15,279
                                                          ------------
    SUPER-REGIONAL BANKS-US -- 3.2%
      Bank of America  (A)                    67,180             3,619
      PNC Financial Services  (A)             14,915             1,045
      Wachovia                               188,848            10,481
      Wells Fargo                            240,155             8,715
                                                          ------------
    Total Super-Regional Banks-US                               23,860
                                                          ------------
    TELECOMMUNICATIONS EQUIPMENT -- 0.1%
      Lucent Technologies*  (A)              179,417               436
                                                          ------------
    Total Telecommunications Equipment                             436
                                                          ------------


                                         SHARES/FACE
DESCRIPTION                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
    TELECOMMUNICATIONS SERVICES -- 0.2%
      Embarq (A)                              25,878      $      1,251
                                                          ------------
    Total Telecommunications Services                            1,251
                                                          ------------
    TELEPHONE-INTEGRATED -- 3.8%
      AT&T (A)                               207,207             7,097
      BellSouth  (A)                          83,157             3,750
      Qwest Communications*  (A)             504,155             4,351
      Sprint Nextel  (A)                     674,506            12,607
      Telephone & Data Systems  (A)            9,219               450
                                                          ------------
    Total Telephone-Integrated                                  28,255
                                                          ------------
    TOBACCO -- 3.0%
      Altria Group  (A)                      210,829            17,147
      Loews - Carolina Group  (A)             84,597             4,891
                                                          ------------
    Total Tobacco                                               22,038
                                                          ------------
    TRANSPORT-RAIL -- 0.7%
      CSX (A)                                  7,396               264
      Union Pacific                           53,397             4,839
                                                          ------------
    Total Transport-Rail                                         5,103
                                                          ------------
    TRANSPORT-SERVICES -- 1.0%
      Ryder System  (A)                       40,216             2,117
      United Parcel Service, Cl B             68,247             5,143
                                                          ------------
    Total Transport-Services                                     7,260
                                                          ------------
    TRANSPORT-TRUCK -- 0.3%
      YRC Worldwide*                          62,086             2,405
                                                          ------------
    Total Transport-Truck                                        2,405
                                                          ------------
    WATER TREATMENT FACILITIES -- 0.1%
      Nalco Holding*  (A)                     22,303               451
                                                          ------------
    Total Water Treatment Facilities                               451
                                                          ------------
    WEB PORTALS/ISP -- 0.8%
      Google, Cl A* (A)                       11,869             5,654
                                                          ------------
    Total Web Portals/ISP                                        5,654
                                                          ------------
    WIRELESS EQUIPMENT -- 0.3%
      Motorola  (A)                           87,764             2,024
                                                          ------------
    Total Wireless Equipment                                     2,024
                                                          ------------
Total Common Stock
  (Cost $733,035)                                              797,820
                                                          ------------

TREASURY BILL -- 5.7%
    U.S. Treasury Bill (B)
      4.729%, 01/11/07                    $   42,740            42,325
                                                          ------------
Total Treasury Bill
  (Cost $42,325)                                                42,325
                                                          ------------


--------------------------------------------------------------------------------
4                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 5.5%
      HighMark Diversified Money
         Market Fund, Fiduciary
         Class
         4.876% (C)                        5,400,050      $      5,400
      Union Bank of California
         Money Market Fund,
         Fiduciary Class
         4.467% (C)                       34,786,882            34,787
                                                          ------------
Total Cash Equivalents
  (Cost $40,187)                                                40,187
                                                          ------------

WARRANTS -- 0.0%
      Raytheon*                                  528                 8
                                                          ------------
Total Warrants
  (Cost $--)                                                         8
                                                          ------------

Total Investments (119.7%) +
  (Cost $815,547)                                              880,340
                                                          ------------

SECURITIES SOLD SHORT -- (17.9)%

COMMON STOCK -- (17.9)%
    ADVERTISING SERVICES -- (0.4)%
      RH Donnelley*                          (46,130)           (2,778)
                                                          ------------
    Total Advertising Services                                  (2,778)
                                                          ------------
    AEROSPACE/DEFENSE-EQUIPMENT -- (0.3)%
      DRS Technologies                       (48,531)           (2,146)
                                                          ------------
    Total Aerospace/Defense-Equipment                           (2,146)
                                                          ------------
    AIRLINES -- (0.7)%
      Southwest Airlines                    (355,867)           (5,349)
                                                          ------------
    Total Airlines                                              (5,349)
                                                          ------------
    APPLICATIONS SOFTWARE -- (0.8)%
      Salesforce.com*                       (153,753)           (5,999)
                                                          ------------
    Total Applications Software                                 (5,999)
                                                          ------------
    AUTO-MEDIUM & HEAVY DUTY TRUCKS -- (0.4)%
      Navistar International*               (105,472)           (2,925)
                                                          ------------
    Total Auto-Medium & Heavy Duty Trucks                       (2,925)
                                                          ------------
    BROADCAST SERVICES/PROGRAMMING -- (1.3)%
      Discovery, Cl A*                      (287,284)           (4,263)
      Liberty Global, Cl A*                  (59,265)           (1,555)
      Liberty Media Capital, Cl A*           (37,925)           (3,378)
                                                          ------------
    Total Broadcast Services/Programming                        (9,196)
                                                          ------------
    BUILDING-RESIDENTIAL/COMMERCIAL -- (0.2)%
      Standard Pacific                       (37,848)             (917)
                                                          ------------
    Total Building-Residential/Commercial                         (917)
                                                          ------------
    CASINO HOTELS -- (0.2)%
      Wynn Resorts*                          (23,225)           (1,708)
                                                          ------------
    Total Casino Hotels                                         (1,708)
                                                          ------------


DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
    COMPUTERS-MEMORY DEVICES -- (0.3)%
      Sandisk*                               (46,582)     $     (2,241)
                                                          ------------
    Total Computers-Memory Devices                              (2,241)
                                                          ------------
    DATA PROCESSING/MANAGEMENT -- (0.6)%
      Fair Isaac                              (6,431)             (236)
      MasterCard, Cl A                       (10,217)             (757)
      Paychex                                (94,871)           (3,746)
                                                          ------------
    Total Data Processing/Management                            (4,739)
                                                          ------------
    DIVERSIFIED OPERATIONS -- (0.0)%
      Leucadia National                    (8,924)                (235)
                                                           ------------
    Total Diversified Operations                                  (235)
                                                           ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- (0.7)%
      Gentex                                (343,781)           (5,470)
                                                          ------------
    Total Electronic Components-Miscellaneous                   (5,470)
                                                          ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- (0.6)%
      PMC-Sierra*                           (424,405)           (2,814)
      Silicon Laboratories*                  (51,834)           (1,691)
                                                          ------------
    Total Electronic Components-Semiconductors                 (4,505)
                                                          ------------
    ENERGY-ALTERNATE SOURCES -- (0.1)%
      Covanta Holdings*                      (22,200)             (451)
                                                          ------------
    Total Energy-Alternate Sources                                (451)
                                                          ------------
    FOOD-CONFECTIONERY -- (0.4)%
      JM Smucker                             (37,182)           (1,822)
      Wrigley (Wm.) Jr                       (23,656)           (1,229)
                                                          ------------
    Total Food-Confectionery                                    (3,051)
                                                          ------------
    HAZARDOUS WASTE DISPOSAL -- (0.4)%
      Stericycle*                            (36,523)           (2,583)
                                                          ------------
    Total Hazardous Waste Disposal                              (2,583)
                                                          ------------
    INDEPENDENT POWER PRODUCER -- (0.1)%
      Dynegy, Cl A*                         (104,528)             (636)
                                                          ------------
    Total Independent Power Producer                              (636)
                                                          ------------
    INTERNET INFRASTRUCTURE SOFTWARE -- (0.2)%
      F5 Networks*                           (24,309)           (1,609)
                                                          ------------
    Total Internet Infrastructure Software                      (1,609)
                                                          ------------
    INTERNET SECURITY -- (0.5)%
      Symantec*                             (196,314)           (3,895)
                                                          ------------
    Total Internet Security                                     (3,895)
                                                          ------------
    MACHINERY-PRINT TRADE -- (0.1)%
      Zebra Technology, Cl A*                (21,948)             (818)
                                                          ------------
    Total Machinery-Print Trade                                   (818)
                                                          ------------
    MEDICAL-BIOMEDICAL/GENETIC -- (0.7)%
      Millennium Pharmaceuticals*           (325,509)           (3,808)
      PDL Biopharma*                         (57,247)           (1,210)
                                                          ------------
    Total Medical-Biomedical/Genetic                            (5,018)
                                                          ------------



--------------------------------------------------------------------------------
5                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------

    MEDICAL-DRUGS -- (0.2)%
      Abraxis Bioscience*                    (45,027)     $     (1,189)
                                                          ------------
    Total Medical-Drugs                                         (1,189)
                                                          ------------
    MEDICAL INSTRUMENTS -- (0.8)%
      Boston Scientific*                    (390,034)           (6,205)
                                                          ------------
    Total Medical Instruments                                   (6,205)
                                                          ------------
    MEDICAL PRODUCTS -- (0.2)%
      Cooper Companies                       (27,107)           (1,562)
                                                          ------------
    Total Medical Products                                      (1,562)
                                                          ------------
    NETWORKING PRODUCTS -- (0.2)%
      Juniper Networks*                      (95,988)           (1,653)
                                                          ------------
    Total Networking Products                                   (1,653)
                                                          ------------
    OIL COMPANY-EXPLORATION & PRODUCTION -- (0.2)%
      Quicksilver Resource*                  (48,883)           (1,676)
                                                          ------------
    Total Oil Company-Exploration & Production                  (1,676)
                                                          ------------
    PAPER & RELATED PRODUCTS -- (0.9)%
      Louisiana-Pacific                     (339,399)           (6,713)
                                                          ------------
    Total Paper & Related Products                              (6,713)
                                                          ------------
    RADIO -- (0.4)%
      XM Satellite Radio, Cl A*             (258,216)           (3,011)
                                                          ------------
    Total Radio                                                 (3,011)
                                                          ------------
    RETAIL-JEWELRY -- (1.0)%
      Tiffany                               (202,479)           (7,233)
                                                          ------------
    Total Retail-Jewelry                                        (7,233)
                                                          ------------
    RETIREMENT/AGED CARE -- (0.1)%
      Brookdale Senior Living                (21,462)           (1,033)
                                                          ------------
    Total Retirement/Aged Care                                  (1,033)
                                                          ------------
    S&L/THRIFTS-EASTERN US -- (0.3)%
      Hudson City Bancorp                   (167,984)           (2,306)
                                                          ------------
    Total S&L/Thrifts-Eastern US                                (2,306)
                                                          ------------
    SEMICONDUCTOR EQUIPMENT -- (0.2)%
      Teradyne*                             (114,665)           (1,608)
                                                          ------------
    Total Semiconductor Equipment                               (1,608)
                                                          ------------
    TELECOMMUNICATION SERVICES -- (0.5)%
      NTL                                   (134,551)           (3,637)
                                                          ------------
    Total Telecommunication Services                            (3,637)
                                                          ------------
    TELECOMMUNICATIONS EQUIPMENT -- (0.1)%
      Comverse Technology*                   (20,900)             (455)
                                                          ------------
    Total Telecommunications Equipment                            (455)
                                                          ------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- (0.2)%
      Ciena*                                 (47,835)           (1,124)
      JDS Uniphase*                          (27,568)             (401)
                                                          ------------
    Total Telecommunications Equipment-Fiber
    Optics                                                      (1,525)
                                                          ------------


DESCRIPTION                         SHARES/CONTRACTS       VALUE (000)
-------------------------------------------------------------------------------
    TELEPHONE-INTEGRATED -- (0.9)%
      Centurytel                            (163,667)     $     (6,586)
                                                          ------------
    Total Telephone-Integrated                                  (6,586)
                                                          ------------
    TELEVISION -- (1.1)%
      CBS, Cl B                             (245,362)           (7,101)
      Hearst-Argyle Television               (26,543)             (669)
                                                          ------------
    Total Television                                            (7,770)
                                                          ------------
    THERAPEUTICS -- (1.0)%
      Amylin Pharmaceuticals*               (163,324)           (7,180)
                                                          ------------
    Total Therapeutics                                          (7,180)
                                                          ------------
    WATER -- (0.4)%
      Aqua America                          (116,887)           (2,835)
                                                          ------------
    Total Water                                                 (2,835)
                                                          ------------
    WIRELESS EQUIPMENT -- (0.2)%
      SBA Communications*                    (51,348)           (1,372)
                                                          ------------
    Total Wireless Equipment                                    (1,372)
                                                          ------------
Total Securities Sold Short
  (Proceeds $(128,761)                                        (131,818)
                                                          ------------

WRITTEN INDEX OPTION CONTRACTS -- (1.8)%
    AMEX Biotechnology Index
      November 2006 720 Call*                   (325)           (1,599)
    CBOE Dow Jones Index
      November 2006 470 Call*                   (600)             (666)
    Morgan Stanley Consumer Index
      November 2006 660 Call*                   (425)             (693)
    PHLX Gold/Silver Index
      November 2006 127.50 Call*              (2,175)           (2,436)
    PHLX Oil Service Index
      November 2006 187.50 Call*              (1,475)             (974)
    S&P 500 Index November 2006
      1,345 Call*                               (975)           (3,218)
    S&P 500 Index November 2006
      1,365 Call*                             (1,925)           (3,523)
                                                          ------------
Total Written Index Option Contracts
  (Proceeds $(10,650))                                         (13,109)
                                                          ------------

Other Assets and Liabilities, Net  -- 0.0%                        (306)
                                                          ------------

Total Net Assets -- 100.0%                                $    735,107
                                                          ============

*    Non-income producing security.

(A) All or a portion of this security is held as collateral for securities sold short or open written option contracts.
(B) Security, or portion thereof, has been pledged as collateral on open future contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C) The rate reported on the Schedule of Investments is the 7-day effective yield at October 31, 2006.
Cl   -- Class
HMO  -- Health Maintenance Organization
ISP  -- Internet Service Provider
R&D  -- Research and Development
REITs -- Real Estate Investment Trusts
S&L  -- Savings and Loan
Ser  -- Series

--------------------------------------------------------------------------------
6                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------


Cost figures are shown with "000's" omitted.
Amounts designated as "--"are either $0 or have been rounded to $0.

+ At October 31, 2006, the tax basis cost of the Fund's investments, excluding securities sold short, futures and written option contracts was $815,546,931, and the unrealized appreciation and depreciation were $73,916,196 and $(9,123,700), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


































--------------------------------------------------------------------------------
7                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



The Fund had the following forward currency contracts open as of October 31,
2006:
--------------------------------------------------------------------------------


                                                                                    Unrealized
   Maturity                                                                        Appreciation/
     Date               Currency to Deliver           Currency to Receive         (Depreciation)
--------------- ------ ---------------------- ------ -----------------------   ----------------------
  12/20/2006      USD              9,230,616    AUD              12,000,000         $         46,564
  12/20/2006      USD            125,480,460    AUD             167,000,000                3,626,964
  12/20/2006      USD              7,427,590    AUD              10,000,000                  303,393
  12/20/2006      USD             57,437,532    CAD              64,000,000                 (334,432)
  12/20/2006      USD              6,343,980    NOK              40,000,000                 (205,700)
  12/20/2006      USD              9,515,819    NOK              60,000,000                 (308,399)
  12/20/2006      USD              9,516,837    NOK              60,000,000                 (309,416)
  12/20/2006      USD            109,076,384    NOK             710,000,000                 (121,911)
  12/20/2006      USD              4,557,059    NOK              30,000,000                   46,651
  12/20/2006      USD              4,549,802    NOK              30,000,000                   53,908
  12/20/2006      USD             21,154,240    NZD              32,000,000                  206,355
  12/20/2006      USD             81,953,550    SEK             590,000,000                   54,215
  12/20/2006      CHF             10,000,000    USD               8,179,036                   99,018
  12/20/2006      CHF             15,000,000    USD              12,281,502                  161,475
  12/20/2006      CHF             15,000,000    USD              12,279,602                  159,575
  12/20/2006      GBP             10,000,000    USD              18,998,710                  (82,589)
  12/20/2006      EUR              7,000,000    USD               9,022,741                   65,642
  12/20/2006      GBP             61,000,000    USD             114,603,750               (1,792,175)
  12/20/2006      JPY         14,700,000,000    USD             126,129,373                 (488,710)
  12/20/2006      EUR            100,000,000    USD             127,472,000                 (486,563)
  12/20/2006      CHF             80,000,000    USD              64,428,838                 (211,306)
  12/20/2006      CAD             10,000,000    USD               8,880,734                  (41,625)
  12/20/2006      CAD             10,000,000    USD               8,880,703                  (41,657)
  12/20/2006      GBP              4,000,000    USD               7,534,884                  (97,636)
  12/20/2006      NZD             86,000,000    USD              56,623,076                 (783,523)
                                                                                    ----------------

                                                                        TOTAL              ($481,882)
                                                                                    ================



AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD-- New Zealand Dollar
SEK -- Swedish Krona
USD -- U.S. Dollar



--------------------------------------------------------------------------------
8                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
October 31, 2006 (Unaudited)



The Fund had the following futures contracts open as of October 31, 2006:

                                     Number of                     Expiration     Unrealized Appreciation
       Contract Description          Contracts    Contract Value      Date             (Depreciation)
------------------------------------ ----------- ----------------- ----------- ---------------------------
Amsterdam Index                             692      $ 85,945,838  11/17/2006              $     (995,913)
CAC40 Index                               1,275        87,182,546  11/20/2006                     205,214
DAX Index                                   320        64,253,809  12/19/2006                   2,720,861
DJ Euro Stoxx 50 Index                      244        12,493,019  12/15/2006                     794,410
FTSE 100 Index                              742        86,906,575  12/15/2006                   3,241,025
Hang Seng Index                             300        35,374,902  11/29/2006                     317,635
IBEX 35 Index                             (400)      (70,017,101)  11/20/2006                  (1,810,067)
OMX Index                               (3,498)      (52,689,479)  11/24/2006                     813,104
S&P 500 Index                             (141)      (48,757,800)  12/17/2006                  (2,442,825)
S&P/MIB Index                             (139)      (35,121,634)  12/18/2006                  (1,637,734)
S&P/TSE 60 Index                          (651)      (81,773,719)  12/20/2006                  (3,859,411)
SPI 200 Index                             (868)      (90,054,110)  12/21/2006                  (4,436,050)
TOPIX Index                                 506        69,816,231  12/7/2006                   (1,287,296)
                                                                                           --------------
                                                                                           $   (8,377,047)
                                                                                           ==============












--------------------------------------------------------------------------------
9                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Analytic Global Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 47.8%
    AEROSPACE/DEFENSE -- 1.2%
      Boeing (B)                                 100      $          8
      Northrop Grumman (B)                       170                11
      Raytheon (B)                               844                42
                                                          ------------
    Total Aerospace/Defense                                         61
                                                          ------------
    AEROSPACE/DEFENSE EQUIPMENT -- 0.1%
      United Technologies (B)                    100                 7
                                                          ------------
    Total Aerospace/Defense Equipment                                7
                                                          ------------
    AUTO-CARS/LIGHT TRUCKS -- 0.1%
      General Motors (B)                         200                 7
                                                          ------------
    Total Auto-Cars/Light Trucks                                     7
                                                          ------------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.2%
      Johnson Controls (B)                       786                64
                                                          ------------
    Total Auto/Truck Parts & Equipment-Original                     64
                                                          ------------
    CABLE TV -- 1.7%
      Comcast, Cl A (B)*                       1,786                73
      DIRECTV (B)*                               717                16
                                                          ------------
    Total Cable TV                                                  89
                                                          ------------
    COMMERCIAL BANKS-EASTERN US -- 0.2%
      M & T Bank (B)                             100                12
                                                          ------------
    Total Commercial Banks-Eastern US                               12
                                                          ------------
    COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Compass Bancshares (B)                     200                11
                                                          ------------
    Total Commercial Banks-Southern US                              11
                                                          ------------
    COMMERCIAL SERVICES-FINANCE-- 0.1%
      Western Union (B)*                         200                 4
                                                          ------------
    Total Commercial Services-Finance                                4
                                                          ------------
    COMPUTER SERVICES -- 1.9%
      Ceridian*                                1,800                42
      Computer Sciences (B)*                     200                11
      Electronic Data Systems (B)              1,897                48
                                                          ------------
    Total Computer Services                                        101
                                                          ------------
    COMPUTERS -- 1.3%
      Hewlett-Packard (B)                      1,718                67
                                                          ------------
    Total Computers                                                 67
                                                          ------------
    DATA PROCESSING/MANAGEMENT -- 0.1%
      First Data (B)                             200                 5
                                                          ------------
    Total Data Processing/Management                                 5
                                                          ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.1%
      Cooper Industries, Cl A                    300                27
      General Electric (B)                     1,100                39
      Textron                                    400                36
      Tyco International                         200                 6
                                                          ------------
    Total Diversified Manufacturing Operations                     108
                                                          ------------


DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------
    E-COMMERCE/SERVICES -- 0.5%
      Interactivecorp (B)*                       800      $         25
                                                          ------------
    Total E-Commerce/Services                                       25
                                                          ------------
    ELECTRIC-INTEGRATED -- 0.9%
      Duke Energy (B)                            877                28
      FirstEnergy (B)                            303                18
                                                          ------------
    Total Electric-Integrated                                       46
                                                          ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
      Flextronics International
      (B)*                                     1,400                16
                                                          ------------
    Total Electronic Components-Miscellaneous                       16
                                                          ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.1%
      Intel                                      300                 6
                                                          ------------
    Total Electronic Components-Semiconductors                       6
                                                          ------------
    ENTERPRISE SOFTWARE/SERVICES -- 0.6%
      BEA Systems (B)*                         2,000                33
                                                          ------------
    Total Enterprise Software/Services                              33
                                                          ------------
    FINANCE-COMMERCIAL -- 0.7%
      CIT Group (B)                              746                39
                                                          ------------
    Total Finance-Commercial                                        39
                                                          ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 8.9%
      Goldman Sachs Group (B)                    638               121
      Lehman Brothers Holdings (B)             1,119                87
      Merrill Lynch                            1,270               111
      Morgan Stanley (B)                       1,879               144
                                                          ------------
    Total Finance-Investment Banker/Broker                         463
                                                          ------------
    FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
      Countrywide Financial (B)                  164                 6
      Freddie Mac (B)                             68                 5
                                                          ------------
    Total Finance-Mortgage Loan/Banker                              11
                                                          ------------
    FINANCIAL GUARANTEE INSURANCE -- 0.1%
      Radian Group (B)                           114                 6
                                                          ------------
    Total Financial Guarantee Insurance                              6
                                                          ------------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.9%
      Kraft Foods, Cl A (B)                    1,396                48
                                                          ------------
    Total Food-Miscellaneous/Diversified                            48
                                                          ------------
    FOOD-RETAIL -- 0.2%
      Kroger (B)                                 200                 4
      Safeway (B)                                200                 6
                                                          ------------
    Total Food-Retail                                               10
                                                          ------------
    HUMAN RESOURCES -- 2.7%
      Manpower (B)                             2,050               139
                                                          ------------
    Total Human Resources                                          139
                                                          ------------
    INDEPENDENT POWER PRODUCER -- 0.1%
      Reliant Energy*                            300                 4
                                                          ------------
    Total Independent Power Producer                                 4
                                                          ------------


1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Analytic Global Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------
    LIFE/HEALTH INSURANCE -- 4.2%
      Cigna (B)                                   79      $          9
      Lincoln National (B)                     2,057               130
      Prudential Financial (B)                 1,007                78
                                                          ------------
    Total Life/Health Insurance                                    217
                                                          ------------
    MACHINERY-FARM -- 0.4%
      Deere (B)                                  227                19
                                                          ------------
    Total Machinery-Farm                                            19
                                                          ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 0.2%
      Biogen Idec (B)*                           200                 9
                                                          ------------
    Total Medical-Biomedical/Genetic                                 9
                                                          ------------
    MEDICAL-DRUGS -- 2.5%
      Merck (B)                                2,886               131
                                                          ------------
    Total Medical-Drugs                                            131
                                                          ------------
    MEDICAL-HOSPITALS -- 0.2%
      Triad Hospitals (B)*                       300                11
                                                          ------------
    Total Medical-Hospitals                                         11
                                                          ------------
    MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.8%
      AmerisourceBergen (B)                      897                42
                                                          ------------
    Total Medical-Wholesale Drug Distributors                       42
                                                          ------------
    METAL-COPPER -- 0.8%
      Phelps Dodge (B)                           400                40
                                                          ------------
    Total Metal-Copper                                              40
                                                          ------------
    METAL-DIVERSIFIED -- 0.3%
      Freeport-McMoRan Copper &
         Gold, Cl B (B)                          267                16
                                                          ------------
    Total Metal-Diversified                                         16
                                                          ------------
    MULTI-LINE INSURANCE -- 1.2%
      Metlife (B)                              1,100                63
                                                          ------------
    Total Multi-Line Insurance                                      63
                                                          ------------
    MULTIMEDIA -- 1.5%
      Walt Disney                              2,500                79
                                                          ------------
    Total Multimedia                                                79
                                                          ------------
    NETWORKING PRODUCTS -- 0.2%
      Cisco Systems (B)*                         500                12
                                                          ------------
    Total Networking Products                                       12
                                                          ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
      Ultra Petroleum (B)*                       147                 8
                                                          ------------
    Total Oil Companies-Exploration & Production                     8
                                                          ------------
    OIL COMPANIES-INTEGRATED -- 0.2%
      Occidental Petroleum (B)                   268                13
                                                          ------------
    Total Oil Companies-Integrated                                  13
                                                          ------------


DESCRIPTION                                 SHARES          VALUE (000)
--------------------------------------------------------------------------------
    PAPER & RELATED PRODUCTS -- 0.6%
      International Paper                      1,000      $         33
                                                          ------------
    Total Paper & Related Products                                  33
                                                          ------------
    PHARMACY SERVICES -- 0.5%
      Medco Health Solutions (B)*                499                27
                                                          ------------
    Total Pharmacy Services                                         27
                                                          ------------
    REITS-APARTMENTS -- 0.3%
      Archstone-Smith Trust (B)                  300                18
                                                          ------------
    Total REITs-Apartments                                          18
                                                          ------------
    REITS-HOTELS -- 0.4%
      Host Hotels & Resorts (B)                  800                18
                                                          ------------
    Total REITs-Hotels                                              18
                                                          ------------
    RENTAL AUTO/EQUIPMENT -- 0.8%
      Avis Budget Group (B)                    2,180                43
                                                          ------------
    Total Rental Auto/Equipment                                     43
                                                          ------------
    RETAIL-APPAREL/SHOE -- 0.8%
      Limited Brands (B)                       1,400                41
                                                          ------------
    Total Retail-Apparel/Shoe                                       41
                                                          ------------
    RETAIL-CONSUMER ELECTRONICS -- 0.6%
      Circuit City                             1,200                32
                                                          ------------
    Total Retail-Consumer Electronics                               32
                                                          ------------
    RETAIL-REGIONAL DEPARTMENT STORE -- 1.4%
      Federated Department Stores
         (B)                                   1,652                73
                                                          ------------
    Total Retail-Regional Department Store                          73
                                                          ------------
    STEEL-PRODUCERS -- 0.7%
      United States Steel (B)                    500                34
                                                          ------------
    Total Steel-Producers                                           34
                                                          ------------
    SUPER-REGIONAL BANKS-US -- 0.7%
      Bank of America (B)                        300                16
      PNC Financial Services
         Group (B)                               110                 8
      US Bancorp (B)                             300                10
                                                          ------------
    Total Super-Regional Banks-US                                   34
                                                          ------------
    TELEPHONE-INTEGRATED -- 1.1%
      AT&T (B)                                   674                23
      Qwest Communications
         International*                        3,900                34
                                                          ------------
    Total Telephone-Integrated                                      57
                                                          ------------
    TRANSPORT-RAIL -- 0.7%
      CSX (B)                                    202                 7
      Union Pacific (B)                          312                28
                                                          ------------
    Total Transport-Rail                                            35
                                                          ------------


2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Analytic Global Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------
    WIRELESS EQUIPMENT -- 0.1%
      Motorola (B)                               300      $          7
                                                          ------------
    Total Wireless Equipment                                         7
                                                          ------------
Total Common Stock
  (Cost $2,271)                                                  2,494
                                                          ------------

FOREIGN COMMON STOCK -- 58.0%
    AUSTRALIA -- 5.9%
      BHP Billiton (B)                         5,244               112
      Downer EDI                               2,902                14
      National Australia Bank                    434                13
      Rio Tinto                                1,649               100
      Santos                                   8,667                71
                                                          ------------
    Total Australia                                                310
                                                          ------------
    AUSTRIA -- 1.8%
      Meinl European Land*                     4,333                96
                                                          ------------
    Total Austria                                                   96
                                                          ------------
    BELGIUM -- 0.1%
      KBC Groep                                   60                 7
                                                          ------------
    Total Belgium                                                    7
                                                          ------------
    CANADA -- 6.5%
      ACE Aviation Holdings, Cl A*               300                10
      Algoma Steel*                              300                 9
      Bank of Montreal                           324                20
      Bank of Nova Scotia                        271                12
      BCE                                        500                14
      Brookfield Asset
         Management, Cl A                        400                18
      Canadian Imperial Bank of
         Commerce                                200                16
      Fortis                                   1,900                43
      IPSCO                                      200                18
      National Bank of Canada                    200                11
      Onex                                     1,000                22
      Power Financial                          1,400                45
      Provident Energy Trust                     600                 7
      Royal Bank of Canada                       300                13
      Teck Cominco, Cl B                         200                15
      TELUS                                    1,100                64
                                                          ------------
    Total Canada                                                   337
                                                          ------------
    CHINA -- 0.2%
      Foxconn International
         Holdings (B)*                         4,000                13
                                                          ------------
    Total China                                                     13
                                                          ------------
    DENMARK -- 3.2%
      Carlsberg (B)                            1,150                99
      Danske Bank                                300                13
      Novo-Nordisk                               750                56
                                                          ------------
    Total Denmark                                                  168
                                                          ------------
    FRANCE -- 1.7%
      AXA                                        156                 6
      BNP Paribas                                198                22
      Credit Agricole                            449                19
      PPR                                         49                 7


DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------
    FRANCE -- CONTINUED
      Societe Generale (B)                       138      $         23
      Suez                                       252                11
                                                          ------------
    Total France                                                    88
                                                          ------------
    GERMANY -- 0.6%
      Deutsche Lufthansa (B)                     915                21
      E.ON (B)                                    64                 8
                                                          ------------
    Total Germany                                                   29
                                                          ------------
    GREECE -- 0.3%
      Technical Olympic (B)                    4,137                14
                                                          ------------
    Total Greece                                                    14
                                                          ------------
    HONG KONG -- 3.7%
      CLP Holdings                            15,500                99
      Swire Pacific, Cl A                      9,000                95
                                                          ------------
    Total Hong Kong                                                194
                                                          ------------
    IRELAND -- 0.6%
      Allied Irish Banks (B)                     357                10
      CRH (B)                                    601                21
                                                          ------------
    Total Ireland                                                   31
                                                          ------------
    ITALY -- 2.3%
      BPU Banca ScpA                             283                 8
      Fiat (B)*                                3,012                53
      Italcementi (B)                          1,413                37
      UniCredito Italiano (B)                  2,474                21
                                                          ------------
    Total Italy                                                    119
                                                          ------------
    JAPAN -- 8.8%
      Bank of Yokohama (B)                     1,000                 8
      Canon (B)                                  600                32
      Daiichi Sankyo (B)                       1,000                30
      Hitachi (B)                              1,000                 6
      Kubota (B)                               4,000                35
      Matsushita Electric
      Industrial (B)                           2,000                42
      Meiji Dairies                            6,000                39
      Mitsubishi UFJ Financial
         Group (B)                                 1                12
      Mizuho Financial Group                       3                23
      Nippon Oil                               8,000                60
      Nippon Telegraph &
         Telephone (B)                             5                25
      Olympus (B)                              1,000                32
      Park24 (B)                                 600                 9
      Pioneer (B)                              1,200                19
      Ricoh (B)                                1,000                20
      Seiko Epson (B)                            300                 7
      Sumitomo (B)                             2,000                26
      Sumitomo Mitsui Financial
         Group                                     2                22
      Terumo (B)                                 300                12
                                                          ------------
    Total Japan                                                    459
                                                          ------------
    NETHERLANDS -- 1.3%
      Akzo Nobel (B)                           1,152                64
      Royal KPN (B)                              435                 6
                                                          ------------
    Total Netherlands                                               70
                                                          ------------


3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Analytic Global Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------
   NEW ZEALAND -- 1.4%
      Fletcher Building                       11,089      $         71
                                                          ------------
    Total New Zealand                                               71
                                                          ------------
    NORWAY -- 3.0%
      Norsk Hydro                              3,889                90
      Orkla (B)                                1,280                66
                                                          ------------
    Total Norway                                                   156
                                                          ------------
    PORTUGAL -- 0.4%
      Cimpor Cimentos de Portugal
         (B)                                   2,774                20
                                                          ------------
    Total Portugal                                                  20
                                                          ------------
    SINGAPORE -- 3.2%
      Fraser and Neave (B)                     7,000                20
      Singapore
         Telecommunications (B)*              32,300                55
      UOL Group (B)                           36,000                93
                                                          ------------
    Total Singapore                                                168
                                                          ------------
    SPAIN -- 1.0%
      Acciona (B)                                 40                 7
      Banco Santander Central
         Hispano (B)                           1,775                31
      Telefonica (B)                             369                 7
      Union Fenosa (B)                           169                 8
                                                          ------------
    Total Spain                                                     53
                                                          ------------
    SWEDEN -- 2.2%
      Nordea Bank (B)                            754                10
      Skandinaviska Enskilda
         Banken (B)*                             510                14
      SSAB Svenskt Staal (B)                   3,400                68
      Volvo (B)                                  398                25
                                                          ------------
    Total Sweden                                                   117
                                                          ------------
    SWITZERLAND -- 3.3%
      ABB (B)                                    822                12
      Adecco (B)                                 138                 9
      Roche Holding                              173                30
      Schindler Holding (B)                      121                 7
      Swatch Group (B)                           584               115
                                                          ------------
    Total Switzerland                                              173
                                                          ------------
    UNITED KINGDOM -- 6.5%
      AstraZeneca (B)                            258                15
      Aviva (B)                                1,229                18
      BG Group (B)                             6,510                86
      British Airways                          1,035                 9
      British American Tobacco (B)             1,932                53
      Corus Group (B)                            941                 8
      HSBC Holdings                            2,838                54
      Mitchells & Butlers (B)                    942                11
      Scottish & Newcastle (B)                 4,379                47
      Tate & Lyle (B)                          2,451                36
                                                          ------------
    Total United Kingdom                                           337
                                                          ------------
Total Foreign Common Stock
  (Cost $2,853)                                                  3,030
                                                          ------------


                                         SHARES/FACE
DESCRIPTION                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

FOREIGN PREFERRED STOCK -- 2.4%
    ITALY -- 2.4%
      Unipol                                  42,077      $        130
                                                          ------------
    Total Italy                                                    130
                                                          ------------
Total Foreign Preferred Stock
  (Cost $128)                                                      130
                                                          ------------

RIGHTS -- 0.0%
      Meinl European Land Rights,
         Expires 11/08/06*                     4,333                --
                                                          ------------
Total Rights
  (Cost $--)                                                        --
                                                          ------------

REPURCHASE AGREEMENT -- 5.2%
  Morgan Stanley, 5.18%, dated
    10/31/06, to be repurchased
    on 11/01/06, repurchase price
    $274,221 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $55,000 to
    $235,000, 0.000% to 5.700%,
    03/21/07 to 07/03/25, total
    market value $283,387) (A)            $      274               274
                                                          ------------
Total Repurchase Agreement
  (Cost $274)                                                      274
                                                          ------------

Total Investments -- 113.4% +
  (Cost $5,526)                                                  5,928
                                                          ------------

SECURITIES SOLD SHORT -- (5.2)%

COMMON STOCK -- (5.2)%
    COMPUTER SERVICES -- (1.8)%
      Unisys*                                (14,363)              (94)
                                                          ------------
    Total Computer Services                                        (94)
                                                          ------------
    INSURANCE BROKERS -- (1.3)%
      Brown & Brown                           (2,300)              (67)
                                                          ------------
    Total Insurance Brokers                                        (67)
                                                          ------------
    GOLD MINING -- (0.1)%
      Meridian Gold*                            (200)               (5)
                                                          ------------
    Total Gold Mining                                               (5)
                                                          ------------
    MULTI-LINE INSURANCE -- (1.6)%
      XL Capital, Cl A                        (1,200)              (85)
                                                          ------------
    Total Multi-Line Insurance                                     (85)
                                                          ------------
    RADIO -- (0.2)%
      XM Satellite Radio, Cl A*                 (800)               (9)
                                                          ------------
    Total Radio                                                     (9)
                                                          ------------

4                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

================================================================================


SCHEDULE OF INVESTMENTS


Old Mutual Analytic Global Defensive Equity Fund
October 31, 2006 (Unaudited)



DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------
   TELEVISION -- (0.2)%
      CBS, Cl B                                 (500)     $        (15)
                                                          ------------
    Total Television                                               (15)
                                                          ------------
Total Securities Sold Short
  (Proceeds $(255))                                               (275)
                                                          ------------

FOREIGN SECURITIES SOLD SHORT -- (13.0)%
    AUSTRALIA -- (3.4)%
      Alumina                                 (4,321)              (23)
      Iluka Resources                         (5,725)              (33)
      Macquarie Communications
         Infrastructure Group                 (7,869)              (37)
      Perpetual                                 (581)              (33)
      Westfield Group*                        (3,659)              (52)
                                                          ------------
    Total Australia                                               (178)
                                                          ------------
    CANADA -- (1.5)%
      Eldorado Gold*                          (1,900)               (8)
      Imperial Oil                              (400)              (14)
      Ivanhoe Mines*                            (600)               (6)
      Precision Drilling                        (300)               (9)
      Shell Canada                              (800)              (31)
      Trican Well Service                       (300)               (5)
      UTS Energy*                               (900)               (3)
                                                          ------------
    Total Canada                                                   (76)
                                                          ------------
    DENMARK -- (1.7)%
      Topdanmark*                               (625)              (88)
                                                          ------------
    Total Denmark                                                  (88)
                                                          ------------
    FINLAND -- (0.1)%
      OKO Bank, Cl A                            (400)               (7)
                                                          ------------
    Total Finland                                                   (7)
                                                          ------------
    FRANCE -- (0.4)%
      Safran                                    (634)              (14)
      Thomson                                   (494)               (9)
                                                          ------------
    Total France                                                   (23)
                                                          ------------
    GERMANY -- (0.3)%
      MLP                                       (770)              (15)
                                                          ------------
    Total Germany                                                  (15)
                                                          ------------
    JAPAN -- (1.1)%
      Aeon Credit Service                       (400)               (9)
      Daido Steel                             (1,000)               (7)
      Daifuku                                   (500)               (7)
      Kintetsu                                (2,000)               (6)
      Leopalace21                               (800)              (29)
                                                          ------------
    Total Japan                                                    (58)
                                                          ------------
    NETHERLANDS -- (2.6)%
      James Hardie Industries                (15,140)              (92)
      Wereldhave                                (359)              (42)
                                                          ------------
    Total Netherlands                                             (134)
                                                          ------------


DESCRIPTION                              SHARES/CONTRACTS  VALUE (000)
--------------------------------------------------------------------------------
    NEW ZEALAND -- (0.1)%
      Vector                                  (3,003)     $         (5)
                                                          ------------
    Total New Zealand                                               (5)
                                                          ------------
    SINGAPORE -- (0.7)%
      Singapore Exchange                      (9,000)              (26)
      Singapore Press Holdings                (3,000)               (8)
                                                          ------------
    Total Singapore                                                (34)
                                                          ------------
    SWEDEN -- (0.1)%
      Kungsleden                                (586)               (7)
                                                          ------------
    Total Sweden                                                    (7)
                                                          ------------
    SWITZERLAND -- (1.0)%
      CIBA Speciality Chemicals                 (560)              (34)
      Zurich Financial Services                  (72)              (18)
                                                          ------------
    Total Switzerland                                              (52)
                                                          ------------
Total Foreign Securities Sold Short
  (Proceeds $(638))                                               (677)
                                                          ------------

WRITTEN INDEX OPTION CONTRACTS -- (2.5)%
    Amex Airline November 2006
      $55 Call                                   (14)               (3)
    Amex Biotechnology Index
      November 2006 $740 Call                     (1)               (3)
    Amex Oil November 2006
      $1,120 Call                                 (8)              (23)
    CBOE Gold Index November 2006
      $130 Call                                  (54)              (72)
    Morgan Stanley Cyclical
      November 2006 $850 Call                    (11)              (14)
    S&P 100 Index November 2006
      $640 Call                                  (15)               (8)
    S&P 500 Index November 2006
      $1,375 Call                                 (7)              (10)
                                                          ------------
Total Written Index Option Contracts
  (Proceeds $(103))                                               (133)
                                                          ------------

Other Assets and Liabilities, Net -- 7.3%                          382
                                                          ------------

Total Net Assets -- 100.0%                                $      5,225
                                                          ============

*    Non-income producing security.

(A)  Tri-Party Repurchase Agreement

(B) All, or a portion of this security is held as collateral on securities sold short or open written option contracts.

Cl   -- Class

REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

Amounts designated as "--"are either $0 or have been rounded to $0.

+ At October 31, 2006, the tax basis cost of the Fund's investments, excluding securities sold short and written option contracts was $5,526,336, and the unrealized appreciation and depreciation were $432,107 and $(30,545), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


5                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay China Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 94.2%
    AIRLINES -- 0.7%
      Air China                          372,000  $       186
                                                  ------------
    Total Airlines                                        186
                                                  ------------
    APPAREL MANUFACTURERS -- 1.2%
      China Ting Group Holdings        1,296,000          300
                                                  ------------
    Total Apparel Manufacturers                           300
                                                  ------------
    APPLICATIONS SOFTWARE -- 2.7%
      Kingdee International
         Software Group                1,402,000          712
                                                  ------------
    Total Applications Software                           712
                                                  ------------
    ATHLETIC FOOTWEAR -- 1.7%
      Yue Yuen Industrial Holdings       145,000          438
                                                  ------------
    Total Athletic Footwear                               438
                                                  ------------
    AUTO-CARS/LIGHT TRUCKS -- 1.8%
      Great Wall Motor                   549,000          460
                                                  ------------
    Total Auto-Cars/Light Trucks                          460
                                                  ------------
    BREWERY -- 1.0%
      Kingway Brewery Holdings           630,000          250
                                                  ------------
    Total Brewery                                         250
                                                  ------------
    BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 1.6%
      China National Building
      Material                           770,000          427
                                                  ------------
    Total Building & Construction
         Products-Miscellaneous                           427
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 6.9%
      China Mobile                       220,500        1,792
                                                  ------------
    Total Cellular Telecommunications                   1,792
                                                  ------------
    CHEMICALS-OTHER -- 3.0%
      Kingboard Chemical Holdings        219,000          777
                                                  ------------
    Total Chemicals-Other                                 777
                                                  ------------
    CIRCUIT BOARDS -- 1.6%
      Elec & Eltek International         152,000          409
                                                  ------------
    Total Circuit Boards                                  409
                                                  ------------
    COAL -- 2.5%
      China Shenhua Energy               369,000          648
                                                  ------------
    Total Coal                                            648
                                                  ------------
    COMMERCIAL BANKS -- 1.6%
      China Merchants Bank*               28,000           44
      Industrial & Commercial
         Bank of China*                  820,000          367
                                                  ------------
    Total Commercial Banks                                411
                                                  ------------
    COMPUTERS-PERIPHERAL EQUIPMENT-- 2.2%
      TPV Technology                     686,000          570
                                                  ------------
    Total Computers-Peripheral Equipment                  570
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    DISPOSABLE MEDICAL PRODUCTS -- 2.1%
      Shandong Weigao Group
         Medical Polymer                 720,000  $       544
                                                  ------------
    Total Disposable Medical Products                     544
                                                  ------------
    DISTRIBUTION/WHOLESALE -- 2.9%
      Esprit Holdings                     79,000          764
                                                  ------------
    Total Distribution/Wholesale                          764
                                                  ------------
    DIVERSIFIED OPERATIONS-- 2.0%
      China Resources Enterprise         224,000          518
                                                  ------------
    Total Diversified Operations                          518
                                                  ------------
    ELECTRIC-GENERATION -- 3.9%
      China Power International
         Development                     570,000          272
      Huaneng Power International        932,000          732
                                                  ------------
    Total Electric-Generation                           1,004
                                                  ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 4.2%
      AAC Acoustic Technology
         Holdings*                       461,000          534
      Hon Hai Precision GDR               43,880          569
                                                  ------------
    Total Electronic Components-Miscellaneous           1,103
                                                  ------------
    FEMININE HEALTH CARE PRODUCTS -- 0.9%
      Hengan International Group         102,000          245
                                                  ------------
    Total Feminine Health Care Products                   245
                                                  ------------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 2.2%
      FU JI Food and Catering
         Services Holdings               322,000          565
                                                  ------------
    Total Food-Miscellaneous/Diversified                  565
                                                  ------------
    FOOTWEAR & RELATED APPAREL -- 2.9%
      Prime Success International
         Group                           934,000          765
                                                  ------------
    Total Footwear & Related Apparel                      765
                                                  ------------
    GAS-DISTRIBUTION -- 1.8%
      Xinao Gas Holdings                 468,000          471
                                                  ------------
    Total Gas-Distribution                                471
                                                  ------------
    HOTELS & MOTELS -- 1.0%
      Home Inns & Hotels
         Mangement ADR*                   10,000          245
                                                  ------------
    Total Hotels & Motels                                 245
                                                  ------------
    INTIMATE APPAREL -- 1.3%
      Top Form International           1,750,000          346
                                                  ------------
    Total Intimate Apparel                                346
                                                  ------------
    LIFE/HEALTH INSURANCE -- 3.4%
      China Life Insurance               419,000          884
                                                  ------------
    Total Life/Health Insurance                           884
                                                  ------------

1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay China Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    MACHINERY-MATERIAL HANDLING -- 1.9%
      Shanghai Zhenhua Port
         Machinery                       526,000  $       498
                                                  ------------
    Total Machinery-Material Handling                     498
                                                  ------------
    MISCELLANEOUS MANUFACTURING -- 1.7%
      Peace Mark Holdings                660,000          449
                                                  ------------
    Total Miscellaneous Manufacturing                     449
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION-- 4.9%
      CNOOC                            1,534,000        1,288
                                                  ------------
    Total Oil Companies-Exploration & Production        1,288
                                                  ------------
    OIL COMPANIES-INTEGRATED -- 8.3%
      China Petroleum & Chemical       2,124,000        1,473
      PetroChina ADR*                      6,300          696
                                                  ------------
    Total Oil Companies-Integrated                      2,169
                                                  ------------
    PAPER & RELATED PRODUCTS -- 4.7%
      Lee & Man Paper
      Manufacturing                      370,000          751
      Nine Dragons Paper Holdings        382,000          485
                                                  ------------
    Total Paper & Related Products                      1,236
                                                  ------------
    POWER CONVERSION/SUPPLY EQUIPMENT -- 1.8%
      Dongfang Electrical
      Machinery                          246,000          473
                                                  ------------
    Total Power Conversion/Supply Equipment               473
                                                  ------------
    PROTECTION-SAFETY -- 1.2%
      GST Holdings                       830,000          320
                                                  ------------
    Total Protection-Safety                               320
                                                  ------------
    REAL ESTATE OPERATION/DEVELOPMENT-- 10.0%
      Cheung Kong Holdings                65,000          706
      China Everbright
      International                    3,659,000          498
      China Overseas Land &
         Investment                      346,250          315
      Hang Lung Properties               168,000          365
      Shanghai Real Estate             1,000,000          253
      Shun TAK Holdings                  360,000          475
                                                  ------------
    Total Real Estate Operation/Development             2,612
                                                  ------------
    RETAIL-HYPERMARKETS -- 0.9%
      Wumart Stores*                     252,000          235
                                                  ------------
    Total Retail-Hypermarkets                             235
                                                  ------------
    SCHOOLS -- 1.7%
      Raffles Education                  264,000          451
                                                  ------------
    Total Schools                                         451
                                                  ------------
Total Common Stock
  (Cost $21,478)                                       24,565
                                                  ------------

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.0%
  Morgan Stanley, 5.18%, dated
    10/31/06, to be repurchased
    on 11/01/06, repurchase price
    $1,052,369 (collateralized by
    a U.S. Government obligation,
    par value $1,160,000, 5.000%,
    10/27/08; total market value
    $1,152,675) (A)                      $ 1,052      $ 1,052
                                                  ------------
Total Repurchase Agreement
  (Cost $1,052)                                         1,052
                                                  ------------

Total Investments-- 98.2% +
  (Cost $22,530)                                       25,617
                                                  ------------

Other Assets and Liabilities, Net-- 1.8%                  475
                                                  ------------

Total Net Assets-- 100.0%                         $    26,092
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
Cost figures are shown with "000's" omitted.
+ At October 31, 2006, the tax basis cost of the Fund's investments was $22,530,474, and the unrealized appreciation and depreciation were $3,309,002 and $(222,723), respectively.
Forinformation regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 44.9%
    AEROSPACE/DEFENSE -- 1.7%
      Empresa Brasileira de
         Aeronautica ADR                   1,800  $        75
                                                  ------------
    Total Aerospace/Defense                                75
                                                  ------------
    APPLICATIONS SOFTWARE -- 0.9%
      Satyam Computer Services ADR         1,800           40
                                                  ------------
    Total Applications Software                            40
                                                  ------------
    BREWERY -- 2.7%
      Cia Cervecerias Unidas ADR           2,200           60
      Grupo Modelo ADR, Cl C               1,200           58
                                                  ------------
    Total Brewery                                         118
                                                  ------------
    BROADCAST SERVICES/PROGRAMMING-- 3.0%
      Grupo Televisa ADR                   5,200          128
                                                  ------------
    Total Broadcast Services/Programming                  128
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 3.6%
      American Movil ADR, Ser L            1,000           43
      Turkcell Iletism ADR                 7,827          113
                                                  ------------
    Total Cellular Telecommunications                     156
                                                  ------------
    COMMERCIAL BANKS NON-US -- 3.3%
      Banco Bradesco ADR                   1,100           39
      ICICI Bank ADR                       2,900          102
                                                  ------------
    Total Commercial Banks Non-US                         141
                                                  ------------
    DIVERSIFIED MINERALS -- 0.8%
      Cia Vale do Rio Doce ADR             1,400           36
                                                  ------------
    Total Diversified Minerals                             36
                                                  ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.5%
      Hon Hai Precision GDR                8,160          106
                                                  ------------
    Total Electronic Components-Miscellaneous             106
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.8%
      Samsung Electronics GDR 144A           500          162
                                                  ------------
    Total Electronic Components-Semiconductors            162
                                                  ------------
    GOLD MINING -- 2.8%
      Randgold Resources ADR*              5,400          122
                                                  ------------
    Total Gold Mining                                     122
                                                  ------------
    INTERNET INFRASTRUCTURE SOFTWARE-- 1.1%
      Radware*                             3,300           48
                                                  ------------
    Total Internet Infrastructure Software                 48
                                                  ------------
    MEDICAL-DRUGS -- 1.3%
      Dr. Reddy's Lab ADR                  3,400           57
                                                  ------------
    Total Medical-Drugs                                    57
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    MEDICAL-GENERIC DRUGS -- 2.0%
      Teva Pharmaceutical
         Industries ADR                    2,600  $        86
                                                  ------------
    Total Medical-Generic Drugs                            86
                                                  ------------
    OIL COMPANIES-INTEGRATED -- 7.3%
      LUKOIL ADR                             700           57
      PetroChina ADR                         200           22
      Petroleo Brasileiro ADR              1,800          160
      Surgutneftegaz ADR                   1,200           75
                                                  ------------
    Total Oil Companies-Integrated                        314
                                                  ------------
    POWER CONVERSION/SUPPLY EQUIPMENT-- 1.5%
      Delta Electronics GDR                4,620           65
                                                  ------------
    Total Power Conversion/Supply Equipment                65
                                                  ------------
    RETAIL-HYPERMARKETS -- 1.5%
      Wal-Mart de Mexico ADR, Cl V         1,800           63
                                                  ------------
    Total Retail-Hypermarkets                              63
                                                  ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 2.5%
      United Microelectronics ADR         35,245          107
                                                  ------------
    Total Semiconductor Components-Integrated
         Circuits                                         107
                                                  ------------
    STEEL PIPE & TUBE -- 2.0%
      Oao Tmk GDR 144A*                    4,000           86
                                                  ------------
    Total Steel Pipe & Tube                                86
                                                  ------------
    TELEPHONE-INTEGRATED -- 0.6%
      Philippine Long Distance
         Telephone ADR                       500           24
                                                  ------------
    Total Telephone-Integrated                             24
                                                  ------------
Total Common Stock
  (Cost $1,727)                                         1,934
                                                  ------------

FOREIGN COMMON STOCK -- 52.9%
    BRAZIL -- 2.6%
      Porto Seguro                         4,000           91
      Submarino                            1,100           22
                                                  ------------
    Total Brazil                                          113
                                                  ------------
    CHINA -- 3.9%
      China Life Insurance                17,000           36
      FU JI Food and Catering
         Services Holdings                29,000           51
      Great Wall Motor                    17,000           14
      Industrial & Commercial
         Bank of China*                  109,000           49
      Shanghai Zhenhua Port
         Machinery                        21,000           20
                                                  ------------
    Total China                                           170
                                                  ------------
    HONG KONG -- 4.3%
      China Resources Enterprise          12,000           28
      CNOOC                              112,000           94
      Lee & Man Paper
      Manufacturing                       16,000           32

1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    HONG KONG -- CONTINUED
      Shanghai Real Estate               118,000  $        30
                                                  ------------
    Total Hong Kong                                       184
                                                  ------------
    INDONESIA -- 7.2%
      Astra International                 49,000           72
      Bakrie and Brothers*             2,353,000           40
      Bank Niaga                         462,000           44
      Bank Rakyat Indonesia              165,000           89
      Ramayana Lestari Sentosa           687,000           63
                                                  ------------
    Total Indonesia                                       308
                                                  ------------
    ISRAEL -- 0.8%
      Bank Hapoalim BM*                    7,000           35
                                                  ------------
    Total Israel                                           35
                                                  ------------
    MALAYSIA -- 0.6%
      Transmile Group                      7,000           24
                                                  ------------
    Total Malaysia                                         24
                                                  ------------
    MEXICO -- 2.6%
      GEO SA de CV*                       24,000          111
                                                  ------------
    Total Mexico                                          111
                                                  ------------
    PHILIPPINES -- 5.7%
      Ayala                                7,400           73
      Ayala Land                          89,000           27
      Jollibee Foods                      52,000           41
      Manila Water                       200,000           37
      Universal Robina                   161,000           70
                                                  ------------
    Total Philippines                                     248
                                                  ------------
    POLAND -- 0.6%
      Agora                                2,800           26
                                                  ------------
    Total Poland                                           26
                                                  ------------
    RUSSIA -- 2.4%
      Evraz Group                          2,300           60
      Sberbank*                               20           45
                                                  ------------
    Total Russia                                          105
                                                  ------------
    SOUTH AFRICA -- 1.6%
      Impala Platinum Holdings               200           35
      Standard Bank Group                  2,800           33
                                                  ------------
    Total South Africa                                     68
                                                  ------------
    SOUTH KOREA -- 10.3%
      Daegu Bank                           7,000          116
      Hanmi Pharm                            650           73
      Korea Investment Holdings              810           39
      Korean Reinsurance                   3,840           43
      MegaStudy                              350           42
      NHN*                                   520           52
      Shinsegae                              140           81
                                                  ------------
    Total South Korea                                     446
                                                  ------------
    TAIWAN -- 3.2%
      Alpha Networks                           1           --
      Pihsiang Machinery
         Manufacturing                    12,000           26

                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

    TAIWAN -- CONTINUED
      Test-Rite International             91,240  $        47
      TXC                                 31,799           48
      Unimicron Technology                13,390           15
                                                  ------------
    Total Taiwan                                          136
                                                  ------------
    THAILAND -- 5.3%
      Amata                              105,000           45
      Bangkok Bank                        18,000           59
      Home Product Center                180,000           43
      Italian-Thai Development           469,000           79
                                                  ------------
    Total Thailand                                        226
                                                  ------------
    TURKEY -- 1.8%
      Coca-Cola Icecek*                    5,600           33
      Hurriyet Gazetecilik                16,000           45
                                                  ------------
    Total Turkey                                           78
                                                  ------------
Total Foreign Common Stock
  (Cost $2,113)                                         2,278
                                                  ------------

FOREIGN PREFERRED STOCK -- 0.7%
    BRAZIL -- 0.7%
      Klabin                              14,000           30
                                                  ------------
    Total Brazil                                           30
                                                  ------------
Total Foreign Preferred Stock
  (Cost $30)                                               30
                                                  ------------

WARRANTS -- 3.1%
      Indiabulls Financial
         Services 144A, expires
         6/15/09 (B)*                      3,900           37
      LVRCL Infrastructures &
         Projects 144A, expires
         11/17/08 (B)*                     9,000           57
      Nicholas Piramal India
         144A, expires 10/26/09
         (B)*                              7,600           38
                                                  ------------
Total Warrants
  (Cost $107)                                             132
                                                  ------------

REPURCHASE AGREEMENT -- 0.7%
  Morgan Stanley, 5.17%, dated
    10/31/06, to be repurchased
    on 11/01/06, repurchase price
    $27,836 (collateralized by a
    U.S. Government obligation,
    par value $80,000, 5.000%,
    10/27/08; total market value
    $79,495) (A)                      $       28           28
                                                  ------------
Total Repurchase Agreement
  (Cost $28)                                               28
                                                  ------------

Total Investments-- 102.3% +
(Cost $4,005)                                           4,402
                                                  ------------

Other Assets and Liabilities, Net-- (2.3%)                (99)
                                                  ------------

Total Net Assets-- 100.0%                         $     4,303
                                                  ============

2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund
October 31, 2006 (Unaudited)

* Non-income producing security.
144A-- Security exempt from registration under Rule
     144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2006, the value of these securities amounted to $380(000), representing 8.8% of the net assets of the Fund.
(A) -- Tri-party repurchase agreement
(B) -- Securities fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. At October 31, 2006, the total value of these securities was $132 (000), representing 3.1% of the total net assets of the Fund.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
Ser -- Series
Cost figures are shown with "000's" omitted.
+ At October 31, 2006, the tax basis cost of the Fund's investments was $4,005,405, and the unrealized appreciation and depreciation were $480,177 and $(83,570), respectively.
For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
Amounts designated as "--"are either $0 or have been rounded to $0.

3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 97.6%
    AEROSPACE/DEFENSE-EQUIPMENT -- 2.7%
      BE Aerospace*                       91,776  $     2,320
                                                  ------------
    Total Aerospace/Defense-Equipment                   2,320
                                                  ------------
    APPLICATIONS SOFTWARE -- 4.0%
      American Reprographics*             38,765        1,376
      Nuance Communications*             173,495        2,002
                                                  ------------
    Total Applications Software                         3,378
                                                  ------------
    AUTO-MEDIUM & HEAVY DUTY TRUCKS-- 0.3%
      Force Protection*                   30,427          228
                                                  ------------
    Total Auto-Medium & Heavy Duty Trucks                 228
                                                  ------------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.6%
      Amerigon*                           62,499          546
                                                  ------------
    Total Auto/Truck Parts & Equipment-Original           546
                                                  ------------
    COMMERCIAL BANKS-EASTERN US -- 0.9%
      Signature Bank*                     26,325          798
                                                  ------------
    Total Commercial Banks-Eastern US                     798
                                                  ------------
    COMMERCIAL BANKS-WESTERN US -- 0.6%
      Community Bancorp*                  19,121          555
                                                  ------------
    Total Commercial Banks-Western US                     555
                                                  ------------
    COMMERCIAL SERVICES -- 4.9%
      CoStar Group*                       25,745        1,219
      Exlservice Holdings*                15,712          327
      PeopleSupport*                      50,148          982
      Providence Service*                 59,725        1,642
                                                  ------------
    Total Commercial Services                           4,170
                                                  ------------
    COMPUTER SERVICES -- 0.9%
      Kanbay International*               27,871          792
                                                  ------------
    Total Computer Services                               792
                                                  ------------
    COMPUTERS -- 2.0%
      Rackable Systems*                   54,455        1,689
                                                  ------------
    Total Computers                                     1,689
                                                  ------------
    COMPUTERS-MEMORY DEVICES -- 1.4%
      Simpletech*                        142,100        1,231
                                                  ------------
    Total Computers-Memory Devices                      1,231
                                                  ------------
    CONSULTING SERVICES -- 5.5%
      Corporate Executive Board           31,200        2,802
      Huron Consulting Group*             16,677          667
      LECG*                               62,372        1,228
                                                  ------------
    Total Consulting Services                           4,697
                                                  ------------
    DIAGNOSTIC KITS -- 1.7%
      Quidel*                             94,350        1,464
                                                  ------------
    Total Diagnostic Kits                               1,464
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    DIVERSIFIED MANUFACTURING OPERATIONS-- 1.0%
      ESCO Technologies*                  19,958  $       867
                                                  ------------
    Total Diversified Manufacturing Operations            867
                                                  ------------
    DRUG DELIVERY SYSTEMS -- 0.6%
      Noven Pharmaceuticals*              24,700          549
                                                  ------------
    Total Drug Delivery Systems                           549
                                                  ------------
    EDUCATIONAL SOFTWARE -- 1.7%
      Blackboard*                         51,200        1,419
                                                  ------------
    Total Educational Software                          1,419
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.7%
      Diodes*                             13,287          585
                                                  ------------
    Total Electronic Components-Semiconductors            585
                                                  ------------
    ENGINEERING/R&D SERVICES -- 0.7%
      Stanley*                            36,900          643
                                                  ------------
    Total Engineering/R&D Services                        643
                                                  ------------
    ENTERPRISE SOFTWARE/SERVICES -- 0.7%
      Concur Technologies*                37,500          598
                                                  ------------
    Total Enterprise Software/Services                    598
                                                  ------------
    ENTERTAINMENT SOFTWARE -- 1.8%
      THQ*                                50,300        1,512
                                                  ------------
    Total Entertainment Software                        1,512
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER-- 0.9%
      Greenhill                           11,300          768
                                                  ------------
    Total Finance-Investment Banker/Broker                768
                                                  ------------
    FINANCE-OTHER SERVICES -- 1.8%
      GFI Group*                          13,380          771
      International Securities
         Exchange                         15,204          781
                                                  ------------
    Total Finance-Other Services                        1,552
                                                  ------------
    GAMBLING (NON-HOTEL) -- 2.2%
      Pinnacle Entertainment*             62,260        1,884
                                                  ------------
    Total Gambling (Non-Hotel)                          1,884
                                                  ------------
    HUMAN RESOURCES -- 1.6%
      Kenexa*                             41,384        1,330
                                                  ------------
    Total Human Resources                               1,330
                                                  ------------
    IMPORT/EXPORT -- 0.4%
      Castle Brands*                      46,605          315
                                                  ------------
    Total Import/Export                                   315
                                                  ------------
    INTERNET APPLICATION SOFTWARE -- 2.4%
      DealerTrack Holdings*               44,456        1,133
      Vocus*                              54,684          887
                                                  ------------
    Total Internet Application Software                 2,020
                                                  ------------

1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    INTERNET CONNECTIVE SERVICES -- 2.1%
      Cogent Communications Group*        83,605  $     1,184
      Redback Networks*                   36,000          569
                                                  ------------
    Total Internet Connective Services                  1,753
                                                  ------------
    INTERNET INFRASTRUCTURE SOFTWARE-- 0.7%
      Opsware*                            63,200          574
                                                  ------------
    Total Internet Infrastructure Software                574
                                                  ------------
    INTIMATE APPAREL -- 0.4%
      Tefron                              34,172          379
                                                  ------------
    Total Intimate Apparel                                379
                                                  ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 3.9%
      Affiliated Managers Group*          33,365        3,341
                                                  ------------
    Total Investment Management/Advisory Services       3,341
                                                  ------------
    MEDICAL IMAGING SYSTEMS -- 0.8%
      Vital Images*                       20,900          649
                                                  ------------
    Total Medical Imaging Systems                         649
                                                  ------------
    MEDICAL INFORMATION SYSTEMS -- 1.9%
      Allscripts Healthcare
      Solutions*                          39,200          925
      Phase Forward*                      49,851          692
                                                  ------------
    Total Medical Information Systems                   1,617
                                                  ------------
    MEDICAL INSTRUMENTS -- 1.9%
      Conceptus*                          79,860        1,583
                                                  ------------
    Total Medical Instruments                           1,583
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.8%
      Keryx Biopharmaceuticals*           67,910          953
      Nektar Therapeutics*                40,100          579
                                                  ------------
    Total Medical-Biomedical/Genetic                    1,532
                                                  ------------
    MEDICAL-DRUGS -- 5.1%
      Adams Respiratory
         Therapeutics*                    75,620        3,259
      Santarus*                          142,590        1,097
                                                  ------------
    Total Medical-Drugs                                 4,356
                                                  ------------
    MEDICAL-OUTPATIENT/HOME MEDICAL-- 2.5%
      Radiation Therapy Services*         72,005        2,143
                                                  ------------
    Total Medical-Outpatient/Home Medical               2,143
                                                  ------------
    METAL PROCESSORS & FABRICATORS-- 1.0%
      Ladish*                             28,291          883
                                                  ------------
    Total Metal Processors & Fabricators                  883
                                                  ------------
    NETWORKING PRODUCTS -- 2.1%
      Acme Packet*                        36,440          627
      Atheros Communications*             52,800        1,147
                                                  ------------
    Total Networking Products                           1,774
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.3%
      ATP Oil & Gas*                      13,150          565
      Berry Petroleum, Cl A               17,150          512
                                                  ------------
    Total Oil Companies-Exploration & Production        1,077
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    OIL FIELD MACHINERY & EQUIPMENT-- 2.0%
      Dresser-Rand Group*                 52,150  $     1,131
      Metretek Technologies*              43,100          562
                                                  ------------
    Total Oil Field Machinery & Equipment               1,693
                                                  ------------
    OIL-FIELD SERVICES -- 1.0%
      Hercules Offshore*                  13,850          493
      W-H Energy Services*                 8,145          382
                                                  ------------
    Total Oil-Field Services                              875
                                                  ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS-- 1.1%
      Psychiatric Solutions*              28,021          930
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers         930
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES-- 1.4%
      Trammell Crow*                      24,400        1,189
                                                  ------------
    Total Real Estate Management/Services               1,189
                                                  ------------
    RETAIL-APPAREL/SHOE -- 4.1%
      Charlotte Russe Holding*            28,900          799
      Children's Place Retail
         Stores*                          12,300          863
      Christopher & Banks                 45,750        1,235
      Tween Brands*                       14,100          590
                                                  ------------
    Total Retail-Apparel/Shoe                           3,487
                                                  ------------
    RETAIL-ARTS & CRAFTS -- 0.7%
      AC Moore Arts & Crafts*             25,500          559
                                                  ------------
    Total Retail-Arts & Crafts                            559
                                                  ------------
    RETAIL-DISCOUNT -- 0.8%
      Citi Trends*                        18,500          726
                                                  ------------
    Total Retail-Discount                                 726
                                                  ------------
    RETAIL-RESTAURANTS -- 0.8%
      Chipotle Mexican Grill, Cl
      A*                                  11,350          680
                                                  ------------
    Total Retail-Restaurants                              680
                                                  ------------
    RETAIL-SPORTING GOODS -- 3.8%
      Dick's Sporting Goods*              23,000        1,144
      Hibbett Sporting Goods*             47,800        1,398
      Zumiez*                             21,100          693
                                                  ------------
    Total Retail-Sporting Goods                         3,235
                                                  ------------
    SCHOOLS -- 3.8%
      Devry*                              22,215          541
      ITT Educational Services*           23,735        1,636
      Strayer Education                    9,050        1,024
                                                  ------------
    Total Schools                                       3,201
                                                  ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 2.2%
      Anadigics*                          98,150          793
      Standard Microsystems*              34,300        1,057
                                                  ------------
    Total Semiconductor Components-Integrated
         Circuits                                       1,850
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 0.4%
      CommScope*                          11,750          375
                                                  ------------
    Total Telecommunications Equipment                    375
                                                  ------------

2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund
October 31, 2006 (Unaudited)

                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    TELECOMMUNICATIONS SERVICES -- 2.3%
      Cbeyond*                            41,468  $     1,258
      Time Warner
         Telecommunications, Cl A*        34,450          687
                                                  ------------
    Total Telecommunications Services                   1,945
                                                  ------------
    THERAPEUTICS -- 1.0%
      Theravance*                         27,865          877
                                                  ------------
    Total Therapeutics                                    877
                                                  ------------
    TRANSACTIONAL SOFTWARE -- 1.5%
      VeriFone Holdings*                  42,730        1,248
                                                  ------------
    Total Transactional Software                        1,248
                                                  ------------
    WEB HOSTING/DESIGN -- 1.7%
      Equinix*                            13,030          891
      Website Pros*                       52,457          564
                                                  ------------
    Total Web Hosting/Design                            1,455
                                                  ------------
    WIRE & CABLE PRODUCTS -- 1.5%
      General Cable*                      17,638          663
      Superior Essex*                     15,610          585
                                                  ------------
    Total Wire & Cable Products                         1,248
                                                  ------------
Total Common Stock
  (Cost $76,543)                                       84,144
                                                  ------------

REPURCHASE AGREEMENT -- 2.0%
  Morgan Stanley, 5.18%, dated
    10/31/06, to be repurchased
    on 11/01/06, repurchase price
    $1,710,633 (collateralized by
    a U.S. Government obligation,
    par value $2,485,000, 5.000%,
    10/27/08; total market value
    $2,469,309) (A)                      $ 1,710        1,710
                                                  ------------
Total Repurchase Agreement
  (Cost $1,710)                                         1,710
                                                  ------------

Total Investments-- 99.6% +
  (Cost $78,253)                                       84,854
                                                  ------------

Other Assets and Liabilities, Net-- 0.4%                  316
                                                  ------------

Total Net Assets-- 100.0%                         $    85,170
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
R&D -- Research and Development
Cost figures are shown with "000's" omitted.
+ At October 31, 2006, the tax basis cost of the Fund's investments was $78,252,615, and the unrealized appreciation and depreciation were $7,883,084 and $(1,281,361), respectively.
Forinformation regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

COMMON STOCK -- 1.7%
    AEROSPACE/DEFENSE -- 0.6%
      Empresa Brasileira de
         Aeronautica ADR                     900  $        38
                                                  ------------
    Total Aerospace/Defense                                38
                                                  ------------
    BROADCAST SERVICES/PROGRAMMING-- 0.7%
      Grupo Televisa ADR                   1,800           44
                                                  ------------
    Total Broadcast Services/Programming                   44
                                                  ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.4%
      United Microelectronics ADR         10,102           31
                                                  ------------
    Total Semiconductor Components-Integrated
         Circuits                                          31
                                                  ------------
Total Common Stock
  (Cost $106)                                             113
                                                  ------------

FOREIGN COMMON STOCK -- 95.6%
    AUSTRALIA -- 4.5%
      BHP Billiton                         1,538           33
      Caltex Australia                       906           16
      Leighton Holdings                    1,797           29
      National Australia Bank                376           11
      Oxiana                               7,635           20
      Qantas Airways                       5,181           17
      QBE Insurance Group                    820           16
      Rio Tinto                              960           58
      Santos                               8,605           70
      Woolworths                           1,310           21
                                                  ------------
    Total Australia                                       291
                                                  ------------
    AUSTRIA -- 4.4%
      Erste Bank der
         Oesterreichischen
         Sparkassen                          984           67
      Telekom Austria                      1,486           37
      Voestalpine*                         2,552          120
      Wiener Staedtische
         Versicherung                        900           58
                                                  ------------
    Total Austria                                         282
                                                  ------------
    BELGIUM -- 2.0%
      Dexia                                3,812          103
      InBev                                  461           26
                                                  ------------
    Total Belgium                                         129
                                                  ------------
    CANADA -- 1.9%
      Bank of Montreal                       900           56
      TELUS                                1,200           69
                                                  ------------
    Total Canada                                          125
                                                  ------------
    DENMARK -- 0.9%
      FLSmidth                               900           47
      Sydbank                                200            8
                                                  ------------
    Total Denmark                                          55
                                                  ------------
    FINLAND -- 0.1%
      Metso                                  100            4

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    FINLAND -- CONTINUED
      Nokia                                  200  $         4
                                                  ------------
    Total Finland                                           8
                                                  ------------
    FRANCE -- 6.9%
      Accor                                  900           63
      Air France                           1,096           39
      AXA                                  2,666          101
      BNP Paribas                          1,108          122
      Sanofi-Aventis                         600           51
      Total*                                 668           45
      Vallourec                              100           25
                                                  ------------
    Total France                                          446
                                                  ------------
    GERMANY -- 7.6%
      BASF                                    82            7
      Beiersdorf                           1,023           58
      Commerzbank                          1,386           49
      Deutsche Lufthansa                   4,619          107
      Hypo Real Estate Holding               700           44
      IVG Immobilien*                        900           33
      MAN                                  1,435          128
      Patrizia Immobilien*                 2,300           59
      Salzgitter*                             62            6
                                                  ------------
    Total Germany                                         491
                                                  ------------
    GREECE -- 1.9%
      National Bank of Greece              2,100           95
      OPAP                                   800           29
                                                  ------------
    Total Greece                                          124
                                                  ------------
    HONG KONG -- 5.0%
      ASM Pacific Technology              13,500           70
      Cheung Kong Holdings                 4,000           44
      CNOOC                               38,000           32
      Hang Lung Properties                21,000           45
      Kingboard Chemical Holdings         19,000           67
      Shun TAK Holdings                   40,000           53
      Vtech Holdings                       2,401           12
                                                  ------------
    Total Hong Kong                                       323
                                                  ------------
    INDONESIA -- 0.5%
      Bank Rakyat Indonesia               59,000           32
                                                  ------------
    Total Indonesia                                        32
                                                  ------------
    ITALY -- 1.1%
      Banca Popolare dell'Emilia
         Romagna Scrl*                       841           20
      ENI                                    278            8
      Fondiaria-Sai                          983           44
                                                  ------------
    Total Italy                                            72
                                                  ------------
    JAPAN -- 23.5%
      ABILIT                               1,200            5
      Brother                              3,000           38
      Canon                                1,650           88
      Central Japan Railway                    8           86
      East Japan Railway                      10           70
      Fujitsu General*                     3,000            7
      Haseko*                              2,000            7
      JS Group                             3,600           74
      Juki                                 6,000           33

1                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund
October 31, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    JAPAN -- CONTINUED
      KDDI                                     2  $        13
      Leopalace21                          1,100           41
      Mitsubishi UFJ Financial
      Group                                   10          127
      Mori Seiki                             300            6
      Nintendo                               500          102
      Nippon Steel                        15,000           61
      Nissan Diesel Motor                  3,000            9
      Nissan Motor                        10,200          122
      ORIX                                   360          101
      Pacific Golf Group
         International Holdings
         KK*                                  10           16
      Resona Holdings                          5           15
      SBI Holdings                             4            1
      Seiko                                2,000           14
      Sumisho Lease*                       1,300           77
      Sumitomo Metal Mining                6,000           79
      Sumitomo Trust & Banking             2,000           21
      Suzuki Motor                         2,000           57
      Toray Industries                     9,000           65
      Towa Real Estate
         Development*                      1,500            9
      Toyota Boshoku                       1,800           39
      Xebio                                2,100           65
      Yamada Denki                           500           50
      Yamato Kogyo                           800           18
                                                  ------------
    Total Japan                                         1,516
                                                  ------------
    MEXICO -- 0.8%
      GEO SA de CV*                       11,000           51
                                                  ------------
    Total Mexico                                            51
                                                  ------------
    NETHERLANDS -- 5.4%
      Aegon                                4,935           91
      Heineken                               190            9
      ING Groep                            2,586          114
      Royal Dutch Shell                    3,867          134
      TNT                                     52            2
                                                  ------------
    Total Netherlands                                     350
                                                  ------------
    NEW ZEALAND -- 0.1%
      Air New Zealand                      7,186            7
                                                  ------------
    Total New Zealand                                       7
                                                  ------------
    PHILIPPINES -- 0.5%
      Ayala                                3,200           31
                                                  ------------
    Total Philippines                                      31
                                                  ------------
    PORTUGAL -- 0.5%
      Banco Comercial Portugues           10,031           33
                                                  ------------
    Total Portugal                                         33
                                                  ------------
    SINGAPORE -- 2.4%
      Keppel                               9,000           91
      Singapore Airlines                   4,349           42
      Singapore Telecommunications        10,450           18
      United Test and Assembly
         Center*                          14,000            7
                                                  ------------
    Total Singapore                                       158
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------

    SOUTH KOREA -- 0.9%
      Daegu Bank*                          1,600  $        27
      MegaStudy*                             250           30
                                                  ------------
    Total South Korea                                      57
                                                  ------------
    SPAIN -- 2.7%
      Acciona                                376           66
      Banco Bilbao Vizcaya
         Argentaria                        3,800           92
      Telefonica                             890           17
                                                  ------------
    Total Spain                                           175
                                                  ------------
    SWEDEN -- 1.5%
      JM                                     800           16
      Telefonaktiebolaget LM
         Ericsson                         21,000           79
                                                  ------------
    Total Sweden                                           95
                                                  ------------
    SWITZERLAND -- 4.5%
      Julius Baer Holding                    700           74
      Nestle                                 123           42
      Nobel Biocare Holding                  100           27
      Roche Holding                          355           62
      Swatch Group                             5            1
      Swiss Life Holding*                    115           27
      Zurich Financial Services              222           55
                                                  ------------
    Total Switzerland                                     288
                                                  ------------
    TAIWAN -- 0.6%
      HON HAI Precision Industry           2,880           37
                                                  ------------

    Total Taiwan                                           37
                                                  ------------

    THAILAND -- 0.5%
      Home Product Center                132,000           31
                                                  ------------

    Total Thailand                                         31
                                                  ------------

    UNITED KINGDOM -- 14.9%
      3i Group                             3,553           65
      AstraZeneca                          1,922          113
      British Airways*                     3,959           35
      British Energy Group*                3,012           24
      BT Group                               507            3
      Capita Group                           541            6
      Collins Stewart Tullett              3,800           62
      Gallaher Group                         497            8
      GlaxoSmithKline                      2,900           77
      HBOS                                 4,368           91
      HSBC Holdings                        7,283          139
      Imperial Tobacco Group                 193            7
      Marks & Spencer Group                1,546           19
      Michael Page International           8,600           66
      National Grid                        6,785           87
      Persimmon                              904           23
      Sage Group                          20,000           91
      Standard Chartered                   1,700           48
                                                  ------------
    Total United Kingdom                                  964
                                                  ------------
Total Foreign Common Stock
  (Cost $5,535)                                         6,171
                                                  ------------

2                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund
October 31, 2006 (Unaudited)

                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

FOREIGN PREFERRED STOCK -- 1.8%
    GERMANY -- 1.8%
      Fresenius                              450  $        84
      Porsche                                 27           31
                                                  ------------
    Total Germany                                         115
                                                  ------------
Total Foreign Preferred Stock
  (Cost $96)                                              115
                                                  ------------

RIGHTS -- 0.0%
      Banca Popolare dell'Emilia
         Romagna
            Expires 12/4/06*                 841           --
      Banca Popolare dell'Emilia
         Romagna
            Expires 12/4/06*                 841           --
                                                  ------------
Total Rights
  (Cost $--)                                               --
                                                  ------------

REPURCHASE AGREEMENT -- 0.8%
  Morgan Stanley,  5.18%, dated
    10/31/06 to be repurchased on
    11/01/06, repurchase price
    $51,745 (collateralized by various
    U.S. Government obligations, par
    values ranging from $10,000 to
    $45,000, interest rates ranging
    from 0.000% to 5.000%,
    maturities ranging from 03/21/07
    to 10/27/08; total market value
    $54,518)(A)                         $     52           52
                                                  ------------
Total Repurchase Agreement
  (Cost $52)                                               52
                                                  ------------

Total Investments-- 99.9% +
  (Cost $5,789)                                         6,451
                                                  ------------

Other Assets and Liabilities, Net-- 0.1%                    5
                                                  ------------

Total Net Assets-- 100.0%                         $     6,456
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cost figures are shown with "000's" omitted.
Amounts designated as "--"are either $0 or have been rounded to $0.
+ At October 31, 2006, the tax basis cost of the Fund's investments was $5,788,677, and the unrealized appreciation and depreciation were $763,679 and $(100,806), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3                 Old Mutual Advisor Funds / Quarterly Report / October 31, 2006

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Advisor Funds (the "registrant") as of a date within 90 days of the filing date of this report, the registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended October 31, 2006, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Attached hereto as Exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


OLD MUTUAL ADVISOR FUNDS



By: /S/ JULIAN F. SLUYTERS
    ----------------------
    Julian F. Sluyters, President

Date:  December 18, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ JULIAN F. SLUYTERS
    ----------------------
    Julian F. Sluyters, Principal Executive Officer

Date:  December 18, 2006




By: /S/ ROBERT T. KELLY
    -------------------
    Robert T. Kelly, Principal Financial Officer

Date: December 18, 2006

                                       3